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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5669
                                   --------------------------------------------
Fifth Third Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:614-470-8000
                                                   ----------------------------

Date of fiscal year end:  July 31
                          ------------------

Date of reporting period: October 31, 2004
                          ------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.


Fifth Third Small Cap Growth Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                 Shares or Principal Amount       Value
                                                 --------------------------       -----
Common Stocks (98.7%)
Aeropostale, Inc. *                                        91,142               $  2,876
Affiliated Managers Group, Inc. * (g)                      37,450                  2,091
Akamai Technologies, Inc. * (g)                           125,000                  1,731
Align Technology, Inc. *                                   70,850                    735
Altiris, Inc. *                                            78,478                  2,134
American Medical Systems Holdings,                         50,000                  1,855
Inc. * (g)
Andrew Corp. * (g)                                         80,000                  1,118
aQuantive, Inc. *                                         100,000                    895
Ariad Pharmaceuticals, Inc. *                             140,000                    794
Array BioPharma, Inc. *                                   100,000                    699
ArthroCare Corp. * (g)                                     50,000                  1,541
Ask Jeeves, Inc. * (g)                                     30,278                    781
AtheroGenics, Inc. * (g)                                   37,300                  1,117
Avid Technology, Inc. *                                    27,417                  1,453
Avocent Corp. *                                            40,000                  1,424
Axcelis Technologies, Inc. *                              120,000                  1,032
BankUnited Finanical Corp. *                               25,000                    744
Belden CDT,  Inc.                                         120,000                  2,668
Benchmark Electronics, Inc. * (g)                          81,158                  2,757
Bone Care International, Inc. *                            45,000                  1,033
Candela Corp. *                                           100,000                  1,018
Carrier Access Corp. *                                    105,000                    928
Centene Corp. *                                            47,300                  2,243
Central Garden & Pet Co. *                                 74,000                  2,643
Ceradyne, Inc. * (g)                                       70,950                  3,043
Children's Place Retail Stores, Inc. *                    106,545                  3,289
(g)
Choice Hotels International, Inc.                          47,430                  2,367
CKE Restaurants, Inc. *                                   240,000                  2,897
Cognex Corp.                                               45,000                  1,152
Coherent, Inc. *                                           56,750                  1,369
Commercial Capital Bancorp., Inc.                         130,000                  2,916
Commscope, Inc. *                                          70,000                  1,261
Comstock Resources, Inc. *                                108,917                  2,397
Cooper Cos., Inc. (g)                                      31,000                  2,180
Core Laboratories N.V. *                                   30,000                    744
Corgentech, Inc. * (g)                                     45,000                    858
Cymer, Inc. *                                              30,000                    856
Delphi Financial Group, Class A                            46,116                  1,885
Denbury Resources, Inc. *                                  50,000                  1,240
Dendrite International, Inc. *                            119,867                  1,756
Digene Corp. *                                             28,560                    718
Direct General Corp.                                       41,700                  1,230
Ditech Communications Corp. *                              40,000                    918
East-West Bancorp., Inc.                                   87,734                  3,513
Embarcadero Technologies, Inc. *                          206,083                  1,675
Engineered Support Systems, Inc.                           72,450                  3,480
Epicor Software Corp. *                                   221,000                  3,397
EPIX Medical, Inc. *                                       84,095                  1,314
Eyetech Pharmaceuticals, Inc. * (g)                        45,000                  1,910
F5 Networks, Inc. * (g)                                    90,000                  3,595

First American Financial Corp.                             49,321                  1,538
First Bancorp./Puerto Rico                                 30,000                  1,636
First Cash Financial Services, Inc. *                     112,500                  2,653
FLIR Systems, Inc. * (g)                                   32,300                  1,719
Forward Air Corp. *                                        50,000                  2,059
Fossil, Inc. *                                             47,425                  1,411
Foxhollow Technologies, Inc. *                              1,500                     31
FSI International, Inc. *                                 170,000                    793
GEN-Probe, Inc. *                                          32,300                  1,132
General Cable Corp. *                                     240,000                  2,952
General Maritime Corp. *                                   65,000                  2,470
Genesco, Inc. *                                            35,000                    896
Given Imaging, Ltd. * (g)                                  60,000                  1,935
Global Payments, Inc. (g)                                  31,123                  1,704
Grey Wolf, Inc. *                                         150,000                    777
Harmonic, Inc. *                                          236,872                  1,971
Headwaters, Inc. * (g)                                     95,000                  2,993
Hibbet Sporting Goods, Inc. *                              48,625                  1,087
Hyperion Solutions Corp. * (g)                             30,000                  1,204
IDX Systems Corp. *                                        20,000                    671
Immucor, Inc. *                                            40,000                  1,234
Impax Laboratories, Inc. *                                 90,000                  1,328
Infospace, Inc. *                                          25,000                  1,313
Input/Output, Inc. *                                      100,000                    699
Intermagnetics General Corp. *                             77,875                  1,985
J.B. Hunt Transport Services, Inc. (g)                     56,750                  2,319
Jacuzzi Brands, Inc. *                                    300,000                  2,595
JAMDAT Mobile, Inc. * (g)                                  33,043                    968
Jarden Corp. *                                             79,017                  2,776
Jefferies Group, Inc.                                      44,878                  1,801
Joy Global, Inc.                                           66,200                  2,237
K-V Pharmaceutical Co. * (g)                               44,950                    895
Labor Ready, Inc. * (g)                                   208,244                  2,988
LTX Corp. *                                               147,639                    960
Maxtor Corp. *                                            190,000                    562
MGI Pharma, Inc. * (g)                                     74,822                  1,996
Microsemi Corp. *                                         114,000                  1,772
Navigant Consulting, Inc. * (g)                            96,578                  2,402
NMS Communications Corp. * (g)                            235,000                  1,026
OMI Corp. (g)                                             140,000                  2,512
Omicell, Inc. *                                            95,000                    981
Onyx Pharmaceuticals, Inc. *                               53,161                  1,492
Oshkosh Truck Corp.                                        34,772                  2,048
OSI Pharmaceuticals, Inc. *                                14,939                    971
Overseas Shipholding Group, Inc.                           25,000                  1,424
Parametric Technology Corp. * (g)                         680,000                  3,528
Patina Oil & Gas Corp.                                     44,936                  1,285
Pharmion Corp. * (g)                                       36,000                  1,654
Plantronics, Inc.                                          56,583                  2,461
Plexus Corp. *                                             40,722                    505
PLX Technology, Inc. *                                    231,900                  2,090
Progress Software Corp. *                                  78,533                  1,560
Quiksilver, Inc. *                                        125,000                  3,406
RC2 Corp. *                                               104,028                  2,898
Regis Corp.                                                54,139                  2,317
Respironics, Inc. *                                        41,123                  2,101
Rigel Pharmaceuticals, Inc. * (g)                          75,000                  1,800
Salesforce.com, Inc. * (g)                                 40,000                    813
Salix Pharmaceuticals, Ltd. *                             118,591                  1,901
Sapient Corp. *                                           240,050                  1,932
Scientific Games Corp. *                                   44,000                    932
SCS Transportation, Inc. *                                104,028                  1,880

Semitool, Inc. *                                           67,300                    521
Semtech Corp. * (g)                                        71,061                  1,484
Serologicals Corp. * (g)                                   80,850                  1,912
SI International, Inc. *                                   65,000                  1,686
Silicon Image, Inc. *                                     190,000                  2,602
Skyworks Solutions, Inc. *                                100,000                    889
Southwestern Energy Co. *                                  27,611                  1,268
Spinnaker Exploration Co. *                                50,000                  1,596
Steel Dynamics, Inc. (g)                                   90,000                  2,988
Stein Mart, Inc. *                                        100,000                  1,662
Sterling Financial Corp. *                                 20,000                    751
Superior Energy Services, Inc. *                          122,000                  1,573
Tekelec *                                                 156,900                  3,502
Telik, Inc. *                                              89,761                  1,656
Thor Industries, Inc.                                      50,000                  1,391
Trimble Navigation Ltd. *                                 120,975                  3,470
United Surgical Partners International,                    44,950                  1,574
Inc. *
Urban Outfitters, Inc. *                                   99,588                  4,082
Varian Semiconductor Equipment                             46,061                  1,594
Associates, Inc. * (g)
VCA Antech, Inc. *                                        133,778                  2,999
Vitesse Semiconductor Corp. * (g)                         234,850                    639
WCI Communities, Inc. *                                   110,000                  2,596
Western Wireless Corp., Class A *                          62,417                  1,819
Wind River Systems, Inc. *                                 50,000                    670
Wintrust Financial Corp.                                   53,417                  3,045
                                                                                --------
Total Common Stocks                                                              242,218
                                                                                --------

Repurchase Agreements (1.4%)
UBS Investment Bank, 1.78%,                              $  3,487                  3,487
11/1/04 (Proceeds at maturity, $3,488,                                          --------
Collateralized by various U.S. Treasury
securities)
Total Repurchase Agreements                                                        3,487
                                                                                --------

Short-Term Securities Held as Collateral
  for Securities Lending (22.3%)
Pool of various securities for Fifth Third                 54,650                 54,650
Funds                                                                           --------
Total Short-Term Securities Held as
  Collateral for Securities Lending                                               54,650
                                                                                --------

Total (Cost $251,068) (a) - 122.4%                                              $300,355
                                                                                ========

----------

Percentages indicated are based on net assets of $245,400.
See notes to schedules of portfolio investments.

Fifth Third Mid Cap Growth Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                               Shares or Principal Amount         Value
                                               --------------------------         -----
Common Stocks (96.8%)
A.G. Edwards, Inc.                                       87,900                 $  3,187
Advance Auto Parts, Inc. *                              171,300                    6,701
Alberto-Culver Co., Class B                             114,200                    5,123
American Capital Strategies Ltd. (g)                    163,135                    5,049
Andrew Corp. * (g)                                      621,296                    8,686
Apache Corp.                                            119,600                    6,063
Avocent Corp. *                                         205,000                    7,298
Beckman Coulter, Inc.                                   102,000                    6,069
Biomet, Inc. (g)                                        142,700                    6,661
Burlington Resources, Inc.                              143,200                    5,943
Career Education Corp. *                                 82,900                    2,601
Caremark Rx, Inc. * (g)                                 250,150                    7,497
Cephalon, Inc. * (g)                                    163,100                    7,775
Charles River Laboratories International,               106,368                    4,977
Inc. *
Chico's FAS, Inc. * (g)                                 172,700                    6,914
Cintas Corp.                                            108,800                    4,694
CNET Networks, Inc. * (g)                               516,620                    4,221
Cognizant Technology Solutions Corp. *                  158,300                    5,382
Corporate Executive Board Co.                           111,500                    7,097
Covance, Inc. *                                         149,500                    5,938
Cree, Inc. * (g)                                        221,600                    7,647
Cytyc Corp. *                                           304,500                    7,945
D. R. Horton, Inc.                                      247,400                    7,422
Dollar Tree Stores, Inc. *                              194,400                    5,618
DreamWorks Animation SKG, Inc. *                         17,200                      672
Education Management Corp. *                            163,100                    4,374
Engineered Support Systems, Inc.                         95,200                    4,573
Fastenal Co. (g)                                         88,400                    4,882
Fidelity National Financial, Inc.                       189,000                    7,133
Fiserv, Inc. * (g)                                      202,600                    7,200
Fisher Scientific International, Inc. *                 145,500                    8,346
(g)
Gentex Corp.                                            140,000                    4,621
Gilead Sciences, Inc. *                                 198,500                    6,874
Hughes Supply, Inc.                                     252,800                    7,182
International Rectifier Corp. *                         174,000                    6,917
Invacare Corp.                                          114,600                    5,292
Jabil Circuit, Inc. *                                   320,800                    7,799
Laureate Education, Inc. *                              172,700                    6,773
Lennar Corp., Class A (g)                               114,200                    5,137
Manpower, Inc.                                           89,700                    4,059
Michael's Stores, Inc. (g)                              233,800                    6,804
Microchip Technology, Inc. (g)                          255,550                    7,730
Network Appliance, Inc. * (g)                           254,200                    6,220
Nextel Partners Inc., Class A * (g)                     295,000                    4,968
North Fork Bancorp                                      127,800                    5,636
Plantronics, Inc.                                       149,500                    6,503
Polo Ralph Lauren                                       209,400                    7,733
Radio One, Inc., Class D * (g)                          311,300                    4,573
Ruby Tuesday, Inc.                                      229,800                    5,676

SanDisk Corp. * (g)                                     244,700                    5,107
Skyworks Solutions, Inc. *                              755,000                    6,712
Stericycle, Inc. *                                       86,900                    3,939
T. Rowe Price Group, Inc.                               175,400                    9,782
The Cheesecake Factory, Inc. * (g)                      100,600                    4,367
The Valspar Corp.                                        94,900                    4,428
Thermo Electron Corp. *                                 212,100                    6,151
Varian Medical Systems, Inc. *                          184,900                    7,425
Varian, Inc. *                                          133,700                    4,877
VeriSign, Inc. * (g)                                    295,000                    7,915
Western Wireless Corp., Class A * (g)                   199,800                    5,822
Williams-Sonoma, Inc. * (g)                             169,900                    6,485
XTO Energy, Inc.                                        169,170                    5,647
Zebra Technologies Corp., Class A *                      71,275                    3,777
                                                                                --------
Total Common Stocks                                                              376,619
                                                                                --------

Repurchase Agreements (3.4%)
UBS Investment Bank, 1.78%,                            $ 13,391                   13,391
                                                                                --------
11/1/04 (Proceeds at maturity, $13,393,
Collateralized by a U.S. Treasury
security)
Total Repurchase Agreements                                                       13,391
                                                                                --------

Short-Term Securities Held as Collateral
  for Securities Lending (24.8%)
Pool of various securities for Fifth Third               96,427                   96,427
                                                                                --------
Funds
Total Short-Term Securities Held as
  Collateral for Securities Lending                                               96,427
                                                                                --------

Total (Cost $414,926) (a) - 125.0%                                              $486,437
                                                                                ========

----------

Percentages indicated are based on net assets of $389,231.
See notes to schedules of portfolio investments.

Fifth Third Quality Growth Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                Shares or Principal Amount         Value
                                                --------------------------         -----
Common Stocks (100.1%)
3M Co.                                                    302,000               $   23,426
Agilent Technologies, Inc. * (g)                        1,363,000                   34,157
Amgen, Inc. *                                             298,000                   16,927
Analog Devices, Inc.                                      845,000                   34,020
Anthem, Inc. * (g)                                        260,000                   20,904
Avaya, Inc. *                                             805,000                   11,592
Bank of New York Co., Inc.                                390,000                   12,659
Best Buy Co., Inc.                                        553,000                   32,749
Boston Scientific Corp. *                               1,220,000                   43,066
Broadcom Corp., Class A *                                 975,000                   26,374
Cintas Corp.                                              586,000                   25,280
Cisco Systems, Inc. *                                   2,242,000                   43,069
Eaton Corp.                                               339,000                   21,679
EMC Corp. *                                             2,580,000                   33,204
Emerson Electric Corp.                                    290,000                   18,575
Exxon Mobil Corp.                                         247,000                   12,157
Flextronics International Ltd. * (g)                      580,000                    6,989
General Electric Corp.                                    835,000                   28,491
Genzyme Corp. * (g)                                       201,000                   10,546
Gilead Sciences, Inc. * (g)                               772,000                   26,734
Goldman Sachs Group, Inc.                                 388,000                   38,172
Harley-Davidson, Inc. (g)                                 265,000                   15,256
Home Depot, Inc.                                        1,175,000                   48,268
IBM Corp.                                                 217,000                   19,476
Illinois Tool Works, Inc.                                 230,000                   21,224
Intel Corp.                                             1,760,000                   39,177
International Game Technology                           1,004,000                   33,172
L-3 Communications Holdings, Inc.                         316,000                   20,834
Lehman Brothers Holdings, Inc.                            208,000                   17,087
Lowe's Cos., Inc.                                         345,000                   19,417
Manpower, Inc. (g)                                        734,000                   33,214
Maxim Integrated Products, Inc. (g)                       622,000                   27,362
Mellon Financial Corp. (g)                                887,000                   25,634
Microsoft Corp.                                         1,417,000                   39,662
Nordstrom, Inc.                                           557,000                   24,051
Northern Trust Corp.                                      710,000                   30,204
Rockwell Automation, Inc.                                 277,000                   11,548
Schlumberger Ltd.                                         175,000                   11,015
Sysco Corp.                                               500,000                   16,135
Teva Pharmaceutical Industries Ltd.,                    1,130,000                   29,380
ADR
Texas Instruments, Inc.                                 1,525,000                   37,285
United Technologies Corp.                                 144,000                   13,366
Varian Medical Systems, Inc. *                            330,000                   13,250
Wal-Mart Stores, Inc.                                     385,000                   20,759
Xilinx, Inc. (g)                                          684,000                   20,930
                                                                                ----------
Total Common Stocks                                                              1,108,476
                                                                                ----------

Repurchase Agreements (0.0%)
UBS Investment Bank, 1.78%,                            $      391                      391
11/1/04 (Proceeds at maturity, $391,                                            ----------

Collateralized by a U.S. Treasury
security)
Total Repurchase Agreements                                                            391
                                                                                ----------

Short-Term Securities Held as Collateral
  for Securities Lending (6.4%)
Pool of various securities for Fifth Third                 70,798                   70,798
Funds                                                                           ----------
Total Short-Term Securities Held as
  Collateral for Securities Lending                                                 70,798
                                                                                ----------

Total (Cost $1,041,311) (a) - 106.5%                                            $1,179,665
                                                                                ==========

----------

Percentages indicated are based on net assets of $1,107,325.
See notes to schedules of portfolio investments.

Fifth Third Large Cap Core Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                              Shares or Principal Amount        Value
                                              --------------------------        -----
Common Stocks (93.9%)
3M Co.                                                   11,800                $    915
ACE Ltd.                                                 22,150                     843
Adolph Coors Co.                                          2,550                     170
Agilent Technologies, Inc. *                             19,400                     487
Allstate Corp.                                           21,600                   1,039
Altria Group, Inc.                                       27,400                   1,328
American International Group, Inc.                       31,500                   1,912
Anthem, Inc. * (g)                                        7,950                     639
Applied Materials, Inc. * (g)                            29,850                     481
Archer-Daniels-Midland Co.                               14,550                     282
Autoliv, Inc.                                             7,400                     316
Automatic Data Processing, Inc.                          19,600                     850
Ball Corp.                                               12,700                     506
Bank of America Corp.                                    54,100                   2,424
Bausch & Lomb, Inc. (g)                                  15,650                     954
Becton, Dickinson & Co.                                  20,100                   1,055
BellSouth Corp.                                          22,800                     608
Black & Decker Corp.                                      3,150                     253
BMC Software, Inc. *                                     33,300                     630
Boeing Co.                                               12,150                     606
Bristol-Myers Squibb Co. (g)                             25,850                     606
Cardinal Health, Inc.                                    16,250                     760
ChevronTexaco Corp.                                      32,350                   1,716
CIGNA Corp. (g)                                          14,600                     927
Cisco Systems, Inc. *                                    90,850                   1,744
Citigroup, Inc.                                          25,550                   1,134
Coca-Cola Co.                                            11,950                     486
Computer Sciences Corp. *                                 5,250                     261
ConocoPhillips                                           13,950                   1,176
Constellation Energy Group, Inc.                         18,800                     764
Deere & Co.                                               6,300                     377
Dell, Inc. *                                             12,300                     431
Doral Financial Corp.                                     6,600                     277
E*TRADE Financial Corp. *                                14,750                     190
Eaton Corp.                                              15,600                     998
Emerson Electric Corp.                                   11,450                     733
Exxon Mobil Corp.                                        76,750                   3,778
Federated Department Stores, Inc.                        21,900                   1,105
FedEx Corp.                                               1,700                     155
First Energy Corp.                                       25,400                   1,049
Ford Motor Co.                                           54,800                     714
Gap, Inc.                                                40,750                     814
General Dynamics Corp.                                    3,000                     306
General Electric Corp. (h)                               51,900                   1,771
Gillette Co.                                             10,800                     448
H.J. Heinz Co.                                           12,700                     462
Harris Corp. (g)                                          5,850                     360
Hewlett-Packard Co.                                      62,650                   1,169
Home Depot, Inc.                                         11,800                     485
IBM Corp.                                                23,650                   2,122
IMS Health, Inc.                                         41,900                     887
Ingersoll-Rand Co., Class A                              15,100                   1,033
Intel Corp.                                              92,500                   2,059

International Flavors & Fragrances,                       5,800                     226
Inc.
J.C. Penney Co., Inc.                                    25,200                     872
J.P. Morgan Chase & Co.                                  43,802                   1,691
Jefferson-Pilot Corp.                                     5,700                     275
Johnson & Johnson                                        40,100                   2,341
Kellogg Co.                                              11,300                     486
Kimberly-Clark Corp.                                     16,250                     970
Lincoln National Corp.                                   22,100                     968
LSI Logic Corp. *                                        20,900                      95
Marshall & Ilsley Corp.                                  16,600                     697
Masco Corp.                                              30,800                   1,056
May Department Stores Co.                                39,750                   1,036
MBNA Corp.                                               40,650                   1,042
McDonald's Corp.                                         37,300                   1,087
McGraw-Hill Cos., Inc.                                   13,100                   1,130
Medco Health Solutions, Inc. *                           30,700                   1,041
Merck & Co., Inc.                                        27,550                     863
Mercury General Corp.                                     4,850                     249
MetLife, Inc.                                            12,300                     472
Microsoft Corp. (h)                                     128,850                   3,607
Monsanto Co.                                              7,250                     310
Motorola, Inc.                                           56,000                     967
National City Corp.                                      26,150                   1,019
NCR Corp. *                                               9,100                     513
Nextel Communications, Inc., Class A *                   40,450                   1,072
Nordstrom, Inc.                                          26,500                   1,144
Occidental Petroleum Corp.                               18,250                   1,019
PACCAR, Inc.                                              4,850                     336
PepsiCo, Inc.                                            12,400                     615
Pfizer, Inc.                                             94,300                   2,729
Phelps Dodge Corp. (g)                                    2,550                     223
Pitney Bowes, Inc.                                       18,850                     825
PPG Industries, Inc.                                     16,850                   1,074
Procter & Gamble Co.                                     13,700                     701
Progressive Corp.                                        12,350                   1,155
Prudential Financial, Inc. (g)                           21,650                   1,006
Reynolds American, Inc. (g)                              14,000                     964
Rohm & Haas Co.                                          10,800                     458
Sanmina-SCI Corp. * (g)                                  19,150                     153
SBC Communications, Inc.                                 19,300                     488
Schlumberger Ltd.                                         9,650                     607
Scientific-Atlanta, Inc.                                  7,900                     216
Sempra Energy                                            28,450                     954
State Street Corp. (g)                                   21,650                     975
Tektronix, Inc.                                          11,450                     347
Tellabs, Inc. * (g)                                      53,800                     430
Texas Instruments, Inc.                                   4,350                     106
The Dun & Bradstreet Corp *                               5,600                     317
The Walt Disney Co. (g)                                  46,300                   1,168
Time Warner, Inc. *                                      82,550                   1,373
Tyco International Ltd.                                  39,800                   1,240
Tyson Foods, Inc., Class A                               17,400                     252
United Parcel Service, Inc. (g)                           6,500                     515
United Technologies Corp.                                11,700                   1,087
UnitedHealth Group, Inc.                                 14,950                   1,083
Verizon Communications, Inc.                             21,300                     833
Vulcan Materials Co.                                      7,000                     348
Wachovia Corp. (g)                                       26,000                   1,279
Wal-Mart Stores, Inc. (a)                                20,900                   1,127
Wells Fargo & Co.                                        26,950                   1,609

Wendy's International, Inc.                              11,450                     382
Weyerhaeuser Co.                                         15,800                     990
Xerox Corp. * (g)                                        60,050                     887
YUM! Brands, Inc.                                        18,450                     803
                                                                               --------
Total Common Stocks                                                             103,498
                                                                               --------

Repurchase Agreements (6.1%)
UBS Investment Bank, 1.78%,                          $    6,731                   6,731
                                                                               --------
11/1/04 (Proceeds at maturity, $6,732,
Collateralized by various
U.S. Treasury securities)
Total Repurchase Agreements                                                       6,731

Money Markets (0.0%)
Dreyfus Cash Management Money                                 1                      --#
                                                                               --------
Market Fund
Total Money Markets                                                                   0

Short-Term Securities Held as Collateral
  for Securities Lending (9.3%)
Pool of various securities for Fifth Third           $   10,196                  10,196
                                                                               --------
Funds
Total Short-Term Securities Held as
  Collateral for Securities Lending                                              10,196
                                                                               --------

Total (Cost $110,386) (a) - 109.3%                                             $120,425
                                                                               ========

--------

Percentages indicated are based on net assets of $110,161.
See notes to schedules of portfolio investments.

Fifth Third Equity Index Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                              Shares or Principal Amount         Value
                                              --------------------------         -----
Common Stocks (98.2%)
3M Co.                                                   39,569                $  3,069
Abbott Laboratories                                      78,924                   3,365
ACE Ltd.                                                 14,447                     550
ADC Telecommunications, Inc. *                           41,985                      93
Adobe Systems, Inc.                                      12,162                     681
Adolph Coors Co.                                          1,874                     125
Advanced Micro Devices, Inc. * (g)                       18,124                     305
AES Corp. * (g)                                          32,401                     353
Aetna, Inc.                                               7,776                     739
Affiliated Computer Services, Inc., Class                 6,470                     353
 A *
AFLAC, Inc.                                              25,639                     920
Agilent Technologies, Inc. *                             24,621                     616
Air Products and Chemicals, Inc.                         11,491                     611
Alberto-Culver Co., Class B                               4,562                     205
Albertson's, Inc. (g)                                    18,763                     428
Alcoa, Inc. (g)                                          43,974                   1,429
Allegheny Energy, Inc. *                                  6,932                     127
Allegheny Technologies, Inc.                              4,764                      80
Allergan, Inc.                                            6,709                     480
Allied Waste Industries, Inc. *                          16,103                     131
Allstate Corp.                                           35,034                   1,685
Alltel Corp.                                             15,583                     856
Altera Corp. * (g)                                       18,793                     427
Altria Group, Inc.                                      103,727                   5,027
AMBAC Financial Group, Inc. (g)                           5,516                     431
Amerada Hess Corp. (g)                                    4,614                     372
Ameren Corp.                                              9,822                     471
American Electric Power Co.                              20,002                     659
American Express Co.                                     64,093                   3,401
American International Group, Inc.                      131,715                   7,997
American Power Conversion Corp.                          10,313                     199
American Standard Companies, Inc. *                      10,814                     395
AmerisourceBergen Corp.                                   5,702                     314
Amgen, Inc. *                                            64,003                   3,636
AmSouth Bancorp                                          17,885                     472
Anadarko Petroleum Corp.                                 12,649                     853
Analog Devices, Inc.                                     19,175                     772
Andrew Corp. * (g)                                        8,290                     116
Anheuser-Busch Co., Inc.                                 40,494                   2,023
Anthem, Inc. *                                            7,084                     570
Aon Corp. (g)                                            16,022                     327
Apache Corp.                                             16,481                     836
Apartment Investment & Management                         4,823                     177
Co.
Apollo Group, Inc., Class A *                             9,800                     647
Apple Computer, Inc. *                                   19,611                   1,030
Applied Biosystems Group                                 10,342                     197
Applied Materials, Inc. * (g)                            86,005                   1,385
Applied Micro Circuits Corp. *                           16,164                      59
Archer-Daniels-Midland Co.                               33,168                     642
Ashland, Inc.                                             3,538                     204
AT&T Corp. (g)                                           40,177                     687

Autodesk, Inc.                                            5,830                     308
Automatic Data Processing, Inc.                          29,532                   1,281
AutoNation, Inc. *                                       13,681                     236
AutoZone, Inc. * (g)                                      4,247                     347
Avaya, Inc. *                                            22,653                     326
Avery Dennison Corp.                                      5,603                     341
Avon Products, Inc.                                      23,906                     945
Baker Hughes, Inc. (g)                                   16,981                     727
Ball Corp.                                                5,744                     229
Bank of America Corp.                                   205,637                   9,209
Bank of New York Co., Inc.                               39,333                   1,277
Bausch & Lomb, Inc. (g)                                   2,710                     165
Baxter International, Inc.                               31,080                     956
BB&T Corp.                                               28,029                   1,152
Bear, Stearns & Co., Inc.                                 5,211                     494
Becton, Dickinson & Co.                                  12,666                     665
Bed Bath & Beyond, Inc. *                                15,195                     620
BellSouth Corp.                                          92,552                   2,468
Bemis Co.                                                 5,482                     145
Best Buy Co., Inc.                                       16,430                     973
Big Lots, Inc. *                                          5,649                      70
Biogen Idec, Inc. *                                      17,107                     995
Biomet, Inc.                                             12,842                     599
BJ Services Co.                                           8,230                     420
Black & Decker Corp.                                      4,021                     323
BMC Software, Inc. *                                     11,342                     215
Boeing Co.                                               42,437                   2,118
Boise Cascade Corp.                                       4,525                     134
Boston Scientific Corp. *                                42,598                   1,504
Bristol-Myers Squibb Co. (g)                             98,338                   2,304
Broadcom Corp., Class A *                                16,283                     440
Brown-Forman Corp.                                        6,163                     277
Brunswick Corp.                                           4,884                     229
Burlington Northern Santa Fe Corp.                       18,913                     791
Burlington Resources, Inc.                               19,957                     828
C.R. Bard, Inc.                                           5,342                     303
Calpine Corp. * (g)                                      26,937                      67
Campbell Soup Co.                                        20,752                     557
Capital One Financial Corp.                              12,232                     902
Cardinal Health, Inc.                                    21,758                   1,017
Caremark Rx, Inc. *                                      23,558                     706
Carnival Corp. (g)                                       32,004                   1,618
Caterpillar, Inc.                                        17,327                   1,396
Cendant Corp.                                            53,370                   1,099
Centerpoint Energy, Inc.                                 15,481                     163
Centex Corp.                                              6,294                     327
CenturyTel, Inc.                                          6,826                     219
Charles Schwab Corp.                                     69,546                     636
ChevronTexaco Corp.                                     107,689                   5,714
Chiron Corp. * (g)                                        9,601                     311
Chubb Corp.                                               9,649                     696
Ciena Corp. *                                            27,989                      69
CIGNA Corp. (g)                                           6,953                     441
Cincinnati Financial Corp.                                8,598                     359
Cinergy Corp.                                             9,161                     362
Cintas Corp.                                              8,756                     378
Circuit City Stores, Inc.                                10,173                     165
Cisco Systems, Inc. *                                   341,824                   6,567
Citigroup, Inc.                                         261,886                  11,621
Citizens Communications Co.                              16,762                     225
Citrix System, Inc. *                                     8,551                     206
Clear Channel Communications, Inc.                       29,829                     996

Clorox Co.                                               10,775                     588
CMS Energy Corp. * (g)                                    9,594                      90
Coach, Inc. *                                             9,514                     444
Coca-Cola Co.                                           122,660                   4,986
Coca-Cola Enterprises, Inc.                              23,710                     496
Colgate-Palmolive Co.                                    26,847                   1,198
Comcast Corp., Class A *                                112,981                   3,334
Comerica, Inc.                                            8,665                     533
Computer Associates International, Inc.                  29,592                     820

Computer Sciences Corp. *                                 9,578                     476
Compuware Corp. *                                        19,968                     116
Comverse Technology, Inc. *                               9,994                     206
ConAgra, Inc.                                            26,714                     705
ConocoPhillips                                           34,819                   2,936
Consolidated Edison, Inc.                                12,285                     534
Constellation Energy Group, Inc.                          8,871                     360
Convergys Corp. *                                         7,418                      97
Cooper Industries Ltd.                                    4,753                     304
Cooper Tire & Rubber Co.                                  3,663                      71
Corning, Inc. *                                          70,071                     802
Costco Wholesale Corp. (g)                               23,418                   1,123
Countrywide Credit Industries, Inc. (g)                  28,490                     910
Crane Co.                                                 3,037                      85
CSX Corp. (g)                                            10,917                     398
Cummins Engine, Inc.                                      2,183                     153
CVS Corp.                                                20,262                     881
Dana Corp.                                                7,493                     112
Danaher Corp. (g)                                        15,584                     859
Darden Restaurants, Inc.                                  7,977                     195
Deere & Co.                                              12,545                     749
Dell, Inc. * (g)                                        126,215                   4,425
Delphi Automotive Systems Corp.                          28,540                     240
Delta Air Lines, Inc. * (g)                               6,118                      33
Deluxe Corp.                                              2,540                      97
Devon Energy Corp.                                       12,245                     906
Dillards Department Stores, Inc.                          4,305                      88
Dollar General Corp.                                     16,843                     324
Dominion Resources, Inc. (g)                             16,645                   1,071
Dover Corp.                                              10,390                     408
Dow Chemical Co.                                         47,493                   2,134
Dow Jones & Co.                                           4,111                     182
DTE Energy Co. (g)                                        8,852                     378
Duke Energy Corp. (g)                                    47,409                   1,163
Dynegy, Inc. * (g)                                       19,522                      96
E*TRADE Financial Corp. *                                18,526                     239
E. I. du Pont de Nemours & Co.                           50,448                   2,163
Eastman Chemical Co.                                      3,956                     188
Eastman Kodak Co.                                        14,568                     441
Eaton Corp.                                               7,691                     492
eBay, Inc. * (g)                                         33,418                   3,262
Ecolab, Inc. (g)                                         13,142                     445
Edison International, Inc.                               16,613                     507
El Paso Energy Corp. (g)                                 32,617                     292
Electronic Arts, Inc. *                                  15,379                     691
Electronic Data Systems Corp. (g)                        25,902                     551
Eli Lilly & Co. (g)                                      57,156                   3,138
EMC Corp. *                                             121,567                   1,565
Emerson Electric Corp.                                   21,240                   1,360
Engelhard Corp.                                           6,304                     178
Entergy Corp.                                            11,471                     750
EOG Resources, Inc.                                       5,908                     393

Equifax, Inc.                                             6,936                     181
Equity Office Properties Trust                           20,369                     573
Exelon Corp.                                             33,374                   1,321
Express Scripts, Inc. * (g)                               3,965                     254
Exxon Mobil Corp.                                       328,883                  16,187
Family Dollar Stores, Inc.                                8,507                     251
Fannie Mae                                               48,932                   3,433
Federated Department Stores, Inc.                         9,183                     463
Federated Investors, Inc.                                 5,590                     162
FedEx Corp.                                              15,235                   1,388
Fifth Third Bancorp. (b)                                 28,724                   1,413
First Data Corp.                                         43,349                   1,789
First Energy Corp.                                       16,675                     689
First Horizon National Corp.                              6,337                     274
Fiserv, Inc. *                                            9,885                     351
Fisher Scientific International, Inc. *                   5,823                     334
Fluor Corp.                                               4,205                     195
Ford Motor Co. (g)                                       92,504                   1,205
Forest Laboratories, Inc. *                              18,719                     835
Fortune Brands, Inc.                                      7,282                     530
FPL Group, Inc.                                           9,424                     649
Franklin Resources, Inc.                                 12,608                     764
Freddie Mac                                              34,731                   2,313
Freeport-McMoran Copper & Gold,                           9,069                     328
Inc., Class B (a)(g)
Gannett, Inc.                                            13,453                   1,116
Gap, Inc.                                                45,931                     918
Gateway, Inc. *                                          19,458                     114
General Dynamics Corp.                                   10,107                   1,032
General Electric Corp. (h)                              533,819                  18,213
General Mills, Inc.                                      19,262                     852
General Motors Corp. (g)                                 28,551                   1,101
Genuine Parts Co.                                         8,876                     354
Genzyme Corp. *                                          11,496                     603
Georgia Pacific Corp.                                    12,938                     448
Gilead Sciences, Inc. *                                  21,892                     758
Gillette Co.                                             50,648                   2,101
Golden West Financial Corp. (g)                           7,724                     903
Goldman Sachs Group, Inc.                                24,617                   2,422
Goodrich Corp.                                            5,916                     182
Goodyear Tire & Rubber Co. * (g)                          9,067                      91
Great Lakes Chemical Corp.                                2,601                      67
Guidant Corp.                                            15,903                   1,059
H & R Block, Inc.                                         8,336                     396
H.J. Heinz Co.                                           17,666                     642
Halliburton Co.                                          22,321                     827
Harley-Davidson, Inc.                                    14,918                     859
Harrah's Entertainment, Inc. (g)                          5,659                     331
Hartford Financial Services Group, Inc.                  14,899                     871

Hasbro, Inc.                                              9,097                     161
HCA, Inc.                                                24,401                     895
Health Management Associates, Inc.,                      12,273                     254
Class A
Hercules, Inc. *                                          5,354                      76
Hershey Foods Corp.                                      12,449                     631
Hewlett-Packard Co.                                     152,670                   2,849
Hilton Hotels Corp.                                      19,394                     386
Home Depot, Inc.                                        110,990                   4,560
Honeywell International, Inc.                            43,455                   1,464
Hospira, Inc. *                                           8,036                     256
Humana, Inc. *                                            8,180                     157

Huntington Bancshares                                    11,635                     279
IBM Corp.                                                84,689                   7,601
Illinois Tool Works, Inc.                                15,281                   1,410
IMS Health, Inc.                                         12,009                     254
Ingersoll-Rand Co., Class A                               8,762                     600
Intel Corp.                                             324,308                   7,218
International Flavors & Fragrances,                       4,823                     188
Inc.
International Game Technology                            17,423                     576
International Paper Co.                                  24,703                     951
Interpublic Group Cos., Inc. * (g)                       21,416                     263
Intuit, Inc. *                                            9,773                     443
ITT Industries, Inc.                                      4,665                     379
J.C. Penney Co., Inc. (g)                                14,569                     504
J.P. Morgan Chase & Co.                                 180,076                   6,951
Jabil Circuit, Inc. *                                    10,141                     247
Janus Capital Group, Inc.                                12,069                     184
JDS Uniphase Corp. *                                     73,156                     232
Jefferson-Pilot Corp.                                     6,899                     333
Johnson & Johnson                                       150,051                   8,760
Johnson Controls, Inc.                                    9,618                     552
Jones Apparel Group, Inc.                                 6,386                     225
KB Home                                                   2,390                     197
Kellogg Co.                                              20,926                     900
Kerr-McGee Corp. (g)                                      7,658                     454
KeyCorp                                                  20,566                     691
KeySpan Corp.                                             8,098                     324
Kimberly-Clark Corp.                                     25,000                   1,492
Kinder Morgan, Inc.                                       6,245                     402
King Pharmaceuticals, Inc. *                             12,093                     132
KLA-Tencor Corp. * (g)                                   10,037                     457
Knight-Ridder, Inc. (g)                                   3,914                     268
Kohl's Corp. *                                           17,274                     877
Kroger Co. *                                             37,365                     565
Leggett & Platt, Inc.                                     9,700                     273
Lehman Brothers Holdings, Inc.                           13,717                   1,127
Lexmark International, Inc. *                             6,548                     544
Limited Brands, Inc.                                     24,060                     596
Lincoln National Corp.                                    8,897                     390
Linear Technology Corp.                                  15,546                     589
Liz Claiborne, Inc.                                       5,446                     223
Lockheed Martin Corp.                                    22,491                   1,239
Loews Corp.                                               9,462                     567
Louisiana-Pacific Corp. (g)                               5,511                     135
Lowe's Cos., Inc.                                        39,414                   2,218
LSI Logic Corp. *                                        19,758                      90
Lucent Technologies, Inc. * (g)                         218,746                     777
M&T Bank Corp.                                            5,919                     610
Manor Care, Inc.                                          4,495                     147
Marathon Oil Corp.                                       17,581                     670
Marriott International, Inc.                             11,562                     630
Marsh & McLennan Cos.,Inc                                26,320                     728
Marshall & Ilsley Corp.                                  11,333                     476
Masco Corp.                                              21,904                     751
Mattel, Inc.                                             20,935                     366
Maxim Integrated Products, Inc.                          16,434                     723
May Department Stores Co.                                14,737                     384
Maytag Corp. (g)                                          4,026                      70
MBIA, Inc. (g)                                            7,242                     419
MBNA Corp.                                               64,592                   1,655
McCormick & Co.                                           6,930                     246
McDonald's Corp.                                         63,509                   1,851

McGraw-Hill Cos., Inc.                                    9,605                     828
McKesson, Inc.                                           14,861                     396
MeadWestvaco Corp.                                       10,188                     321
Medco Health Solutions, Inc. *                           13,845                     469
MedImmune, Inc. * (g)                                    12,595                     358
Medtronic, Inc.                                          61,142                   3,125
Mellon Financial Corp.                                   21,435                     619
Merck & Co., Inc.                                       112,166                   3,512
Mercury Interactive Corp. *                               4,758                     207
Meredith Corp.                                            2,601                     127
Merrill Lynch & Co., Inc.                                47,494                   2,562
MetLife, Inc.                                            37,923                   1,454
MGIC Investment Corp. (g)                                 4,981                     320
Micron Technology, Inc. *                                31,086                     379
Microsoft Corp.                                         549,665                  15,386
Millipore Corp. *                                         2,532                     116
Molex, Inc.                                               9,635                     285
Monsanto Co.                                             13,550                     579
Monster Worldwide, Inc. * (g)                             5,869                     165
Moody's Corp.                                             7,482                     582
Morgan Stanley                                           55,531                   2,837
Motorola, Inc.                                          119,564                   2,064
Mylan Laboratories, Inc. (g)                             13,546                     233
Nabors Industries Ltd. *                                  7,573                     372
National City Corp.                                      33,505                   1,306
National Semiconductor Corp.                             18,370                     307
Navistar International Corp. *                            3,522                     122
NCR Corp. *                                               4,819                     272
Network Appliance, Inc. * (g)                            18,082                     442
New York Times Co.                                        7,423                     297
Newell Rubbermaid, Inc. (g)                              13,951                     301
Newmont Mining Corp. (g)                                 22,414                   1,065
Nextel Communications, Inc., Class A *                   56,295                   1,491

NICOR, Inc. (g)                                           2,163                      81
Nike, Inc., Class B                                      13,314                   1,082
NiSource, Inc.                                           13,363                     287
Noble Corp. *                                             6,769                     309
Nordstrom, Inc.                                           7,085                     306
Norfolk Southern Corp.                                   20,008                     679
North Fork Bancorp                                       15,768                     695
Northern Trust Corp.                                     11,113                     473
Northrop Grumman Corp.                                   18,125                     938
Novell, Inc. *                                           19,610                     141
Novellus Systems, Inc. * (g)                              7,218                     187
Nucor Corp.                                               8,052                     340
NVIDIA Corp. * (g)                                        8,400                     122
Occidental Petroleum Corp.                               19,802                   1,106
Office Depot, Inc. *                                     15,861                     257
Omnicom Group, Inc.                                       9,467                     747
Oracle Corp. * (g)                                      261,407                   3,309
PACCAR, Inc.                                              8,774                     608
Pactiv Corp. *                                            7,598                     180
Pall Corp.                                                6,299                     163
Parametric Technology Corp. *                            13,872                      72
Parker Hannifin Corp.                                     6,064                     428
Paychex, Inc.                                            19,114                     627
People's Energy Corp.                                     1,904                      81
PeopleSoft, Inc. * (g)                                   18,623                     387
Pepsi Bottling Group, Inc. (g)                           12,858                     361
PepsiCo, Inc. (g)                                        85,641                   4,246
PerkinElmer, Inc.                                         6,566                     135

Pfizer, Inc.                                            381,727                  11,051
PG&E Corp. *                                             20,268                     649
Phelps Dodge Corp. (g)                                    4,759                     417
Pinnacle West Capital Corp.                               4,593                     196
Pitney Bowes, Inc.                                       11,775                     515
Plum Creek Timber Co., Inc.                               9,349                     339
PMC-Sierra, Inc. *                                        8,988                      92
PNC Financial Services Group                             14,275                     747
Power-One, Inc. *                                         4,135                      29
PPG Industries, Inc.                                      8,683                     554
PPL Corp.                                                 9,550                     497
Praxair, Inc. (g)                                        16,427                     693
Principal Financial Group                                15,844                     598
Procter & Gamble Co.                                    128,520                   6,577
Progress Energy, Inc. (g)                                12,575                     519
Progressive Corp.                                        10,118                     947
Providian Financial Corp. *                              14,726                     229
Prudential Financial, Inc. (g)                           26,238                   1,219
Public Service Enterprise Group, Inc.                    12,072                     514
(g)
Pulte Homes, Inc.                                         6,422                     352
QLogic Corp. *                                            4,708                     153
QUALCOMM, Inc.                                           82,291                   3,441
Quest Diagnostics, Inc.                                   5,151                     451
Qwest Communications International,                      90,435                     309
Inc. *
R.R. Donnelley & Sons Co.                                11,030                     347
RadioShack Corp.                                          8,225                     246
Raytheon Co.                                             22,860                     834
Reebok International Ltd.                                 3,089                     114
Regions Financial Corp.                                  23,361                     820
Reynolds American, Inc. (g)                               7,482                     515
Robert Half International, Inc.                           8,818                     234
Rockwell Automation, Inc.                                 9,319                     389
Rockwell Collins, Inc.                                    9,060                     321
Rohm & Haas Co.                                          11,342                     481
Rowan Cos., Inc. *                                        5,423                     138
Ryder Systems, Inc.                                       3,359                     168
Sabre Group Holdings, Inc.                                7,003                     151
SAFECO Corp. (g)                                          6,365                     294
Safeway, Inc. *                                          22,856                     417
Sanmina-SCI Corp. * (g)                                  26,218                     210
Sara Lee Corp. (g)                                       40,312                     938
SBC Communications, Inc.                                167,520                   4,232
Schering-Plough Corp.                                    74,435                   1,348
Schlumberger Ltd.                                        29,853                   1,879
Scientific-Atlanta, Inc.                                  7,741                     212
Sealed Air Corp. * (g)                                    4,244                     210
Sears Roebuck & Co.                                      10,719                     375
Sempra Energy                                            11,718                     393
Sherwin-Williams Co.                                      7,197                     307
Siebel Systems, Inc. *                                   25,766                     245
Sigma-Aldrich Corp. (g)                                   3,486                     194
SLM Corp. (g)                                            22,040                     998
Snap-On, Inc.                                             2,985                      88
Solectron Corp. *                                        48,577                     254
Southern Co.                                             37,318                   1,179
SouthTrust Corp.                                         16,809                     732
Southwest Airlines Co. (g)                               39,947                     630
Sovereign Bancorp, Inc.                                  17,470                     378
Sprint Corp. (g)                                         73,435                   1,538
St. Jude Medical, Inc. *                                  9,005                     690

St. Paul Cos.                                            33,810                   1,148
Stanley Works                                             4,144                     184
Staples, Inc.                                            25,155                     748
Starbucks Corp. *                                        20,093                   1,063
Starwood Hotels & Resorts Worldwide,                     10,552                     504
Inc.
State Street Corp. (g)                                   16,999                     766
Stryker Corp.                                            20,285                     874
Sun Microsystems, Inc. *                                168,148                     762
SunGard Data Systems, Inc. *                             14,580                     386
Sunoco, Inc.                                              3,861                     287
SunTrust Banks, Inc.                                     18,108                   1,274
SUPERVALU, Inc.                                           6,945                     205
Symantec Corp. * (g)                                     15,896                     905
Symbol Technologies, Inc.                                11,981                     176
Synovus Financial Corp.                                  15,563                     423
Sysco Corp.                                              32,326                   1,044
T. Rowe Price Group, Inc.                                 6,457                     360
Target Corp.                                             45,668                   2,284
Teco Energy, Inc.                                         9,725                     136
Tektronix, Inc.                                           4,638                     141
Tellabs, Inc. * (g)                                      20,973                     168
Temple-Inland, Inc.                                       2,810                     166
Tenet Healthcare Corp. *                                 23,650                     254
Teradyne, Inc. * (g)                                      9,894                     164
Texas Instruments, Inc.                                  87,514                   2,139
Textron, Inc.                                             7,030                     479
The Walt Disney Co. (g)                                 103,869                   2,620
Thermo Electron Corp. *                                   8,335                     242
Tiffany & Co.                                             7,456                     219
Time Warner, Inc. *                                     231,159                   3,847
TJX Cos, Inc.                                            24,709                     593
Torchmark Corp.                                           5,544                     299
Toys 'R' Us, Inc. * (g)                                  10,826                     195
Transocean, Inc. *                                       16,342                     576
Tribune Co. (g)                                          16,091                     695
TXU Corp.                                                15,005                     919
Tyco International Ltd.                                 101,554                   3,163
U.S. Bancorp                                             95,006                   2,718
U.S.T., Inc.                                              8,468                     349
Union Pacific Corp.                                      13,105                     825
Unisys Corp. *                                           16,775                     178
United Parcel Service, Inc. (g)                          56,842                   4,502
United States Steel Corp.                                 5,809                     213
United Technologies Corp.                                25,865                   2,401
UnitedHealth Group, Inc.                                 33,604                   2,432
Univision Communications, Inc. * (g)                     16,458                     510
Unocal Corp.                                             13,476                     563
UNUMProvident Corp. (g)                                  15,044                     206
V.F. Corp.                                                5,620                     303
Valero Energy Corp. (g)                                  12,926                     555
VERITAS Software Corp. *                                 22,089                     483
Verizon Communications, Inc.                            139,959                   5,472
Viacom, Inc.                                             87,706                   3,200
Visteon Corp.                                             6,749                      48
Vulcan Materials Co.                                      5,162                     257
W.W. Grainger, Inc.                                       4,654                     273
Wachovia Corp. (g)                                       66,196                   3,258
Wal-Mart Stores, Inc. (g)                               214,479                  11,566
Walgreen Co.                                             51,795                   1,859
Washington Mutual, Inc. (g)                              44,084                   1,707
Waste Management, Inc.                                   29,315                     835

Waters Corp. *                                            5,977                     247
Watson Pharmaceuticals, Inc. *                            5,560                     156
Wellpoint Health Networks, Inc. *                         7,948                     776
Wells Fargo & Co.                                        85,369                   5,098
Wendy's International, Inc.                               5,752                     192
Weyerhaeuser Co.                                         12,106                     758
Whirlpool Corp.                                           3,356                     197
Williams Cos., Inc.                                      28,082                     351
Winn-Dixie Stores, Inc. (g)                               7,394                      25
Wm. Wrigley Jr. Co.                                      11,362                     743
Worthington Industries, Inc.                              4,492                      89
Wyeth                                                    67,430                   2,674
Xcel Energy, Inc.                                        20,397                     349
Xerox Corp. * (g)                                        42,421                     627
Xilinx, Inc.                                             17,667                     541
XL Capital Ltd., Class A (g)                              7,011                     508
Yahoo, Inc. * (g)                                        68,748                   2,488
YUM! Brands, Inc.                                        14,768                     642
Zimmer Holdings, Inc. *                                  12,431                     965
Zions Bancorporation                                      4,576                     303
                                                                               --------
Total Common Stocks                                                             530,436
                                                                               --------

Real Estate Investment Trusts (0.3%)
Equity Residential Properties Trust                      14,260                     476
ProLogis                                                  9,222                     359
Simon Property Group, Inc.                               11,178                     652
                                                                               --------
Total Real Estate Investment Trusts                                               1,487
                                                                               --------

Repurchase Agreements (1.4%)
UBS Investment Bank, 1.78%,                            $  7,766                   7,766
                                                                               --------
11/1/04 (Proceeds at maturity, $7,776,
Collateralized by various
U.S. Treasury securities)
Total Repurchase Agreements                                                       7,766
                                                                               --------

Short-Term Securities Held as Collateral
  for Securities Lending (14.6%)
Pool of various securities for Fifth Third               79,042                  79,042
                                                                               --------
Funds
Total Short-Term Securities Held as
  Collateral for Securities Lending                                              79,042
                                                                               --------

Total (Cost $369,049) (a) - 114.5%                                             $618,731
                                                                               ========

------------

Percentages indicated are based on net assets of $540,186.
See notes to schedules of portfolio investments.

Fifth Third Balanced Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                              Shares or Principal Amount         Value
                                              --------------------------         -----
Common Stocks (61.3%)
Abbott Laboratories                                       30,720                $  1,310
Air Products and Chemicals, Inc.                          20,369                   1,083
Alcoa, Inc. (g)                                           51,985                   1,690
Allstate Corp.                                            47,472                   2,283
Alltel Corp.                                              30,000                   1,648
American International Group, Inc.                        60,257                   3,658
Avery Dennison Corp.                                      40,464                   2,462
Bank of America Corp.                                    124,411                   5,572
Check Point Software Technologies Ltd.                    85,990                   1,945
 * (g)
Cisco Systems, Inc. *                                     82,856                   1,592
Citigroup, Inc.                                           70,561                   3,131
Diebold, Inc.                                             56,184                   2,688
Emerson Electric Corp.                                    14,619                     936
Exxon Mobil Corp.                                         73,070                   3,597
FedEx Corp.                                               33,001                   3,007
FPL Group, Inc.                                           17,328                   1,194
General Electric Corp.                                   180,998                   6,176
Guidant Corp.                                             64,040                   4,266
IBM Corp.                                                 41,083                   3,688
Intel Corp.                                               72,640                   1,617
Johnson & Johnson                                         60,840                   3,552
McDonald's Corp.                                         129,802                   3,784
Medco Health Solutions, Inc. *                            63,548                   2,155
Merck & Co., Inc.                                         26,179                     820
Microsoft Corp.                                          190,393                   5,329
Noble Corp. *                                             23,673                   1,081
Omnicom Group, Inc. (g)                                   44,362                   3,500
PepsiCo, Inc.                                             47,281                   2,344
Pfizer, Inc.                                             147,153                   4,259
Praxair, Inc. (g)                                         51,025                   2,153
Procter & Gamble Co.                                      46,601                   2,385
Questar Corp.                                             13,800                     662
Schlumberger Ltd.                                         31,300                   1,970
Target Corp.                                              33,310                   1,666
United Technologies Corp.                                 20,786                   1,929
VERITAS Software Corp. *                                  99,382                   2,174
Verizon Communications, Inc.                              71,000                   2,776
Viacom, Inc., Class A (g)                                 48,253                   1,788
Wal-Mart Stores, Inc.                                     90,202                   4,865
Walgreen Co.                                              76,404                   2,742
Wells Fargo & Co.                                         48,975                   2,925
                                                                                --------
Total Common Stocks                                                              108,402
                                                                                --------

Corporate Bonds (23.9%)
AIG Sunamerica Global Finance, 6.90%,                 $      675                     793
 3/15/32 (g)
Alliant Master Trust, Series 2000-1A,                      2,000                   2,001
Class A, 2.20%, 6/20/06 (d)(e)
AOL Time Warner, Inc., 7.70%,                                125                     150
5/1/32

Bear Stearns Asset Backed Securities,                     2,166                   2,166
Inc., Series 2004-HE3, Class 1A1, 1.78%,
 5/25/31 (d)
Bear Stearns Commercial Mortgage                            770                     837
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Bear Stearns Commercial Mortgage                            700                     728
Securities, Inc., Series 2004-T14, Class
A4, 5.20%, 1/12/41 (d)
Chase Manhattan Auto Owner Trust,                         2,365                   2,351
1.52%, 5/15/07
Chase Mortgage Finance Corp., 5.00%,                      2,909                   2,880
11/25/33
Citigroup, Inc., 6.50%, 2/7/06                              500                     523
Cox Communications, Inc., 5.50%,                            175                     173
10/1/15
Credit Suisse First Boston Mortgage                         463                     470
Securities Corp., Series 1997-C2, Class
A2, 6.52%, 1/17/35
Devon Energy Corp., 7.95%, 4/15/32                          200                     254
Devon Financing Corp., 6.88%,                               215                     246
9/30/11
Equity One ABS, Inc., Series 2004-1,                      1,000                     995
Class AF4, 4.14%, 4/25/34 (d)
First Franklin Mortgage Loan, 2.47%,                        517                     517
7/25/33 (d)
Ford Motor Co., 7.45%, 7/16/31 (g)                           55                      54
France Telecom, 9.25%, 3/1/31                               200                     270
Gazprom International, 7.20%, 2/1/20                        110                     116
(e)
General Electric Capital Corp., 6.75%,                      175                     204
3/15/32
General Motors, 8.38%, 7/15/33                              280                     291
General Motors Acceptance Corp.,                            145                     151
6.88%, 9/15/11
General Motors Acceptance Corp.,                          1,000                   1,000
Mortgage Corp. Loan Trust, 2.13%,
2/25/35 (d)
Green Tree Financial Corp., 7.60%,                          270                     292
6/15/25
Greenwich Capital Commercial Funding                      3,000                   3,101
Corp., Series 2002-C1, Class A4, 4.95%,
1/11/35
Greenwich Capital Commercial Funding                        700                     726
Corp., Series 2004-GG1, Class A5,
4.88%, 6/10/36
GS Mortgage Securities Corp. II, Series                     696                     695
2004-C1, Class A1, 3.66%, 10/10/28
GS Mortgage Securities Corp. II, Series                   1,000                   1,031
2004-GG2, Class A3, 4.60%, 8/10/38
IBM Corp., 4.75%, 11/29/12                                  160                     163
Kinder Morgan Energy Partners, 5.00%,                       250                     252
12/15/13 (g)
Lehman Brothers TRAINS, 7.76%,                            1,995                   2,445
11/15/31 (d)(e)
Morgan Stanley Capital I, 5.11%,                            800                     825
6/15/40
Morgan Stanley Capital I, Series                            700                     732
2004-IQ7, Class A2, 5.02%, 6/15/38

Morgan Stanley Dean Witter Capital I,                       700                     713
4.74%, 11/13/36
Morgan Stanley Mortgage Loan Trust,                       1,195                   1,229
5.00%, 8/25/19
Motorola, Inc., 6.50%, 11/15/28                             205                     216
Navistar Financial Corp. Owner Trust,                     2,500                   2,487
1.73%, 2/15/07
Navistar Financial Corp. Owner Trust,                     2,000                   2,001
2.07%, 4/15/08 (d)
Pemex Master Trust, 6.13%, 8/15/08                          175                     186
Public Services Co. of Colorado, 7.88%,                     210                     257
 10/1/12
Residential Accredit Loans, Inc., 2.11%,                  1,669                   1,665
 3/25/34 (d)
Residential Asset Securities Corp.,                       1,000                   1,000
2.08%, 3/25/34 (d)
Sprint Capital Corp., 7.63%, 1/30/11                        350                     409
Trans-Canada Pipeline, 5.60%,                               195                     194
3/31/34
Truck Retail Installment Paper Corp.,                     2,000                   2,002
2.21%, 5/15/13 (d)(e)
UBS Preferred Funding Trust I, 8.62%,                       250                     307
10/1/49 (d)
United Mexican States, 4.63%,                               580                     590
10/8/08
Valero Energy Corp., 7.50%, 4/15/32                         200                     239
Verizon Florida, Inc., 6.13%, 1/15/13                       250                     270
Washington Mutual, 4.24%, 6/25/34                           517                     517
Wisconsin Energy Corp., 5.50%,                              210                     225
12/1/08
YUM! Brands Inc., 7.70%, 7/1/12                             250                     299
                                                                                -------
Total Corporate Bonds                                                            42,238
                                                                                -------

U.S. Government Agencies (14.2%)
Fannie Mae (10.7%)
6.50%, 6/1/16                                             1,668                   1,770
5.50%, 1/1/18                                               370                     384
4.50%, 5/1/18 TBA                                         2,750                   2,761
5.00%, 6/1/18                                               516                     527
5.50%, 11/1/18                                              727                     754
4.50%, 2/1/19                                               614                     617
4.00%, 2/25/21                                            2,000                   2,022
7.50%, 6/1/27                                                61                      65
7.50%, 12/1/27                                               42                      45
7.50%, 12/1/27                                              305                     328
6.63%, 11/15/30                                             950                   1,128
7.00%, 9/1/31                                               353                     375
7.00%, 6/1/32                                                35                      38
5.00%, 6/1/33 TBA                                         2,000                   1,995
5.50%, 6/1/33 TBA                                         4,500                   4,590
6.00%, 2/1/34                                               586                     609
6.00%, 2/1/34                                               613                     636
7.00%, 9/1/34                                               100                     106
                                                                                -------
                                                                                 18,750
                                                                                -------
Freddie Mac (2.3%)
7.50%, 7/1/27                                                20                      22
7.50%, 8/1/27                                                61                      66
7.50%, 11/1/27                                               54                      58
7.50%, 12/1/27                                              102                     110
6.50%, 5/1/31                                               359                     378

6.50%, 11/1/31                                             1,002                   1,055
7.00%, 1/1/32                                                 14                      15
6.25%, 7/15/32 (g)                                           800                     917
7.00%, 8/1/32                                                 65                      69
4.50%, 6/1/34                                                199                     193
4.50%, 9/1/34                                                230                     223
6.00%, 10/1/34                                             1,000                   1,037
                                                                                --------
                                                                                   4,143
                                                                                --------
Government National Mortgage Association (1.2%)
6.50%, 8/15/31                                               465                     493
6.50%, 4/15/32                                               352                     372
7.00%, 7/20/32                                               229                     244
5.50%, 10/1/33 TBA                                         1,000                   1,020
                                                                                --------
                                                                                   2,129
                                                                                --------
Total U.S. Government Agencies                                                    25,022
                                                                                --------

U.S. Treasury Obligations (0.6%)
U.S. Treasury Bonds (0.2%)
5.45%, 5/15/17 **                                            750                     419
                                                                                --------
U.S. Treasury Notes (0.4%)
2.75%, 8/15/07 (g)                                           600                     600
                                                                                --------
Total U.S. Treasury Obligations                                                    1,019
                                                                                --------

Money Markets (5.3%)
Dreyfus Cash Management Money                            920,891                     921
Market Fund
Federated Prime Value Obligations                      8,381,017                   8,381
                                                                                --------
Money Market Fund
Total Money Markets                                                                9,302
                                                                                --------
Short-Term Securities Held as Collateral
 for Securities Lending (6.2%)
Pool of various securities for Fifth Third            $   10,894                  10,894
                                                                                --------
Funds
Total Short-Term Securities Held as
  Collateral for Securities Lending                                               10,894
                                                                                --------

Total (Cost $186,343) (a) - 111.5%                                              $196,877
                                                                                ========

--------

Percentages indicated are based on net assets of $176,623.
See notes to schedules of portfolio investments.

Fifth Third Micro Cap Value Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                               Shares or Principal Amount         Value
                                               --------------------------         -----
Common Stocks (94.7%)
A. M. Castle & Co. *                                     90,000                 $  1,013
A. T. Cross Co., Class A *                              130,000                      653
Accelrys, Inc. *                                        180,000                    1,037
ActivCard S.A. *                                        250,000                    1,997
Agilysys, Inc.                                          120,000                    2,050
Ameron International Corp.                               60,000                    2,030
Analysts International Corp. *                          250,000                      903
Anaren, Inc. *                                           80,000                      980
Angelica Corp.                                           80,000                    1,920
APAC Customer Services, Inc. *                          450,000                      752
Apogee Enterprises, Inc.                                225,000                    2,882
Associated Estates Realty Corp.                         110,000                    1,046
At Road, Inc. *                                         165,000                    1,039
Ault, Inc. *                                            323,000                      924
Aviall, Inc. *                                          150,000                    3,248
Bassett Furniture Industries, Inc.                      227,000                    4,199
BEI Technologies, Inc.                                   80,000                    2,391
Benihana, Inc., Class A *                               140,000                    2,003
BKF Capital Group                                       110,000                    3,477
Blair Corp.                                             110,000                    3,442
Bombay Co., Inc. *                                      300,000                    1,680
Boykin Lodging Co. *                                    160,000                    1,344
Brush Wellman, Inc. *                                   215,000                    3,354
BUCA, Inc. *                                            230,014                    1,019
CalAmp Corp. *                                          150,000                    1,007
Calgon Carbon Corp.                                     220,000                    1,514
Capstone Turbine Corp. *                                250,000                      443
Carrington Laboratories, Inc. *                         130,220                      531
Celadon Group, Inc. *                                   105,000                    2,042
Century Business Services, Inc. *                       381,183                    1,689
Cepheid, Inc. *                                         100,000                      902
Chronimed, Inc. *                                       213,526                    1,268
Cobra Electronics Corp. *                               315,154                    2,490
Compudyne Corp. *                                       125,000                      889
Comstock Resources, Inc. *                              200,000                    4,400
Concord Camera Corp. *                                  280,379                      538
Covenant Transport, Inc., Class A *                     125,000                    2,164
Crawford & Co., Class A                                  12,200                       84
Crawford & Co., Class B                                 147,800                    1,000
Cutter & Buck, Inc.                                     165,801                    2,010
Deb Shops, Inc.                                         100,000                    2,423
DHB Industries, Inc. *                                  160,000                    2,210
Digimarc Corp. *                                        100,000                      928
Dril-Quip, Inc. *                                       170,000                    3,807
Edelbrock Corp.                                         170,000                    2,822
Electro Rent Corp.                                      110,000                    1,247
Emerson Radio Corp. *                                   425,000                    1,194
Enesco Group, Inc. *                                    240,000                    1,558
ESS Technology, Inc. *                                  175,000                    1,145
Flow International Corp. *                              150,000                      420
Frozen Food Express Industries, Inc. *                  290,000                    2,424
GSI Lumonics, Inc. *                                    150,000                    1,343
Haggar Corp.                                            125,000                    2,030

Hardinge, Inc.                                           45,000                      504
Harken Energy Corp. *                                   240,000                      132
Hartmarx Corp. *                                        400,000                    3,343
Heidrick & Struggles International, Inc. *              100,000                    2,863
Hologic, Inc. *                                         190,000                    3,814
Horizon Offshore, Inc. *                                450,000                      428
Huffy Corp. *                                           100,000                       37
ICO, Inc. *                                             175,000                      483
InFocus Corp. *                                         250,000                    1,610
Input/Output, Inc. *                                    285,000                    1,992
Iomega Corp. *                                           31,000                      143
Ionics, Inc. *                                           20,000                      570
Jameson Inns, Inc. *                                    145,700                      246
K2, Inc. *                                               99,480                    1,614
Kaneb Services LLC                                       30,101                      945
KVH Industries, Inc. *                                   40,000                      336
Lazare Kaplan International, Inc. *                     210,600                    1,895
LESCO, Inc. *                                           200,000                    2,530
Lydall, Inc. *                                          115,000                    1,082
MAIR Holdings, Inc. *                                   154,685                    1,394
Material Sciences Corp. *                               400,000                    5,204
Maxwell Technologies, Inc. *                            180,000                    1,899
MDI, Inc. *                                             294,800                      236
Meade Instruments Corp. *                               400,000                    1,412
Meadowbrook Insurance Group *                           140,000                      692
MEDTOX Scientific, Inc. *                                75,000                      529
Mercury Air Group, Inc. *                               120,000                      979
Michael Baker Corp. *                                   250,000                    4,300
Mobile Mini, Inc. *                                     105,000                    2,978
Monterey Pasta Co. *                                    410,000                    1,472
Movado Group, Inc.                                      100,000                    1,725
Nanometrics, Inc. *                                     170,000                    1,994
National Dentex Corp. *                                  65,000                    1,853
NewMarket Corp. *                                        65,000                    1,457
Northwest Pipe Co. *                                     70,000                    1,190
Olympic Steel, Inc. *                                   130,000                    2,309
On Assignment, Inc. *                                   325,000                    1,632
Optimal Robotics Corp. *                                 50,009                      505
Oregon Steel Mills, Inc. *                              240,000                    3,485
Orthologic Corp. *                                      114,400                      706
OSI Systems, Inc. *                                     150,000                    2,611
Osteotech, Inc. *                                       350,000                    1,586
Overland Storage, Inc. *                                 65,000                      937
PAM Transportation Services, Inc. *                      45,000                      846
PAREXEL International Corp. *                            20,000                      385
Pemstar, Inc. *                                         501,885                      858
Perceptron, Inc. *                                       80,213                      535
Pharmacopeia, Inc. *                                     90,000                      526
Planar Systems, Inc. *                                  100,000                      972
Plato Learning, Inc. *                                  250,000                    2,226
Powell Industries, Inc. *                               130,000                    2,095
Price Legacy Corp.                                       90,250                    1,698
Quaker Fabric Corp.                                     120,000                      674
R.G. Barry Corp. *                                      260,000                      754
Register.com, Inc. *                                     57,219                      317
Rewards Network, Inc. *                                 100,000                      553
Rockford Corp. *                                        325,100                    1,203
Rocky Shoes & Boots, Inc. *                             100,000                    1,950
RTI International Metals, Inc. *                        150,000                    3,005
Safeguard Scientifics, Inc. *                           525,000                      877
Saucony, Inc., Class A                                   50,000                    1,238

Sea Containers, Ltd.                                    180,000                    2,764
SeeBeyond Technology Corp. *                            100,000                      314
Skechers U.S.A., Inc. *                                 200,000                    2,208
Smith & Wollensky Restaurant Group,                      90,000                      461
Inc. *
SonicWALL, Inc. *                                       500,000                    2,499
Southcoast Financial Corp. *                             33,000                      891
Southwestern Energy Co. *                                15,000                      689
Standard Register Co.                                   100,000                    1,062
Stein Mart, Inc. *                                      175,000                    2,909
Steinway Musical Instruments, Inc. *                    115,000                    3,179
Stepan Co.                                              185,000                    4,458
Stewart & Stevenson Services, Inc.                       90,000                    1,530
Strategic Distribution, Inc. *                          139,100                    1,986
Stride Rite Corp.                                        31,500                      326
Superior Uniform Group, Inc.                             50,000                      705
Sykes Enterprises, Inc. *                               115,000                      686
Symmetricom, Inc. *                                     700,154                    5,943
Systemax, Inc. *                                         70,000                      433
Terra Nitrogen Company, L.P.                             55,000                    1,122
Texas Pacific Land Trust                                  4,500                      421
Theragenics Corp. *                                     350,000                    1,288
Top Tankers, Inc. *                                     150,000                    2,565
Transport Corp. of America, Inc. *                      130,000                    1,080
Tweeter Home Entertainment Group,                       140,000                      839
Inc. *
U. S. Concrete, Inc. *                                   70,000                      490
Universal Electronics, Inc. *                           135,000                    2,402
Veritas DGC, Inc. *                                     100,000                    2,110
Vesta Insurance Group, Inc.                             200,000                      910
Vignette Corp. *                                        425,000                      472
Wet Seal, Inc. *                                         80,000                      148
White Electronic Designs Corp. *                         65,000                      382
Willbros Group, Inc. *                                  150,000                    2,216
Wolverine Tube, Inc. *                                  100,000                      995
Zomax, Inc. *                                           380,300                    1,320
                                                                                --------
Total Common Stocks                                                              232,072
                                                                                --------

Investment Companies (1.4%)
Brantley Capital Corp.                                   60,000                      645
Equus II, Inc.                                          130,000                    1,058
Malaysia Fund, Inc. *                                    25,000                      140
MVC Capital                                              40,000                      370
Royce Micro-Cap Trust                                    97,713                    1,338
                                                                                --------
Total Investment Companies                                                         3,551
                                                                                --------

Repurchase Agreements (4.1%)
UBS Investment Bank, 1.78%,                            $ 10,128                   10,128
11/1/04 (Proceeds at maturity, $10,130,                                         --------
Collateralized by various
U.S. Treasury securities)
Total Repurchase Agreements                                                       10,128
                                                                                --------

Total (Cost $180,922) (a) - 100.2%                                              $245,751
                                                                                ========

----------

Percentages indicated are based on net assets of $245,203.
See notes to schedules of portfolio investments.

Fifth Third Small Cap Value Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                 Shares or Principal Amount       Value
                                                 --------------------------       -----
Common Stocks (88.2%)
Abercrombie & Fitch Co.                                    71,000               $  2,783
Agilysys, Inc.                                            133,400                  2,280
Agrium, Inc.                                              220,000                  3,650
Allegheny Energy, Inc. *                                  221,000                  4,047
American Italian Pasta Co.                                 49,000                    994
Andrx Corp. *                                              99,300                  2,149
Anixter International, Inc.                                60,200                  2,326
Ann Taylor Stores Corp. *                                  93,200                  2,093
Bema Gold Corp. *                                         695,500                  2,114
Cal Dive International, Inc. *                             55,700                  1,972
Cambior, Inc. *                                           249,100                    760
Constellation Brands, Inc. *                               25,000                    981
Credence Systems Corp. *                                  150,000                  1,133
Dot Hill Systems Corp. *                                  100,000                    625
Eldorado Gold Corp. *                                     219,700                    705
Endurance Specialty Holdings, Ltd.                         69,100                  2,291
Energy Partners, Ltd. *                                    73,350                  1,288
First Health Group Corp. *                                220,000                  3,503
Golden Star Resources, Ltd. *                             378,400                  2,006
Goody's Family Clothing, Inc.                              37,200                    327
Headwaters, Inc. *                                         97,400                  3,068
Hilb, Rogal & Hamilton Co.                                 80,000                  2,535
Horace Mann Educators Corp.                               112,000                  1,904
Humana, Inc. *                                            174,800                  3,347
Jack in the Box, Inc. *                                    18,500                    617
Key Energy Services, Inc. *                               144,400                  1,661
Magnum Hunter Resources, Inc. *                           109,500                  1,325
McAfee, Inc. *                                            139,800                  3,383
Mercury General Corp.                                       3,500                    180
Methode Electronics, Inc.                                 172,000                  2,310
Odyssey Healthcare, Inc. *                                172,100                  1,329
ONEOK, Inc.                                                96,500                  2,588
PepsiAmericas, Inc.                                        48,300                    978
Performance Food Group Co. *                               15,200                    354
Perry Ellis International, Inc. *                          59,200                  1,273
Photronics, Inc. *                                        190,000                  3,335
Piper Jaffray Cos., Inc. *                                 42,800                  1,872
Platinum Underwriters Holdings, Ltd.                       43,300                  1,267
Polyone Corp. *                                           328,400                  2,486
PT Indonesian Satellite Corp. ADR                         101,800                  2,659
QLogic Corp. *                                            110,800                  3,600
Ruby Tuesday, Inc.                                         54,025                  1,334
Scottish RE Group, Ltd.                                   107,400                  2,417
Service Corp. International *                             451,800                  2,986
Standard Register Co.                                     133,000                  1,412
Steiner Leisure, Ltd. *                                    82,100                  2,002
Steris Corp. *                                             50,400                  1,045
Stillwater Mining Co. *                                    65,600                    811
Sunrise Assisted Living, Inc. *                            34,500                  1,315
The Steak n Shake Co. *                                    64,000                  1,055
Tidewater, Inc.                                            89,500                  2,768
Veritas DGC, Inc. *                                        73,000                  1,540
Visteon Corp.                                              30,000                    213

Wheaton River Minerals, Ltd. *                            625,000                  2,031
                                                                                --------
Total Common Stocks                                                              101,027
                                                                                --------

Investment Companies (1.1%)
iShares Russell 2000 Value Index                            7,000                  1,220
                                                                                --------
Total Investment Companies                                                         1,220
                                                                                --------

Repurchase Agreements (12.1%)
UBS Investment Bank, 1.78%,                              $ 13,894                 13,894
11/1/04 (Proceeds at maturity, $13,896,                                         --------
Collateralized by various U.S. Treasury
securities)
Total Repurchase Agreements                                                       13,894
                                                                                --------

Total (Cost $108,037) (a) - 101.4%                                              $116,141
                                                                                ========

----------

Percentages indicated are based on net assets of $114,516.
See notes to schedules of portfolio investments.

Fifth Third Multi Cap Value Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                               Shares or Principal Amount         Value
                                               --------------------------         -----
Common Stocks (90.3%)
3Com Corp. *                                            315,000                 $  1,304
AK Steel Holding Corp. * (g)                             85,000                      810
Alltel Corp.                                             40,000                    2,197
American Electric Power Co.                              50,000                    1,647
American Express Co.                                     50,000                    2,654
American International Group, Inc.                       50,000                    3,036
American Power Conversion Corp.                          70,000                    1,350
Ameritrade Holding Corp. * (g)                          125,000                    1,628
Anadarko Petroleum Corp.                                 50,000                    3,373
Andrew Corp. * (g)                                      165,000                    2,307
Apache Corp.                                             69,300                    3,514
Applera Corp.- Celera Genomics Group *                  225,000                    2,884
Applied Materials, Inc. *                               200,000                    3,220
Archer-Daniels-Midland Co.                              115,000                    2,228
AT&T Corp. (g)                                           50,000                      856
Becton, Dickinson & Co.                                  50,000                    2,625
Berkshire Hathaway, Inc. *                                1,000                    2,804
Big Lots, Inc. *                                         65,000                      805
BMC Software, Inc. *                                     60,000                    1,135
Bob Evans Farms, Inc.                                   110,000                    2,622
Borg Warner, Inc.                                       120,000                    5,566
Bristol-Myers Squibb Co. (g)                            125,000                    2,929
Cadbury Schweppes PLC ADR                                60,000                    2,010
Charles Schwab Corp.                                    250,000                    2,288
ChevronTexaco Corp.                                      60,000                    3,184
CIGNA Corp. (g)                                          75,000                    4,759
Cincinnati Financial Corp.                               21,000                      877
Coherent, Inc. *                                        100,000                    2,413
Comverse Technology, Inc. * (g)                         125,000                    2,579
ConAgra, Inc.                                           160,000                    4,223
ConocoPhillips                                           60,000                    5,058
CSX Corp. (g)                                            50,000                    1,825
CVS Corp.                                                30,000                    1,304
Diebold, Inc.                                            75,000                    3,588
Dominion Resources, Inc. (g)                             15,000                      965
Duke Energy Corp. (g)                                   110,000                    2,698
E*TRADE Financial Corp. * (g)                           200,000                    2,580
EMC Corp. *                                             165,000                    2,124
Florida East Coast Industries, Inc.                     106,000                    4,013
Foot Locker, Inc.                                        80,000                    1,952
Furniture Brands International, Inc.                    135,000                    2,945
General Dynamics Corp.                                   40,000                    4,085
General Electric Corp.                                  100,000                    3,412
Global Industries, Ltd. *                               150,000                    1,007
Goodyear Tire & Rubber Co. * (g)                        162,400                    1,637
Harris Corp. (g)                                         75,000                    4,614
HCA, Inc.                                                75,000                    2,755
Hewlett-Packard Co.                                     160,000                    2,986
Hillenbrand Industries, Inc.                             50,000                    2,489
Home Depot, Inc.                                        100,000                    4,107
Honda Motor Co., Ltd.                                    60,000                    1,457

Honeywell International, Inc.                           140,000                    4,715
Horace Mann Educators Corp.                             220,000                    3,739
Humana, Inc. *                                          200,000                    3,830
IBM Corp.                                                25,000                    2,244
Industrias Bachoco, S.A. ADR                            115,000                    1,340
Intel Corp.                                             150,000                    3,339
International Paper Co.                                  50,000                    1,925
Interpublic Group Cos., Inc. * (g)                      165,000                    2,023
Ionics, Inc. * (g)                                      100,000                    2,850
J.C. Penney Co., Inc.                                    50,000                    1,730
J.P. Morgan Chase & Co.                                 100,000                    3,859
JAKKS Pacific, Inc. * (g)                               110,000                    1,734
JDS Uniphase Corp. * (g)                                225,000                      713
Jefferson-Pilot Corp.                                    50,000                    2,415
Kerr-McGee Corp. (g)                                     60,000                    3,553
KeyCorp                                                 100,000                    3,359
Kimberly-Clark Corp.                                     50,000                    2,984
King Pharmaceuticals, Inc. *                             75,000                      818
Kraft Foods, Inc. (g)                                   100,000                    3,331
Liberty Media Corp., Class A *                          365,000                    3,256
Lubrizol Corp.                                           60,000                    2,084
Lucent Technologies, Inc. * (g)                         550,000                    1,953
Marathon Oil Corp.                                      120,000                    4,573
Masco Corp.                                              85,000                    2,912
May Department Stores Co.                               110,000                    2,867
McDonald's Corp.                                        120,000                    3,497
McKesson, Inc.                                           25,000                      667
Merck & Co., Inc.                                       100,000                    3,131
Methode Electronics, Inc.                               110,000                    1,477
Millenium Pharmaceuticals, Inc. * (g)                   220,000                    2,856
Motorola, Inc.                                          225,000                    3,883
Natuzzi S.p.A. ADR                                      125,000                    1,286
Neiman Marcus Group, Inc.                                11,200                      634
Neiman Marcus Group, Inc., Class A                       48,000                    2,920
Newell Rubbermaid, Inc. (g)                              30,000                      647
Novell, Inc. * (g)                                      275,000                    1,977
OmniVision Technologies, Inc. * (g)                     180,000                    2,862
Orthodontic Centers of America, Inc. *                  225,000                      929
(g)
Pall Corp.                                              160,000                    4,138
Payless ShoeSource, Inc. * (g)                          225,000                    2,140
Pepco Holdings, Inc. (g)                                140,000                    2,885
Pfizer, Inc.                                             60,000                    1,737
Pier 1 Imports, Inc.                                     60,000                    1,077
Plum Creek Timber Co., Inc. (g)                          50,000                    1,815
Royal Dutch Petroleum Co.                                50,000                    2,712
Safeway, Inc. *                                          50,000                      912
Saks, Inc.                                               75,000                      917
Schering-Plough Corp.                                   185,000                    3,350
Schlumberger Ltd.                                        70,000                    4,405
Scientific-Atlanta, Inc.                                 45,000                    1,233
Snap-On, Inc.                                            30,000                      881
Standard Register Co.                                   200,000                    2,124
Stanley Works                                            75,000                    3,339
Stewart & Stevenson Services, Inc.                      175,000                    2,975
Sun Microsystems, Inc. * (g)                            300,000                    1,359
SUPERVALU, Inc.                                         150,000                    4,423
Tecumseh Products Co., Class A                          100,000                    4,328
The Walt Disney Co.                                     135,000                    3,405
Thomas & Betts Corp.                                     70,000                    1,984
Transocean, Inc. *                                      200,000                    7,049
Trizec Properties, Inc.                                 125,000                    1,994

U.S. Bancorp                                             80,000                    2,289
Union Pacific Corp. (g)                                  50,000                    3,149
Verizon Communications, Inc.                             50,000                    1,955
Vishay Intertechnology, Inc. *                           75,000                      970
Whirlpool Corp. (g)                                      40,000                    2,350
Winn-Dixie Stores, Inc. (g)                             180,000                      619
Wyeth                                                    40,000                    1,586
                                                                                --------
Total Common Stocks                                                              300,440
                                                                                --------

Corporate Bond Equivalents (c) (0.1%)
Glenborough Realty, $1.94, Series A                      13,073                      327
                                                                                --------
Total Corporate Bond Equivalents                                                     327

Investment Companies (1.8%)
iShares Russell 1000 Value Index (g)                     50,000                    3,077
iShares Russell 3000 Value Index                         10,000                      800
John Hancock Bank & Thrift                              200,000                    2,028
                                                                                --------
Opportunity Fund (g)
Total Investment Companies                                                         5,905
                                                                                --------
Repurchase Agreements (7.3%)
UBS Investment Bank, 1.78%,                            $ 24,247                   24,247
                                                                                --------
11/1/04 (Proceeds at maturity, $24,251,
Collateralized by various
U.S. Treasury securities)
Total Repurchase Agreements                                                       24,247
                                                                                --------
Short-Term Securities Held as Collateral
  for Securities Lending (17.3%)
Pool of various securities for Fifth Third               57,610                   57,610
                                                                                --------
Funds
Total Short-Term Securities Held as
  Collateral for Securities Lending                                               57,610
                                                                                --------

Total (Cost $317,389) (a) - 116.8%                                              $388,529
                                                                                ========

----------

Percentages indicated are based on net assets of $332,646.
See notes to schedules of portfolio investments.

Fifth Third Disciplined Large Cap Value Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                              Shares or Principal Amount         Value
                                              --------------------------         -----
Common Stocks (97.2%)
Abbott Laboratories                                      255,296                $ 10,883
Alltel Corp.                                             266,742                  14,652
American Electric Power Co. (g)                          436,299                  14,367
American International Group, Inc.                       210,000                  12,749
Anadarko Petroleum Corp.                                 115,620                   7,799
Bank of America Corp.                                    337,432                  15,114
Bristol-Myers Squibb Co. (g)                             372,112                   8,719
Cadbury Schweppes PLC ADR                                411,550                  13,787
Carnival Corp. (g)                                       127,545                   6,449
Caterpillar, Inc.                                        176,742                  14,235
ChevronTexaco Corp.                                      340,866                  18,086
CIT Group, Inc.                                          321,299                  12,980
ConAgra, Inc.                                            526,857                  13,909
ConocoPhillips                                           261,055                  22,009
CVS Corp.                                                485,543                  21,101
Dow Chemical Co.                                         427,044                  19,191
FPL Group, Inc. (g)                                      172,681                  11,898
Gannett, Inc.                                            229,055                  19,000
General Dynamics Corp.                                   223,617                  22,836
General Electric Corp.                                   393,000                  13,409
Genuine Parts Co.                                        250,991                  10,012
Halliburton Co.                                          332,110                  12,301
Hartford Financial Services Group, Inc.                  268,927                  15,727
(g)
HCA, Inc.                                                135,430                   4,974
Hewlett-Packard Co.                                      453,792                   8,468
Honda Motor Co., Ltd.                                    578,538                  14,053
Honeywell International, Inc.                            615,852                  20,742
IBM Corp.                                                135,871                  12,194
Intel Corp.                                              349,796                   7,786
International Paper Co.                                  374,525                  14,423
J.P. Morgan Chase & Co.                                  548,105                  21,158
KeyCorp (g)                                              607,418                  20,403
Marathon Oil Corp.                                       357,921                  13,640
Masco Corp.                                              241,550                   8,276
May Department Stores Co.                                222,552                   5,800
McDonald's Corp.                                         197,488                   5,757
Merck & Co., Inc.                                        233,244                   7,303
Merrill Lynch & Co., Inc.                                312,239                  16,842
MetLife, Inc.                                            492,000                  18,868
NiSource, Inc.                                           353,424                   7,581
Parker Hannifin Corp. (g)                                243,175                  17,175
Royal Dutch Petroleum Co. (g)                            312,427                  16,946
RPM International, Inc.                                  186,544                   3,289
Safeway, Inc. * (g)                                      320,000                   5,837
Sherwin-Williams Co.                                     296,434                  12,664
SunGard Data Systems, Inc. *                             185,000                   4,901
SunTrust Banks, Inc.                                     298,241                  20,990
United Technologies Corp.                                 55,000                   5,105
Valero Energy Corp. (g)                                  104,000                   4,469
Verizon Communications, Inc.                             402,672                  15,745
Weyerhaeuser Co.                                         219,493                  13,749
                                                                                --------
Total Common Stocks                                                              660,351
                                                                                --------

Repurchase Agreements (2.7%)
UBS Investment Bank, 1.78%,                           $   18,257                  18,257
                                                                                --------
11/1/04 (Proceeds at maturity $18,260,
Collateralized by a U.S. Treasury
security)
Total Repurchase Agreements                                                       18,257

Short-Term Securities Held as Collateral
  for Securities Lending (6.7%)
Pool of various securities for Fifth Third                45,414                  45,414
                                                                                --------
Funds
Total Short-Term Securities Held as
  Collateral for Securities Lending                                               45,414
                                                                                --------

Total (Cost $610,665) (a) - 106.6%                                              $724,022
                                                                                ========

--------

Percentages indicated are based on net assets of $679,248.
See notes to schedules of portfolio investments.

Fifth Third LifeModel Aggressive Fund(SM)
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                         Shares          Value
                                                         ------          -----
Investments in Affiliates (j) (100.1%)
Fifth Third Disciplined Large Cap Value                 2,403,518       $ 33,409
 Fund
Fifth Third Intermediate Bond Fund                        325,744          3,277
Fifth Third International Equity Fund                   1,010,926         10,008
Fifth Third Mid Cap Growth Fund *                         752,155         10,184
Fifth Third Multi Cap Value Fund                          429,106         10,105
Fifth Third Prime Money Market Fund                       873,418            873
Fifth Third Quality Growth Fund *                       2,277,550         33,777
Fifth Third Small Cap Growth Fund                         347,081          5,678
Fifth Third Small Cap Value Fund                          273,586          5,576
                                                                        --------
Total Investments in Affiliates                                          112,887
                                                                        --------

Total (Cost $98,977) (a) - 100.1%                                       $112,887
                                                                        ========

------------

Percentages indicated are based on net assets of $112,789.
See notes to schedules of portfolio investments.

Fifth Third LifeModel Moderately Aggressive Fund(SM)
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                         Shares          Value
                                                         ------          -----
Investments in Affiliates (j) (100.1%)
Fifth Third Bond Fund                                     698,384       $  7,144
Fifth Third Disciplined Large Cap Value                 4,042,013         56,184
 Fund
Fifth Third Intermediate Bond Fund                      2,126,393         21,392
Fifth Third International Equity Fund                   2,267,971         22,453
Fifth Third Mid Cap Growth Fund *                       1,284,619         17,394
Fifth Third Multi Cap Value Fund                          726,102         17,100
Fifth Third Prime Money Market Fund                     4,491,500          4,492
Fifth Third Quality Growth Fund *                       3,877,819         57,507
Fifth Third Short Term Bond Fund                        2,481,039         23,744
Fifth Third Small Cap Growth Fund                         615,554         10,070
Fifth Third Small Cap Value Fund                          476,185          9,705
                                                                        --------
Total Investments in Affiliates                                          247,185
                                                                        --------

Total (Cost $222,075) (a) - 100.1%                                      $247,185
                                                                        ========

------------

Percentages indicated are based on net assets of $247,033.
See notes to schedules of portfolio investments.

Fifth Third LifeModel Moderate Fund(SM)
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                         Shares           Value
                                                         ------           -----
Investments in Affiliates (j) (100.0%)
Fifth Third Bond Fund                                   2,732,999       $ 27,959
Fifth Third Disciplined Large Cap Value                 6,065,908         84,316
 Fund
Fifth Third Intermediate Bond Fund                      8,296,944         83,467
Fifth Third International Equity Fund                   2,439,206         24,148
Fifth Third Mid Cap Growth Fund *                       1,786,102         24,184
Fifth Third Multi Cap Value Fund                        1,007,799         23,734
Fifth Third Prime Money Market Fund                     7,145,684          7,146
Fifth Third Quality Growth Fund *                       5,781,983         85,747
Fifth Third Short Term Bond Fund                        8,916,639         85,332
Fifth Third Small Cap Growth Fund                         901,058         14,741
Fifth Third Small Cap Value Fund                          694,304         14,150
                                                                        --------
Total Investments in Affiliates                                          474,924
                                                                        --------

Total (Cost $456,150) (a) - 100.0%                                      $474,924
                                                                        ========

------------

Percentages indicated are based on net assets of $474,904. See notes to schedules of portfolio investments.

Fifth Third LifeModel Moderately Conservative Fund(SM)
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                         Shares          Value
                                                         ------          -----
Investments in Affiliates (j) (100.1%)
Fifth Third Bond Fund                                     809,415       $  8,280
Fifth Third Disciplined Large Cap Value                 1,118,364         15,545
 Fund
Fifth Third Intermediate Bond Fund                      2,252,858         22,664
Fifth Third International Equity Fund                     541,995          5,366
Fifth Third Mid Cap Growth Fund *                         317,047          4,293
Fifth Third Multi Cap Value Fund                          178,947          4,214
Fifth Third Prime Money Market Fund                     1,051,267          1,051
Fifth Third Quality Growth Fund *                       1,053,941         15,630
Fifth Third Short Term Bond Fund                        2,590,666         24,793
Fifth Third Small Cap Growth Fund                         133,561          2,185
Fifth Third Small Cap Value Fund                          104,811          2,136
                                                                        --------
Total Investments in Affiliates                                          106,157
                                                                        --------

Total (Cost $98,412) (a) - 100.1%                                       $106,157
                                                                        ========

------------

Percentages indicated are based on net assets of $106,008. See notes to schedules of portfolio investments.

Fifth Third LifeModel Conservative Fund(SM)
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                          Shares          Value
                                                        ---------       --------
Investments in Affiliates (j) (100.0%)
Fifth Third Bond Fund                                     635,085       $  6,497
Fifth Third Disciplined Large Cap Value                   373,585          5,193
 Fund
Fifth Third Intermediate Bond Fund                      1,675,574         16,856
Fifth Third International Equity Fund                     185,524          1,837
Fifth Third Mid Cap Growth Fund *                          90,528          1,226
Fifth Third Multi Cap Value Fund                           51,095          1,203
Fifth Third Prime Money Market Fund                       860,475            860
Fifth Third Quality Growth Fund *                         356,123          5,281
Fifth Third Short Term Bond Fund                        1,975,748         18,909
Fifth Third Small Cap Growth Fund                          38,780            634
Fifth Third Small Cap Value Fund                           29,531            602
                                                                        --------
Total Investments in Affiliates                                           59,098
                                                                        --------

Total (Cost $57,197) (a) - 100.0%                                       $ 59,098
                                                                        ========

------------

Percentages indicated are based on net assets of $59,079.
See notes to schedules of portfolio investments.

Fifth Third Strategic Income Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                     Shares or Principal Amount        Value
                                                     --------------------------        -----
Common Stocks (5.0%)
Abbott Laboratories                                             30,775               $  1,312
American Capital Strategies Ltd.                                30,800                    953
Bank of America Corp.                                           19,900                    891
Citigroup, Inc.                                                 16,925                    751
Eli Lilly & Co.                                                 14,825                    814
First Horizon National Corp.                                    15,600                    675
General Electric Corp.                                          10,735                    366
North Fork Bancorp                                               7,000                    309
Pfizer, Inc.                                                    22,425                    649
Procter & Gamble Co.                                            11,030                    565
Sysco Corp.                                                     19,025                    614
Wells Fargo & Co.                                               15,945                    953
                                                                                     --------
Total Common Stocks                                                                     8,852
                                                                                     --------

Corporate Bonds (23.6%)
Amvescap PLC, 5.38%, 2/27/13                                  $    500                    511
Bankers Trust  New York, 7.25%,                                  1,000                  1,160
10/15/11
Bear Stearns Co., Inc., 4.65%, 7/2/18                            1,000                    942
Bear Stearns Co., Inc., Series                                   1,428                  1,454
2003-AC7, Class A2, 5.25%, 1/25/34
Citibank Credit Card Issuance Trust,                               500                    496
3.10%, 3/10/10
Comcast Cable, 7.13%, 6/15/13                                      500                    574
Core Invest Grade Trust, 4.73%,                                    500                    517
11/30/07
Countrywide Home Loans, 4.59%,                                   1,725                  1,677
10/25/33
Countrywide Home Loans, 5.14%,                                     997                  1,016
4/20/35 (d)
Cullen/Frost Cap Trust I, 3.34%, 3/1/34                          1,000                  1,029
 (d)
CVS Corp., 7.77%, 1/10/12                                          899                  1,042
Deutsche Mortgage Securities, Inc.,                              1,000                    992
Series 2004-2, Class A3, 3.78%,
1/25/34
Developers Diversified Realty, 3.88%,                            1,000                    985
1/30/09
Emigrant Cap Trust I, 4.43%, 12/10/33                            1,000                    991
(d)
First Tennessee Cap II, 6.30%,                                   1,500                  1,515
4/15/34
Ford Motor Credit Co., 7.00%,                                    1,500                  1,583
10/1/13
General Motors Acceptance Corp.,                                   500                    520
6.88%, 9/15/11
Goldman Sachs Group, Inc., 4.75%,                                1,000                    991
7/15/13
Goldman Sachs Group, Inc., 5.25%,                                1,000                  1,024
10/15/13

HBOS PLC, 5.38%, 11/1/13 (d)(e)                                  2,000                  2,050
Hutchison Whampoa International, Ltd.,                           1,000                  1,064
 6.50%, 2/13/13 (e)
HVB Funding Trust I, 8.74%, 6/30/31                              1,000                  1,268
International Lease Finance Corp.,                               1,000                  1,002
4.38%, 11/1/09
Korea Development Bank, 3.88%,                                   1,000                  1,000
3/2/09
Kraft Foods, Inc., 6.25%, 6/1/12                                 1,500                  1,651
Lehman Brothers TRAINS, 6.50%,                                     504                    536
8/15/08 (d)(e)
Marsh & McLennan Cos., Inc., 5.88%,                                500                    457
8/1/33
Merrill Lynch Mortgage Investors, Inc.,                            405                    413
Series 2003-A1, Class 2A, 4.53%,
12/25/32
Motorola, Inc., 6.50%, 11/15/28                                    500                    527
Pacific Gas & Electric, 4.20%, 3/1/11                            1,000                    995
Public Service  Oklahoma, 4.85%,                                   500                    516
9/15/10
Radian Group, Inc., 5.63%, 2/15/13                                 500                    525
RBS Cap Trust B, 6.80%, 3/31/08                                    500                    516
SLM Corp., 4.12%, 4/1/09 (d)                                     1,000                  1,010
SLM Corp., 5.39%, 11/21/13 (d)                                   1,000                  1,026
Sprint Capital Corp, 8.38%, 3/15/12                              1,500                  1,840
TCI Communications, Inc., 7.88%,                                 1,100                  1,301
8/1/13
Union Planters Corp., 4.38%, 12/1/10                               500                    505
Verizon Virginia, Inc., 4.63%, 3/15/13                           1,000                    987
Washington Mutual Bank, 4.82%,                                     190                    191
10/25/32
Washington Mutual Bank, Series                                   1,500                  1,499
2003-AR10, Class A4, 4.08%, 10/25/33
Weyerhaeuser Co., 7.38%, 3/15/32                                 1,500                  1,750
                                                                                     --------
Total Corporate Bonds                                                                  41,648
                                                                                     --------

Corporate Bond Equivalents (c) (45.9%)
AAG Holding Co., Inc., $1.17                                    20,000                    502
Abbey National PLC, $1.84                                       70,600                  1,913
Abbey National PLC, $1.84                                       24,900                    678
ABN AMRO Cap Fund Trust V,                                      60,000                  1,447
$1.48
AMBAC Financial Group, Inc., $1.49                              54,100                  1,361
AMBAC Financial Group, Inc., $1.75                              62,895                  1,667
BAC Capital Trust I, $1.75                                      64,500                  1,712
BAC Capital Trust II, $2.13                                     31,000                    841
BAC Capital Trust VI, $1.75                                     48,600                  1,307
Bank One Capital I, $2.00                                       19,000                    483
Bank One Capital V, $2.00                                       76,300                  2,033
Bear Stearns Capital Trust III, $1.95                           58,900                  1,564
Citigoup Capital VII, $1.78                                    124,925                  3,328
Cleveland Electric Financial Trust I,                           10,000                    276
$2.25
ConAgra Capital, $1.25                                          54,900                  1,385
Consolidated Edison, $1.81                                      50,700                  1,375
Corp-Backed Trust Certs (CBTCS),                                60,000                  1,501
$1.53
Corp-Backed Trust Certs (CBTCS),                                33,500                    863
$1.56
Corp-Backed Trust Certs (CBTCS),                                40,000                  1,055
$1.70

Corp-Backed Trust Certs (CBTCS),                                15,800                    416
$1.80
Corp-Backed Trust Certs (CBTCS),                                 2,200                     58
$1.97
Corp-Backed Trust Certs (CBTCS),                                 7,800                    209
$2.06
Corp-Backed Trust Certs (CBTCS),                                 1,800                     48
$2.20
Corts Countrywide Capital II, $2.00                             10,000                    273
Corts Trust For Disney, $1.72                                   40,000                  1,048
Corts Trust II Safeco Capital I, $2.18                          10,000                    269
Corts-First Union Capital II, $1.88                             17,700                    468
Corts-Sherwin Williams, $1.81                                   57,600                  1,530
Corts-TR Verizon Global, $3.13                                  54,500                  1,487
Developers Diversified Realty, $2.15                            48,300                  1,300
Dominion CNG Capital Trust I, $1.95                             39,800                  1,058
Duke Realty Corp., $2.11                                        40,800                  1,082
Duquesne Light Co., $1.68                                       24,000                    653
Energy East Capital, $2.06                                       5,000                    133
Entergy Arkansas, Inc., $1.50                                   80,600                  2,096
Entergy Mississippi, Inc., $1.50                                39,000                  1,003
Entergy Mississippi, Inc., $1.81                                 9,400                    253
Equity Residential Properties, $2.28,                           19,900                    529
Series G
Federal Realty Investment Trust, $2.13                          43,300                  1,159
Financial Security Assurance Holdings,                          90,750                  2,322
$1.56
Fleet Capital Trust VI, $2.20                                   46,000                  1,206
Fleet Captial Trust VII, $1.80                                  29,200                    776
Ford Capital Trust Series II, $3.25                             10,000                    500
General Electric Capital Corp., $1.53                           19,000                    492
General Electric Capital Corp., $1.66                           59,000                  1,580
Glenborough Realty, $1.94, Series A                             37,842                    946
Harris Preferred Capital, Series A,                             31,800                    805
$1.84
Household Capital Trust V, $2.50                                17,000                    449
Household Finance, $1.72                                        32,800                    872
HRPT Properties Trust, $2.47                                    26,100                    703
HRPT Properties Trust, Series B,                                22,900                    629
$2.19
Huntington Preferred Cap, Inc., $1.97                           15,507                    441
ING Group NV, $1.80                                             41,200                  1,108
Kimco Reality Preferred, $1.66                                  39,994                  1,052
Laclede Capital Trust I, $1.93                                  10,000                    280
Maytag Corp., $1.97                                             19,200                    505
MBNA Corp., $1.88                                               28,400                    743
MBNA Corp., $2.03                                               37,800                  1,024
Merrill Lynch Preferred Capital *                               20,000                    504
ML Capital Trust III, $1.75                                     49,800                  1,324
Morgan Stanley Capital II, $1.81                                81,525                  2,146
National Rural Utility CFC, $1.91                               10,000                    266
National Rural Utility, $1.69                                   20,000                    536
Nordstrom (CBTCS), $1.91                                        10,000                    271
Preferred Plus Trust NAI-1, $2.01                                4,400                    118
PS Business Parks, Inc., $2.38                                  10,000                    268
Public Credit & Repack Securities,                              15,600                    410
$1.78
Public Storage, Inc., Series A, $2.45                           15,000                    426
Public Storage, Inc., Series S, $1.97                           10,000                    266
Puget Sound Energy Capital Trust,                               13,700                    364
$2.10

Regions Financial Trust I, $2.00                                66,500                  1,768
Rouchester Gas & Electric, $1.66                                42,800                  1,166
Saturns JPM, $1.78                                              12,000                    316
Saturns, Series S, $1.81                                        10,000                    260
Sears Roebuck & Co. Acceptance,                                 41,600                  1,058
$1.75
Sempra Energy Capital Trust I, $2.23                            29,900                    768
Southern Co. Capital Trust VI, $1.78                            58,600                  1,569
Stilwell Financial, $1.97                                       36,800                    966
Suntrust Capital V, $1.76                                       46,600                  1,232
Torchmark Capital Trust I, $1.94                                58,819                  1,560
USB Capital V, $1.81                                            14,100                    377
Virginia Power Capital Trust, 1.84                              26,800                    717
Wachovia Funding, Series A, $1.81                               79,000                  2,192
Wells Fargo Capital Trust V, $1.75                              18,600                    495
Wells Fargo Capital Trust VI, $1.74                             74,550                  1,985
Wells Fargo Capital Trust VII, $1.46                            33,500                    822
                                                                                     --------
Total Corporate Bond Equivalents                                                       80,946
                                                                                     --------

Preferred Stocks (c) (3.0%)
Fannie Mae, $1.77                                                8,800                    332
Fannie Mae, $2.91                                                8,500                    425
Freddie Mac, $2.50                                              20,000                    863
Freddie Mac, $2.55                                              10,000                    446
Freddie Mac, $2.85                                              25,500                  1,261
Lehman Brothers, $1.92                                          30,000                    758
Source Capital, $2.40                                           35,600                  1,237
                                                                                     --------
Total Preferred Stocks                                                                  5,322
                                                                                     --------

Real Estate Investment Trusts (i) (9.0%)
AMB Property Corp.                                              11,250                    422
Developers Diversified Realty, Corp.                            17,500                    732
Duke-Weeks Realty Corp.                                         25,900                    883
Equity Residential Properties Trust                             26,450                    882
Health Care Property Investors, Inc.                            39,750                  1,106
Kimco Realty Corp.                                              38,900                  2,122
Mills Corp.                                                     17,200                    954
ProLogis                                                        23,800                    928
Simon Property Group, Inc.                                      36,704                  2,140
Thornburg Mortgage, Inc.                                        48,800                  1,394
Vornado Realty Trust                                            31,700                  2,130
Weingarten Realty Investors                                     58,975                  2,133
                                                                                     --------
Total Real Estate Investment Trusts                                                    15,826
                                                                                     --------

U.S. Treasury Notes (1.2%)
7.00%, 7/15/06                                                $  2,000                  2,151
                                                                                     --------
Total U.S. Treasury Notes                                                               2,151
                                                                                     --------

U.S. Government Agencies (2.4%)
Fannie Mae (1.1%)
5.13%, 1/2/14                                                    1,000                  1,027
4.28%, 7/1/18                                                      993                    992
                                                                                     --------
                                                                                        2,019
                                                                                     --------
Government National Mortgage Association (1.3%)
5.49%, 8/16/27                                                   1,150                  1,214
4.89%, 7/16/34                                                   1,000                    997
                                                                                     --------
                                                                                        2,211
                                                                                     --------

Total U.S. Government Agencies                                                          4,230
                                                                                     --------

Investment Companies (7.9%)
1838 Bond Debenture Trading                                    127,000                  2,375
American Income Fund, Inc.                                     135,400                  1,158
Blackrock Income Trust                                         108,600                    815
Blackrock North American Government                            225,000                  2,560
Income
ING Prime Rate Trust                                           160,400                  1,243
MFS Government Markets Income                                  217,400                  1,448
Trust
MFS Intermediate Income Trust                                   49,000                    323
Pioneer Interest Shares                                         90,700                  1,030
Templeton Global Income Fund, Inc.                              61,374                    570
Van Kampen Bond Fund                                            64,800                  1,151
Van Kampen Senior Income Trust                                 152,000                  1,318
                                                                                     --------
Total Investment Companies                                                             13,991
                                                                                     --------

Repurchase Agreements (2.3%)
UBS Investment Bank, 1.78%,                                   $  4,067                  4,067
11/1/04 (Proceeds at maturity, $4,068,                                               --------
Collateralized by various U.S. Treasury
Securities)
Total Repurchase Agreements                                                             4,067
                                                                                     --------

Total (Cost $169,193) (a) - 100.3%                                                   $177,033
                                                                                     ========

----------

Percentages indicated are based on net assets of $176,561.
See notes to schedules of portfolio investments.

Fifth Third Select Stock Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                Shares or Principal Amount        Value
                                                --------------------------        -----
Common Stocks (91.8%)
Agilent Technologies, Inc. *                              31,000                 $   777
Analog Devices, Inc.                                      10,000                     403
Avaya, Inc. *                                             30,000                     432
Best Buy Co., Inc.                                        18,000                   1,066
Boston Scientific Corp. *                                 20,000                     706
Broadcom Corp., Class A *                                 18,000                     487
Cintas Corp.                                              10,000                     431
Cisco Systems, Inc. *                                     30,000                     576
EMC Corp. *                                               90,000                   1,158
Goldman Sachs Group, Inc.                                  9,000                     886
Illinois Tool Works, Inc.                                  6,000                     554
Intel Corp.                                               15,000                     334
International Game Technology                             20,000                     661
J.P. Morgan Chase & Co.                                   17,000                     656
L-3 Communications Holdings, Inc.                         12,000                     791
Manpower, Inc.                                            20,000                     905
Maxim Integrated Products, Inc.                            9,000                     396
Nordstrom, Inc.                                           15,000                     648
Phelps Dodge Corp. (g)                                     6,000                     525
Rockwell Automation, Inc.                                 15,000                     625
Teva Pharmaceutical Industries Ltd.,                      28,000                     728
ADR
Texas Instruments, Inc.                                   21,000                     513
Varian Medical Systems, Inc. *                            20,000                     803
Xilinx, Inc.                                               5,000                     153
                                                                                 -------
Total Common Stocks                                                               15,214
                                                                                 -------
Repurchase Agreements (8.0%)
UBS Investment Bank, 1.78%,                              $ 1,318                   1,318
11/1/04 (Proceeds at maturity, $1,318,                                           -------
Collateralized by a U.S. Treasury
security)
Total Repurchase Agreements                                                        1,318
                                                                                 -------
Short-Term Securities Held as Collateral
  for Securities Lending (3.1%)
Pool of various securities for Fifth Third                   505                     505
Funds                                                                            -------
Total Short-Term Securities Held as
  Collateral for Securities Lending                                                  505
                                                                                 -------

Total (Cost $15,777) (a) - 102.9%                                                $17,037
                                                                                 =======

----------

Percentages indicated are based on net assets of $16,549.
See notes to schedules of portfolio investments.

Fifth Third Technology Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                 Shares or Principal Amount      Value
                                                 --------------------------      -----
Common Stocks (99.4%)
Acxiom Corp. (g)                                           40,000               $ 1,000
Agilent Technologies, Inc. *                               60,000                 1,503
Akamai Technologies, Inc. *                               135,000                 1,870
Alamosa Holdings, Inc. * (g)                              100,000                 1,004
Alvarion Ltd. *                                            50,000                   670
Analog Devices, Inc.                                       30,000                 1,208
Avaya, Inc. *                                             156,750                 2,257
Broadcom Corp., Class A *                                  39,750                 1,075
CheckFree Corp. *                                          32,500                 1,008
Cognizant Technology Solutions Corp. *                     27,500                   935
Comverse Technology, Inc. *                                72,250                 1,491
Cree, Inc. * (g)                                           27,425                   946
Ditech Communications Corp. *                              45,000                 1,032
EMC Corp. *                                               138,500                 1,782
Equinix, Inc. *                                            25,000                   942
Eyetech Pharmaceuticals, Inc. * (g)                         2,500                   106
Finisar Corp. * (g)                                       275,000                   404
Garmin Ltd. (g)                                            20,150                 1,008
Harmonic, Inc. *                                          100,000                   832
Harris Corp. (g)                                           10,000                   615
Internet Security Systems, Inc. *                          69,000                 1,501
Invitrogen Corp *                                          15,000                   869
Jabil Circuit, Inc. *                                      42,500                 1,033
Juniper Networks, Inc. * (g)                               52,500                 1,397
Keane, Inc. *                                              82,500                 1,304
Lam Research Corp. * (g)                                   46,000                 1,197
Lucent Technologies, Inc. * (g)                           400,000                 1,420
Macrovision Corp. *                                        42,500                 1,149
Maxim Integrated Products, Inc.                            20,000                   880
MGI Pharma, Inc. * (g)                                     40,000                 1,067
Network Appliance, Inc. *                                  52,500                 1,285
NMS Communications Corp. *                                115,000                   502
Overstock.com, Inc. *                                         500                    27
Perot Systems Corp., Class A *                             50,000                   802
Pixelworks, Inc. *                                         30,000                   339
Plantronics, Inc.                                          20,000                   870
PLX Technology, Inc. *                                     60,000                   541
Polycom, Inc. *                                            50,000                 1,033
Sapient Corp. *                                           100,000                   805
Semtech Corp. *                                            43,000                   898
Sigmatel, Inc. *                                           32,500                   959
Tekelec *                                                  40,000                   893
Tessera Technologies, Inc. * (g)                           30,000                   838
Texas Instruments, Inc.                                    60,000                 1,467
Tibco Software, Inc. *                                    125,000                 1,215
VeriSign, Inc. * (g)                                       78,500                 2,106
Western Wireless Corp., Class A *                          30,000                   874
Witness Systems, Inc. *                                    30,000                   467
Xilinx, Inc.                                               10,000                   306
                                                                                -------
Total Common Stocks                                                              49,732
                                                                                -------

Short-Term Securities Held as Collateral for Securities Lending (21.7%)

Pool of various securities for Fifth Third               $ 10,824                10,824
                                                                                -------
Funds
Total Short-Term Securities Held as
  Collateral for Securities Lending                                              10,824
                                                                                -------

Total (Cost $57,721) (a) - 121.1%                                               $60,556
                                                                                =======

----------

Percentages indicated are based on net assets of $49,993.
See notes to schedules of portfolio investments.

Fifth Third International Equity Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                              Shares or Principal Amount        Value
                                              --------------------------        -----
Foreign Stocks (84.5%)
Australia (2.5%)
Amcor, Ltd.                                              40,053                $    229
AMP, Ltd.                                                30,798                     147
Ansell, Ltd.                                                903                       6
Australia & New Zealand Banking                          13,652                     208
Group, Ltd.
Australian Gas & Light Co.                                4,391                      43
BHP Steel, Ltd.                                          33,413                     193
BHP, Ltd.                                               171,508                   1,777
Boral, Ltd.                                              26,760                     133
Brambles Industries, Ltd.                                25,015                     133
Centro Properties Group                                   7,225                      26
CFS Gandel Retail Trust                                  15,491                      18
CFS Gandel Retail Trust *                                   553                       1
Coca-Cola Amatil, Ltd.                                   18,206                     100
Coles Myer, Ltd.                                         10,143                      72
Commonwealth Bank of Australia                           28,589                     687
CSL, Ltd.                                                 3,077                      66
CSR, Ltd.                                                41,804                      84
Foster's Group, Ltd.                                     45,043                     171
General Property Trust                                   18,694                      52
Insurance Australia Group                                42,701                     172
Investa Property Group                                   12,111                      19
James Hardie Industries NV                               20,929                      99
John Fairfax Holdings, Ltd.                               9,472                      30
Leighton Holdings, Ltd.                                   2,372                      20
Lend Lease Corp., Ltd.                                    3,916                      34
Macquarie Bank, Ltd.                                      5,278                     156
Macquarie Infrastructure Group                           66,938                     186
Mayne Nickless, Ltd.                                      8,502                      28
Mirvac Group                                              7,503                      25
National Australia Bank, Ltd.                            36,135                     765
Newcrest Mining, Ltd.                                    14,989                     187
News Corp., Ltd.                                         66,632                     524
News Corp., Ltd.                                         37,100                     299
Onesteel, Ltd.                                           25,317                      50
Orica, Ltd.                                              12,322                     157
Origin Energy, Ltd.                                       2,961                      15
Paperlinx, Ltd.                                          20,353                      73
Patrick Corp., Ltd.                                      10,538                      44
QBE Insurance Group, Ltd.                                15,880                     163
Rinker Group, Ltd.                                       43,117                     280
Rio Tinto, Ltd.                                          14,207                     388
Santos, Ltd.                                              5,901                      37
Sonic Healthcare, Ltd.                                    1,295                      10
Southcorp Holdings, Ltd. *                                6,725                      18
Stockland *                                                 447                       2
Stockland Trust Group                                    12,766                      56
Suncorp Metway, Ltd.                                      5,206                      67
TABCORP Holdings, Ltd.                                   10,214                     115
Telstra Corp., Ltd.                                      50,555                     177
Transurban Group                                          5,359                      25
Westfarmers, Ltd.                                         8,613                     224

Westfield Group *                                        19,881                     224
Westpac                                                  20,907                     295
WMC Resources, Ltd.                                      52,804                     267
WMC, Ltd.                                                52,903                     218
Woodside Petroleum, Ltd.                                 12,056                     175
Woolworths, Ltd.                                         26,428                     265
                                                                               --------
                                                                                 10,035
                                                                               --------
Austria (0.8%)
Bank Austria Creditanstalt                                4,208                     312
Boehler-Uddeholm AG                                         878                      84
EFG Eurobank Ergasias                                     6,029                     165
Erste Bank Der Oesterreichischen                         13,922                     622
Sparkassen AG
Flughafen Wein AG                                         1,211                      80
Immofinanz Immobilien Anlagen *                          27,200                     235
Mayr-Melnhof Karton AG                                      500                      71
Oesterreichische Elektrizitaetswirtschafts                  672                     132
AG
OMV AG                                                    1,593                     383
RHI AG *                                                  1,954                      46
Telekom Austria AG                                       31,750                     484
VA Technologie AG *                                       1,298                      81
Voest-Alpine Stahl AG                                     2,977                     174
Wienerberger Baust                                        7,140                     284
                                                                               --------
                                                                                  3,153
                                                                               --------
Belgium (0.9%)
Agfa Gevaert NV                                           8,768                     277
Bekaert NV                                                  325                      21
Belgacom SA *                                             2,171                      80
Delhaize Group                                            2,071                     134
Dexia (g)                                                34,518                     693
Fortis                                                   49,236                   1,253
Groupe Bruxelles Lambert SA                               2,154                     163
Interbrew                                                 5,054                     180
KBC Bancassurance Holding SA                              4,820                     354
Solvay SA                                                 2,454                     248
UCB SA                                                    2,939                     156
Umicore                                                      90                       7
                                                                               --------
                                                                                  3,566
                                                                               --------
Bermuda (0.1%)
Cheung Kong Infrastructure Holdings,                     15,000                      40
Ltd.
Esprit Holdings, Ltd.                                    22,500                     120
Johnson Electric Holdings, Ltd.                          38,000                      38
Li & Fung, Ltd.                                          44,000                      65
SCMP Group, Ltd.                                         10,000                       4
Shagri-La Asia, Ltd.                                     26,743                      31
Yue Yuen Industrial Holdings, Ltd.                       13,000                      33
                                                                               --------
                                                                                    331
                                                                               --------
Brazil (0.4%)
Aracruz Celulose SA,  B Shares                           25,000                      84
Banco Itau Holding Financeira SA *                        2,385                     289
Centrais Eletricas Brasileiras SA,  B                 6,652,000                      99
Shares
Companhia Brasileira de Distribuicao                        800                      19
Grupo Pao de Acucar ADR
Companhia Siderurgica Nacional SA                         6,000                      89
Companhia Vale do Rio Doce,  A                           32,000                     580
Shares
Souza Cruz SA                                             5,000                      56

Tele Norte Leste Participacoes SA                        15,202                     199
Unibanco - Uniao de Bancos Brasileiros                    4,400                     116
SA GDR
Usinas Siderurgicas de Minas Gerais SA,                   6,000                      90
 A Shares                                                                      --------

                                                                                  1,621
                                                                               --------
China (0.7%)
Aluminum Corp of China, Ltd.                            262,000                     150
Beijing Capital International Airport                   108,000                      39
Co., Ltd.
BYD Co., Ltd., H Shares                                  12,000                      34
China Life Insurance Co., Ltd., H Shares *              593,000                     392
China Oilfield Services, Ltd., H Shares                 122,000                      36

China Petroleum & Chemical Corp.                      1,336,000                     506
China Shipping Container Lines Co.,                     170,000                      71
Ltd. *
China Shipping Development Co.,                         104,000                      86
Ltd.
China Telecom Corp., Ltd.                             1,106,000                     355
Jiangsu Expressway Co., Ltd.                             98,000                      42
Jiangxi Copper Co., Ltd.                                 92,000                      49
Maanshan Iron & Steel Co., Ltd., H                      138,000                      48
Shares
PICC Property & Casualty Co., Ltd., H                   276,000                      99
Shares *
Ping An Insurance Co., Ltd. *                           209,000                     329
Shandong International Power                            114,000                      37
Development Co., Ltd.
Sinopec Zhenhai Refining & Chemical                      58,000                      56
Co., Ltd., H Shares
Sinotrans, Ltd.                                         142,000                      46
Weiqiao Textile Co., Ltd., H Shares                      27,500                      40
Yanzhou Coal Mining Co., Ltd.                            98,000                     129
Zhejiang Expressway Co., Ltd.                           114,000                      76
                                                                               --------
                                                                                  2,620
                                                                               --------
Denmark (0.4%)
A P Moller - Maersk AS                                       10                      74
Danisco AS                                                  900                      50
Danske Bank                                              21,687                     608
Falck AS *                                                2,000                      17
ISS AS                                                    1,100                      58
Novo Nordisk AS                                           8,580                     428
Novozymes AS                                              1,350                      60
TDC AS                                                    3,200                     119
Vestas Wind Systems AS *                                  3,850                      48
William Demant Holdings AS *                              1,000                      44
                                                                               --------
                                                                                  1,506
                                                                               --------
Finland (1.2%)
Fortum Oyj                                                7,649                     117
Kesko Oyj, B Shares (g)                                   3,423                      77
Kone Corp.                                                1,760                     113
Metso Oyj, B Shares                                       7,335                     104
Nokia Oyj                                               210,980                   3,263
Outokumpo Oyj                                             7,841                     135
Sampo Insurance Co.                                       6,221                      74
Stora Enso Oyj                                           24,992                     358
TietoEnator Oyj                                           4,643                     131
UPM-Kym'mene Oyj (g)                                     22,623                     448

Uponor Oyj                                                  535                      19
Wartsila Corp. Oyj, B Shares                              1,853                      50
                                                                               --------
                                                                                  4,889
                                                                               --------
France (7.9%)
Accor SA                                                 12,660                     527
Alcatel * (g)                                            54,565                     800
Alstom *                                                 10,748                       7
Arcelor                                                  14,679                     277
Atos Origin SA *                                            797                      50
AXA SA (g)                                               58,945                   1,272
Banque Nationale de Paris                                40,366                   2,753
BIC                                                       1,284                      60
Bouygues (g)                                             17,248                     681
Business Objects SA *                                     2,186                      56
Cap Gemini *                                              4,197                     106
Carrefour SA                                             24,592                   1,080
Casino Guichard-Perrachon                                 2,229                     154
CNP Assurances                                            1,512                     103
Compagnie de Saint Gobain                                16,524                     910
Compagnie Generale des Etablissements                     3,376                     184
Michelin
Credit Agricole SA                                       16,947                     498
Dassault Systems SA                                       2,015                     102
Essilor International                                     2,206                     150
Euronext NV                                               2,344                      68
European Aeronautic Defence and Space                    11,891                     341
Co.
France Telecom SA                                        53,371                   1,531
Groupe Danone                                            10,026                     841
Imerys SA                                                 1,680                     118
L'Air Liquide SA                                          5,353                     867
L'Oreal SA                                                8,732                     597
Lafarge SA                                                8,085                     740
Lagardere Group SCA                                       8,650                     559
LVMH  Moet-Hennessy Louis Vuitton                        18,685                   1,283
(g)
Peugeot SA                                                7,623                     470
Pinault Printemps                                         2,337                     221
Publicis Groupe                                           4,696                     140
Renault SA                                                6,913                     580
Sagem SA                                                    859                      78
Sanofi-Synthelabo                                        30,578                   2,241
Schneider Electric SA                                     7,753                     515
Societe Generale-A                                       15,875                   1,476
Societe Television Francaise 1                            4,417                     133
Sodexho SA                                                3,426                      87
STMicroelectronics NV                                    26,464                     489
Suez SA (g)                                              20,544                     482
Technip-Coflexip SA (g)                                     360                      57
Thales SA                                                 7,140                     258
Thomson                                                  12,428                     282
Total SA                                                 27,229                   5,675
Veolia Environnement                                      7,851                     238
Vinci                                                     3,209                     383
Vivendi Universal *                                      35,839                     981
Zodiac SA                                                 1,686                      65
                                                                               --------
                                                                                 31,566
                                                                               --------
Germany (5.4%)
Adidas-Salomon AG                                         2,432                     341
Allianz AG                                                8,902                     950
Altana AG                                                 2,375                     121

BASF AG                                                  20,333                   1,276
Bayer AG                                                 25,063                     713
Bayerische Hypo- und Vereinsbank AG *                    15,845                     311
Beiersdorf AG                                             2,501                     237
Commerzbank AG *                                         21,217                     389
Continental AG                                            3,078                     168
DaimlerChrysler AG                                       29,928                   1,240
Deutsche Bank AG                                         31,989                   2,447
Deutsche Boerse AG                                        6,255                     313
Deutsche Lufthansa AG *                                   7,771                     103
Deutsche Post AG                                         17,941                     352
Deutsche Telekom AG * (g)                               113,378                   2,181
Douglas Holdings AG                                       1,137                      35
Epcos AG *                                                1,756                      27
Fresenius Medical Care AG (g)                             3,066                     236
Gehe AG                                                   3,035                     221
Heidelberger Zement AG                                    1,243                      61
Henkel KGaA                                               2,849                     214
Infineon Technologies AG *                               18,239                     199
Karstadt AG                                                 766                       9
Linde AG                                                  4,510                     273
MAN AG                                                    4,408                     153
Merck KGAA                                                1,859                     104
Metro AG                                                  5,322                     254
Muenchener Rueckver AG                                    1,769                     174
Porsche AG                                                  637                     407
ProSiebenSat. 1 Media AG                                  2,443                      44
Puma AG Rudolf Dassler Sport                                380                      95
RWE AG                                                   14,431                     766
SAP AG                                                    6,866                   1,170
Schering AG                                               5,552                     357
Siemens AG                                               32,346                   2,420
Thyssen Krupp AG                                         14,506                     274
TUI AG (g)                                                3,560                      74
VEBA AG                                                  32,012                   2,621
Volkswagen AG                                            11,494                     513
                                                                               --------
                                                                                 21,843
                                                                               --------
Great Britain (19.3%)
Aegis Group PLC                                          48,216                      90
AMEC PLC                                                 10,049                      59
ARM Holdings PLC                                         35,206                      63
AstraZeneca PLC                                          56,372                   2,312
Astro All Asia Networks PLC *                            73,100                     100
Aviva PLC                                                87,133                     873
BAE Systems PLC                                         129,356                     565
Balfour Beatty                                           12,655                      63
Barclays PLC                                            294,324                   2,877
Barratt Developments PLC                                 10,231                      95
BG Group PLC                                            144,563                     943
BHP Billiton PLC                                        112,547                   1,145
BOC Group PLC                                            18,308                     295
Boots Group PLC                                          34,075                     412
BP Amoco PLC                                            857,726                   8,313
BPB PLC                                                   9,762                      75
Brambles Industries PLC                                  50,170                     242
British Airways PLC *                                    22,005                      87
British American Tobacco PLC                             71,919                   1,084
British Sky Broadcasting Group PLC                       61,371                     574
BT Group PLC                                            447,957                   1,529
Bunzl PLC                                                31,911                     242
Cable & Wireless PLC                                     64,875                     125

Cadbury Schweppes PLC                                    84,656                     704
Capita Group PLC                                         46,724                     302
Carnival PLC                                              7,445                     394
Centrica PLC                                            136,148                     602
Cobham PLC                                                3,532                      90
Compass Group PLC                                        98,399                     407
Daily Mail & General Trust                               14,031                     187
Davis Service Group                                      14,163                      94
De La Rue PLC                                            13,711                      81
Diageo PLC                                              162,550                   2,176
Dixons Group PLC                                         79,270                     250
Electrocomponents PLC                                    17,490                      93
EMAP PLC                                                 11,913                     172
EMI Group PLC                                            35,202                     137
Enterprise Inns PLC                                      14,261                     162
Exel PLC                                                  7,121                      93
FKI PLC                                                  16,026                      35
Friends Provident PLC                                    65,779                     164
George Wimpey PLC                                        11,487                      74
GKN PLC                                                  16,595                      65
Glaxosmithkline PLC                                     199,056                   4,195
Great Universal Stores PLC                               41,111                     674
Group 4 Securicor PLC *                                  80,167                     172
Hanson PLC                                               21,056                     155
Hays PLC                                                120,541                     285
HBOS PLC                                                133,964                   1,796
Hilton Group PLC                                         71,365                     337
HSBC Holdings PLC                                       512,387                   8,281
IMI PLC                                                  15,569                     100
Imperial Chemical Industries PLC                         52,419                     202
Imperial Tobacco Group PLC                               20,883                     488
InterContinental Hotels Group PLC                        34,087                     417
International Power PLC *                                35,340                     104
Invensys PLC *                                          178,148                      50
ITV PLC                                                 187,565                     369
J Sainsbury PLC                                          68,803                     326
Johnson Matthey PLC                                       9,928                     174
Kelda Group PLC                                          11,438                     118
Kesa Electricals PLC                                     22,201                     111
Kidde PLC                                                29,649                      92
Kingfisher PLC                                          103,013                     572
Legal & General Group PLC                               213,942                     389
Lloyds TSB Group PLC                                    217,081                   1,719
Logica PLC                                               29,333                      95
Marks & Spencer PLC                                      91,778                     605
Misys PLC                                                22,506                      89
Mitchells & Butlers PLC                                  30,144                     158
National Grid Transco PLC                               136,941                   1,192
Next PLC                                                 11,971                     367
Novar PLC                                                11,168                      24
Pearson PLC                                              36,760                     404
Peninsular & Oriental Steam Navigation                   15,725                      77
Co. PLC
Persimmon PLC                                             2,731                      31
Pilkington PLC                                           53,999                      86
Prudential Corp. PLC                                     58,015                     427
Rank Group PLC                                           27,234                     143
Reckitt Benckiser PLC                                    23,998                     659
Reed International PLC                                   57,408                     513
Rentokil Initial PLC                                    125,448                     358
Reuters Holding PLC                                      68,277                     465
Rexam PLC                                                20,632                     163

Rio Tinto PLC                                            50,670                   1,325
RMC Group PLC                                             5,539                      87
Rolls-Royce Group PLC                                    97,340                     464
Rolls-Royce Group PLC, B Shares *                     3,095,412                       6
Royal & Sun Alliance Insurance Group                     86,290                     119
PLC
Royal Bank of Scotland Group PLC                         82,618                   2,436
Sage Group PLC                                           51,920                     175
Scot Power PLC                                           55,549                     449
Scottish & Southern Energy PLC                           26,153                     401
Serco Group PLC                                          31,435                     126
Severn Trent PLC                                         12,577                     211
Shell Transportation & Trading Co.                      377,794                   2,976
PLC
Signet Group PLC                                         83,042                     162
Smith & Nephew PLC                                       11,861                     101
Smiths Industries PLC                                    22,399                     307
SSL International PLC                                       403                       2
Tate & Lyle PLC                                          29,332                     229
Taylor Woodrow PLC                                       15,253                      65
Tesco PLC                                               380,654                   2,007
Tompkins PLC                                             28,072                     128
Unilever PLC (g)                                        147,897                   1,247
United Business Media PLC                                15,316                     134
United Utilities PLC                                     18,523                     195
United Utilities PLC, A Shares                           12,447                      89
Vodaphone Airtouch PLC                                2,600,334                   6,664
Whitbread PLC                                            15,823                     236
William Hill PLC                                         23,541                     212
Wolseley PLC                                             29,048                     502
WPP Group PLC                                            57,154                     574
Yell Group PLC                                           20,256                     136
                                                                               --------
                                                                                 77,192
                                                                               --------
Greece (0.2%)
Alpha Bank A.E                                            8,400                     241
National Bank of Greece SA                               12,654                     354
Titan Cement Co.                                            800                      21
                                                                               --------
                                                                                    616
                                                                               --------
Hong Kong (1.0%)
Angang New Steel Co., Ltd., H Shares                     70,000                      28
ASM Pacific Technology, Ltd.                              1,500                       5
Bank of East Asia, Ltd.                                  37,757                     108
Beijing Datang Power Generation                         114,000                      91
BOC Hong Kong Holdings, Ltd.                             69,000                     125
Cathay Pacific Airways, Ltd.                             26,000                      45
Cheung Kong Infrastructure Holdings,                     39,000                     324
Ltd.
China Southern Airlines *                                94,000                      33
CLP Holdings, Ltd.                                       45,680                     262
Hang Lung Properties, Ltd.                               32,000                      47
Hang Seng Bank, Ltd.                                     18,400                     245
Henderson Land Development, Ltd.                         18,000                      83
Hong Kong & China Gas Co., Ltd.                         100,348                     193
Hong Kong Electric Holdings, Ltd.                        36,000                     161
Hong Kong Exchanges & Clearing,                          27,000                      61
Ltd.
Hopewell Holdings, Ltd.                                   8,000                      17
Huaneng Power International                             244,000                     183
Hutchison Whampoa, Ltd.                                  57,000                     438
Hysan Development Co., Ltd.                               7,206                      12
MTR Corp.                                                36,801                      55

New World Development Co., Ltd.                          35,110                      31
PCCW, Ltd. *                                             81,047                      49
Petrochina                                            1,400,000                     733
Sino Land Company, Ltd.                                  25,206                      22
Sinopec Shanghai Petrochem                              186,000                      65
Sun Hung Kai Properties, Ltd.                            35,136                     326
Swire Pacific, Ltd.                                      24,500                     173
Techtronic Industries Co., Ltd.                          25,000                      50
Television Broadcasts, Ltd.                               5,000                      21
Wharf Holdings, Ltd.                                     32,600                     107
                                                                               --------
                                                                                  4,093
                                                                               --------
India (0.0%)
Larsen & Toubro, Ltd. GDR                                     1                      --#
                                                                               --------
Indonesia (0.0%)
PT Mulia Industrindo Tbk *                               19,000                       1
                                                                               --------
Ireland (0.6%)
Allied Irish Banks PLC                                   41,602                     726
Bank of Ireland                                          47,320                     651
CRH PLC                                                  15,106                     361
DCC PLC                                                   1,498                      30
Elan Corp. PLC *                                         13,100                     338
Grafton Group PLC *                                       1,311                      12
Independent News & Media PLC                              7,163                      21
Irish Life & Permanent PLC                                1,760                      30
Kerry Group PLC                                           2,168                      49
                                                                               --------
                                                                                  2,218
                                                                               --------
Italy (1.8%)
Alleanza Assicurazioni SpA                                6,729                      80
Assicurazioni Generali                                   11,415                     339
Autogrill SpA *                                           1,564                      23
Banca Fideuram SpA                                        2,974                      15
Banca Monte dei Paschi di Seina SpA                      10,883                      33
Banca Nazionale del Lavoro SpA * (g)                     19,082                      44
Banca Popolare di Milano                                  2,038                      14
Banche Popolari Unite Scrl                                1,567                      28
Banco Popolare di Verona e Novara                        10,993                     195
Scrl
Benetton Group SpA                                        1,984                      23
Capitalia SpA                                             7,884                      30
Credito Italiano                                        132,735                     715
Enel SpA (g)                                             20,686                     188
ENI SpA                                                  61,139                   1,392
Fiat SpA *                                                1,635                      12
Finmeccanica SpA                                        145,282                     116
IntesaBci SpA                                           107,795                     443
Intesabci SpA-RNC                                        10,733                      36
Italcementi SpA                                           1,423                      22
Luxottica Group SpA                                       1,227                      23
Mediaset SpA                                             17,204                     196
Mediobanca SpA                                            4,659                      65
Mediolanum SpA                                            2,235                      14
Pirelli SpA                                              65,537                      73
RAS SpA                                                   4,134                      88
San Paolo IMI SpA                                        29,871                     380
Seat Pagine Gialle SpA                                   90,364                      31
Snam Rete Gas SpA                                         2,807                      14
Telecom Italia Mobile SpA                               155,271                     917
Telecom Italia SpA                                      364,710                   1,217
Telecom Italia SpA, RNC                                 225,449                     562
Tiscali SpA * (g)                                         4,956                      20
                                                                               --------
                                                                                  7,348
                                                                               --------

Japan (23.8%)
Acom Co., Ltd.                                            2,000                     126
Advantest                                                 4,800                     336
AEON Co., Ltd.                                           31,600                     506
Aiful Corp.                                               1,200                     120
Ajinomoto Co., Inc.                                      33,400                     371
Alps Electric Co., Ltd.                                  11,000                     133
Amada Co., Ltd.                                          12,000                      64
Asahi Breweries, Ltd.                                    24,600                     254
Asahi Glass Co., Ltd. (g)                                60,800                     561
Asahi Kasei Corp.                                        81,000                     346
Asatsu, Ltd.                                                800                      23
Bellsystem 24, Inc.                                         160                      41
Benesse Corp.                                             2,100                      59
Bridgestone Corp.                                        48,000                     871
Canon, Inc.                                              53,000                   2,619
Casio Computer Co., Ltd.                                 17,800                     212
Central Japan Railway Co.                                    74                     600
Chubu Electric Power Co., Inc.                           33,000                     719
Chugai Pharmaceutical Co., Ltd.                          15,900                     249
Citizen Watch Co., Ltd.                                  18,000                     169
Credit Saison Co., Ltd.                                   3,900                     125
CSK Corp.                                                 4,900                     199
Dai Nippon Printing Co., Ltd.                            27,600                     378
Daicel Chemical Industries, Ltd.                          4,000                      19
Daiichi Pharmaceutical Co., Ltd.                         13,500                     263
Daikin Kogyo Corp.                                        7,000                     171
Dainippon Ink & Chemicals, Inc.                          39,000                      88
Daito Trust Construction Co., Ltd.                        5,100                     216
Daiwa House Co., Ltd.                                    28,600                     293
Daiwa Securities Group, Ltd.                            179,000                   1,099
Denki Kagaku Kogyo Kabushiki Kaisha, Ltd                 10,000                      30
Denso Corp.                                              37,250                     893
Dentsu, Inc.                                                 24                      64
Dowa Mining Co., Ltd.                                    16,000                      97
East Japan Railway Co.                                      250                   1,315
Ebara Corp.                                              19,800                      92
Eisai Co., Ltd.                                          14,800                     427
FamilyMart Co., Ltd.                                      2,300                      62
Fanuc Co., Ltd.                                           9,600                     581
Fast Retailing Co., Ltd.                                  4,000                     255
Fuji Photo Film Co., Ltd.                                26,000                     889
Fuji Television Network                                      52                     117
Fujikura                                                  8,000                      35
Fujisawa Pharmaceutical Co.                               9,600                     251
Fujitsu, Ltd. (g)                                       113,000                     673
Furukawa Electric Co., Ltd. *                            30,800                     129
Hankyu Department Stores, Inc.                            2,000                      14
Hirose Electric Co., Ltd.                                 2,100                     209
Hitachi Chemical Co., Ltd.                                1,000                      16
Hitachi, Ltd.                                           205,000                   1,293
Hokkaido Electric Power Co., Inc.                         9,000                     167
Honda Motor Co., Ltd.                                    56,051                   2,712
Hoya Corp.                                                6,600                     679
Isetan Co., Ltd.                                         13,700                     140
Ishihara Sangyo Kaisha, Ltd.                              4,000                       8
Ishikawajima-Harima Heavy Industries                     35,000                      46
Co., Ltd. *
Ito Yokado Co., Ltd.                                     18,000                     646

Itochu Corp.                                             75,000                     323
Itochu Techno-Science Corp.                               2,200                      89
Japan Airlines System Corp. *                            41,000                     112
Japan Real Estate Investment Corp.                           17                     136
Japan Synthetic Rubber                                    9,500                     173
Japan Tobacco, Inc.                                          34                     299
JFE Holdings, Inc.                                       27,100                     728
JGC Corp.                                                 6,000                      64
Kajima Corp.                                             53,400                     202
Kaken Pharmaceutical                                      1,000                       6
Kaneka Corp.                                             19,000                     198
Kansai Electric Power Co., Inc.                          38,200                     718
Kao Corp.                                                34,000                     785
Kawasaki Heavy Industries, Ltd.                          29,000                      46
Kawasaki Kisen Kaisha, Ltd.                               2,000                      13
Keihin Electric Express Railway Co.,                     10,000                      58
Ltd.
Keio Electric Railway Co., Ltd.                           6,000                      32
Keyence Corp.                                             2,000                     451
Kikkoman Corp.                                            4,000                      35
Kinki Nippon Railway Co., Ltd.                           93,230                     297
Kirin Brewery Co., Ltd.                                  49,400                     444
Kobe Steel, Ltd.                                         17,000                      24
Kokuyo Co., Ltd.                                          1,900                      20
Komatsu, Ltd.                                            59,400                     398
Komori Corp.                                              2,000                      28
Konami Co., Ltd.                                          5,700                     129
Konica Corp.                                             28,500                     381
Kubota Corp.                                             90,000                     410
Kuraray Co., Ltd.                                        24,000                     188
Kurita Water Industries, Ltd.                             1,900                      28
Kyocera Corp.                                            10,300                     748
Kyowa Hakko Kogyo Co., Ltd.                              21,200                     149
Kyushu Electric Power Co., Inc.                          21,300                     423
Lawson, Inc.                                              2,400                      80
Mabuchi Motor Co., Ltd.                                   2,000                     149
Marubeni Corp.                                           56,800                     149
Marui Co., Ltd.                                          29,300                     368
Matsushita Electric Industrial Co., Ltd.                114,000                   1,656

Matsushita Electric Works                                 5,000                      41
Meiji Seika Co., Ltd.                                     4,000                      16
Meitec Corp.                                                900                      34
Millea Holdings, Inc.                                        98                   1,297
Minebea Co., Ltd.                                        15,000                      64
Mitsubishi Chemical Corp.                               113,000                     328
Mitsubishi Corp.                                         68,000                     752
Mitsubishi Electric Corp.                               105,800                     496
Mitsubishi Estate Co., Ltd.                             100,000                   1,058
Mitsubishi Gas Chemical Co., Inc.                         4,000                      17
Mitsubishi Heavy Industries, Ltd.                       182,000                     512
Mitsubishi Logistics Corp.                                2,000                      18
Mitsubishi Materials Corp.                                7,000                      14
Mitsubishi Rayon Co., Ltd.                               30,000                      96
Mitsubishi Tokyo Financial Group,                           294                   2,500
Inc.
Mitsui & Co., Ltd. (g)                                   69,800                     588
Mitsui Chemicals, Inc.                                   21,000                     103
Mitsui Fudosan Co., Ltd. (g)                             73,400                     780
Mitsui Mining & Smelting Co., Ltd.                       30,000                     119
Mitsui O.S.K. Lines, Ltd.                                 7,000                      42
Mitsui Sumitomo Insurance Co.                           132,230                   1,087

Mitsui Trust Holding, Inc.                               41,513                     286
Mitsukoshi, Ltd. (g)                                     39,000                     173
Mizuho Financial Group, Inc.                                458                   1,770
Murata Manufacturing Co., Ltd.                           14,700                     701
NEC Corp.                                               103,200                     573
NEC Electronics Corp.                                     3,000                     147
Net One Systems Co., Ltd.                                    34                     130
New Oji Paper Co.                                        60,400                     346
NGK Insulators, Ltd.                                     16,600                     134
NGK Spark Plug Co., Ltd.                                 12,000                     118
Nidec Corp.                                               2,900                     315
Nikko Cordial Corp,                                      66,000                     296
Nikon Corp.                                              19,000                     187
Nintendo Co., Ltd.                                        6,200                     701
Nippon Building Fund, Inc.                                   17                     143
Nippon Express Co., Ltd.                                 46,600                     225
Nippon Meat Packers, Inc.                                12,600                     157
Nippon Mining Holdings, Inc.                             12,000                      57
Nippon Oil Co., Ltd.                                     87,600                     557
Nippon Sheet Glass Co., Ltd.                             17,000                      57
Nippon Steel Corp.                                      370,800                     869
Nippon Telegraph and Telephone                              380                   1,616
Corp.
Nippon Unipac Holding                                        52                     231
Nippon Yusen Kabushiki Kaisha                            75,000                     378
Nissan Chemical Industries, Ltd.                          6,000                      49
Nissan Motors Co., Ltd. (g)                             152,100                   1,717
Nisshin Flour Milling Co., Ltd.                           4,000                      40
Nisshin Steel Co., Ltd.                                   5,000                      11
Nisshinbo Industries, Inc.                                2,000                      13
Nissin Food Products Co., Ltd.                            3,800                      93
Nitto Denko Corp.                                         9,300                     442
Nomura Research Institute, Ltd.                           1,500                     131
Nomura Securities Co., Ltd.                             114,000                   1,400
NSK, Ltd.                                                34,000                     147
NTN Corp.                                                24,000                     126
NTT Data Corp.                                               88                     242
NTT DoCoMo, Inc.                                            591                   1,044
Obayashi Corp.                                           42,000                     225
OBIC Co., Inc.                                              500                      94
Oki Electric Industry Co., Ltd. *                        38,000                     130
Olympus Optical Co., Ltd.                                 7,000                     136
Omron Corp.                                              13,700                     311
Onward Kashiyama Co., Ltd.                                4,000                      52
Oracle Corp. Japan                                        2,300                     116
Oriental Land Co., Ltd.                                   2,600                     155
Orix Corp.                                                2,300                     270
Osaka Gas Co., Ltd.                                     107,200                     311
Pioneer Electronic Corp.                                  9,101                     165
Promise Co., Ltd.                                         2,500                     159
Ricoh Co., Ltd.                                          42,000                     786
Rohm Co., Ltd.                                            6,800                     699
Sampo Japan Insurance, Inc.                              43,000                     375
Sanden Corp.                                              1,000                       7
Sankyo Co., Ltd.                                         27,500                     572
Sanyo Electric Co., Ltd.                                 90,000                     288
Secom Co., Ltd.                                           9,600                     349
Seiko Epson Corp.                                         5,900                     244
Sekisui Chemical Co., Ltd.                               12,000                      76
Sekisui House, Ltd.                                      35,600                     368
Seven-Eleven Japan Co., Ltd.                             21,000                     609
Sharp Corp.                                              46,200                     639

Shimachu Co., Ltd.                                        1,900                      44
Shimamura Co., Ltd.                                       2,100                     154
Shimano, Inc.                                             4,800                     118
Shimizu Construction                                     36,600                     156
Shin-Etsu Chemical Co.                                   19,448                     741
Shionogi & Co., Ltd.                                     18,000                     280
Shisiedo Co., Ltd.                                       22,800                     298
Showa Denko KK                                           38,000                      92
Showa Shell Sekiyu KK                                     7,000                      63
Skylark Co., Ltd.                                         5,700                      95
SMC Corp.                                                 4,000                     429
Softbank Corp. (g)                                       14,200                     644
Sony Corp.                                               42,398                   1,478
Stanley Electric Co., Ltd.                                5,700                      88
Sumitomo Bakelite Co.                                     4,000                      24
Sumitomo Chemical Co., Ltd.                              75,600                     367
Sumitomo Corp.                                           45,200                     337
Sumitomo Electric Industries                             29,400                     279
Sumitomo Heavy Industries, Ltd. *                         8,000                      23
Sumitomo Metal Industry, Ltd.                            38,000                      46
Sumitomo Metal Mining Co., Ltd.                          37,600                     254
Sumitomo Mitsui Financial Group, Inc.                       374                   2,435
(g)
Sumitomo Osaka Cement Co., Ltd.                           7,000                      15
Sumitomo Realty & Development Co.,                       35,000                     385
Ltd.
Sumitomo Trust & Banking                                 74,000                     432
Taiheiyo Cement Corp.                                     8,000                      18
Taisei Construction                                      32,000                     115
Taisho Pharmaceutical Co.                                16,800                     304
Taiyo Yuden Co., Ltd.                                     6,000                      63
Taka Shi Maya Co., Ltd.                                  22,000                     189
Takara Shuzo Co., Ltd.                                    4,000                      26
Takeda Chemical Industries, Ltd.                         50,500                   2,442
Takefuji Corp.                                            1,890                     120
Takuma Co., Ltd.                                          3,000                      22
TDK Corp.                                                 7,800                     542
Teijin, Ltd.                                             52,400                     204
Teikoku Oil Co., Ltd.                                     4,000                      22
Terumo Corp.                                             11,200                     279
The Daimaru, Inc.                                        20,000                     149
THK Co., Ltd.                                               600                      10
TIS, Inc.                                                 2,551                      86
Tobu Railway Co., Ltd.                                   29,600                     105
Toda Corp.                                                6,000                      24
Toho Co.                                                  1,600                      23
Tohoku Electric Power Co., Ltd.                          22,600                     386
Tokyo Broadcasting System, Inc.                           4,600                      74
Tokyo Electric Power Co., Inc.                           60,900                   1,380
Tokyo Electronics, Ltd.                                  10,900                     592
Tokyo Gas Co., Ltd. (g)                                 133,600                     499
Tokyu Corp.                                              50,400                     229
Tonengeneral Sekiyu K.K                                   5,000                      44
Toppan Printing Co., Ltd.                                28,600                     277
Toray Co.                                                81,100                     380
Toshiba Corp.                                           183,000                     738
Tosoh Corp.                                              30,000                     127
Tostem Corp.                                             10,000                     178
Toto, Ltd.                                               24,600                     221
Toyo Seikan Kaisha, Ltd.                                  8,000                     125
Toyobo Co., Ltd.                                          2,000                       4
Toyoda Gosei Co., Ltd.                                      500                      10

Toyota Automatic Loom Works                               2,900                      66
Toyota Motor Corp.                                      157,100                   6,130
Trend Micro, Inc.                                         6,200                     298
UJF Holdings, Inc.                                          194                     902
Uni-Charm Corp.                                           1,600                      81
Uniden Corp.                                              4,000                      87
UNY Co., Ltd.                                             5,000                      50
USS Co., Ltd.                                             3,940                     319
Wacoal Corp.                                              2,000                      23
West Japan Railway Co.                                       17                      68
World Co., Ltd.                                             850                      25
Yahoo Japan Corp. *                                          49                     222
Yahoo Japan Corp., When Issued *                             49                     213
Yakult Honsha Co., Ltd.                                   4,000                      63
Yamada Denki Co., Ltd.                                    7,700                     274
Yamaha Corp.                                              4,300                      66
Yamaha Motor Co., Ltd.                                    1,000                      15
Yamanouchi Pharmaceutical Co., Ltd.                      21,100                     776
Yamato Transport Co., Ltd.                               18,000                     243
Yamazaki Baking Co., Ltd.                                 3,000                      27
Yokogawa Electric Corp.                                  14,000                     183
                                                                               --------
                                                                                 95,742
                                                                               --------
Malaysia (0.7%)
AMMB Holdings Berhad                                     98,300                      85
Berjaya Sports Toto Berhad                               51,800                      53
Commerce Asset-Holdings Berhad                           93,800                     114
Gamuda Berhad                                            29,700                      39
Genting Berhad                                           25,000                     111
Hong Leong Bank Berhad                                   50,600                      70
IOI Corp. Berhad                                         50,000                     125
Kuala Lumpur Kepong Berhad                               26,800                      47
Magnum Corp. Berhad                                      44,000                      29
Mal Rothmans Pall Mall                                   11,100                     133
Malakoff Berhad                                          42,000                      74
Malayan Banking Berhad                                  119,000                     345
Malaysian International Shipping Corp.                   37,700                     134
Berhad
Maxis Communications Berhad                              50,000                     113
Nestle Berhad                                             8,000                      48
O.Y.L. Industries Berhad                                  5,400                      55
Petronas Gas Berhad                                      10,000                      18
PLUS Expressways Berhad                                 114,400                      77
Proton Holdings Berhad                                   18,000                      40
Public Bank Berhad                                       70,000                     128
Resorts World Berhad                                     33,700                      85
RHB Capital Berhad                                       93,000                      51
Sime Darby Berhad                                        96,800                     145
SP Setia Berhad                                          53,200                      53
Tanjong PLC                                              17,900                      61
Telekom Malaysia Berhad                                  59,000                     179
Tenaga Nasional Berhad                                   61,500                     179
YTL Corporation Berhad                                   58,000                      70
                                                                               --------
                                                                                  2,661
                                                                               --------
Netherlands (4.0%)
ABN AMRO Holding NV                                      79,277                   1,901
Aegon NV                                                 57,287                     629
Akzo NV                                                  11,287                     426
ASML Holding NV *                                        20,930                     299
DSM NV                                                    2,500                     136
Elsevier NV                                              27,950                     369
Hagemeyer NV *                                            2,132                       4

Heineken NV                                               9,583                     302
ING Groep NV                                             80,828                   2,144
Koninklijke KNP NV                                       81,289                     652
Oce NV                                                    3,666                      51
Philips Electronics NV                                   59,147                   1,403
Royal Dutch Petroleum                                    97,265                   5,297
TNT Post Groep NV                                        14,302                     346
Unilever NV                                              23,524                   1,372
Vedior NV                                                 4,797                      71
VNU NV                                                   11,300                     309
Wolters Kluwer NV CVA                                    13,628                     249
                                                                               --------
                                                                                 15,960
                                                                               --------
New Zealand (0.0%)
Auckland International Airport, Ltd.                      1,787                       9
Carter Holt Harvey, Ltd.                                  5,862                       9
Contact Energy, Ltd.                                      2,639                      11
Fisher & Paykel Appliances Holdings,                      1,810                       5
Ltd.
Fisher & Paykel Industries, Ltd.                          2,095                       4
Fletcher Building, Ltd.                                   2,432                       9
Sky City Entertainment Group, Ltd.                        2,451                       8
Telecom Corp. of New Zealand, Ltd.                       12,253                      48
The Warehouse Group, Ltd.                                 1,226                       3
                                                                               --------
                                                                                    106
                                                                               --------
Norway (0.3%)
DnB Holding  ASA                                         13,396                     114
Norsk Hydro ASA                                           6,142                     454
Norske Skogindustrier AG                                  4,400                      80
Orkla SA                                                  8,000                     228
Schibsted ASA                                             1,250                      27
Statoil ASA                                              11,500                     167
Storebrand ASA                                            1,300                      10
Tandberg ASA                                                800                       8
Telenor ASA                                              12,900                     102
Tomra Systems ASA                                         2,135                       9
Yara International ASA *                                  6,142                      66
                                                                               --------
                                                                                  1,265
                                                                               --------
Portugal (0.2%)
Banco Commercial                                         88,339                     209
BPI-SGPS SA                                               2,389                       9
Brisa Auto-Estradas                                       6,482                      53
Electricidade de Portugal SA (g)                         36,526                     108
Portugal Telecom SA                                      34,562                     391
PT Multimedia-Servicos de                                   687                      16
Telecomunicacoes e Multimedia, SGPS,
SA
Sonae, SGPS SA                                           25,407                      31
                                                                               --------
                                                                                    817
                                                                               --------
Russia (0.4%)
Lukoil ADR                                                5,900                     734
MMC Norilsk Nickel                                        3,700                     231
Oao Gazprom ADR                                           3,598                     135
RAO Unified Energy Systems                                4,100                     129
Rostelecom ADR                                            6,600                      93
Surgutneftegaz ADR                                        4,600                     182
Tatneft ADR                                               3,300                     112
Yukos ADR *                                               6,120                     102
                                                                               --------
                                                                                  1,718
                                                                               --------
Singapore (1.4%)
Ascendas Real Estate Investment Trust                    59,000                      56

Capitaland, Ltd. (g)                                     96,000                     107
CapitaMall Trust                                         53,300                      54
Chartered Semiconductor Manufacturing,                  105,000                      64
 Ltd. * (g)
City Developments, Ltd.                                  56,370                     213
ComfortDelGro Corp., Ltd.                               168,333                     145
Creative Technology, Ltd.                                 5,355                      61
DBS Group Holdings, Ltd.                                 94,945                     890
Fraser & Neave, Ltd.                                     14,000                     115
Keppel Corp., Ltd.                                       49,000                     236
Neptune Orient Lines, Ltd.                               92,000                     164
Oversea-Chinese Banking Corp., Ltd.                      82,745                     687
Overseas Union Enterprises                                3,735                      16
Sembcorp Industries, Ltd.                                82,303                      76
Singapore Airlines, Ltd. (g)                             47,000                     302
Singapore Exchange, Ltd.                                100,911                     107
Singapore Post, Ltd.                                    157,000                      76
Singapore Press Holdings, Ltd.                          140,743                     398
Singapore Technology Engineering,                       120,760                     151
Ltd.
Singapore Telecommunications, Ltd.                      458,503                     667
United Overseas Bank, Ltd.                              102,720                     834
United Overseas Land, Ltd.                               41,704                      57
Venture Manufacturing, Ltd.                              20,445                     194
                                                                               --------
                                                                                  5,670
                                                                               --------
Spain (4.0%)
Abertis Infraestructuras (g)                              8,466                     159
Acerinox, SA                                             12,776                     178
Actividades de Construccion y Servicios,                 17,568                     342
 SA
Altadis SA                                               16,916                     622
Amadeus Global Travel Distribution                       15,263                     126
SA
Antena 3 Television SA *                                    818                      53
Banco Bilbao Vizcaya-Argentari (g)                      123,356                   1,939
Banco Popular Espanol SA                                  6,918                     394
Banco Santander Central Hispano SA                      172,706                   1,933
(g)
Endesa SA                                                55,709                   1,133
Gas Natural SDG SA (g)                                   32,444                     885
General De Aguas De Barcelona SA                          3,730                      66
Grupo Ferrovial SA                                        3,589                     159
Iberdrola SA                                             54,070                   1,187
Indra Sistemas SA                                         3,081                      46
Industria de Diseno Textil SA                             6,289                     160
Repsol SA (g)                                            45,367                     986
Telefonica SA                                           339,812                   5,622
Union Electric Penosa SA                                  3,967                      97
Vallehermoso SA                                           4,713                      73
                                                                               --------
                                                                                 16,160
                                                                               --------
Sweden (2.2%)
Alfa Laval AB                                               700                      10
Assa Abloy AB, Series B                                  14,650                     198
Atlas Copco AB, Series A                                  3,764                     157
Atlas Copco AB, Series B                                  1,000                      38
Billerud                                                  3,250                      50
Electrolux AB, Series B                                  19,700                     366
Eniro AB                                                  7,200                      61
Ericsson LM, Series B * (g)                             623,737                   1,816
Gambro AB, Series A                                         900                      11
Hennes & Mauritz AB, Series B                            18,450                     539

Holmen AB                                                 2,900                      90
Modern Times Group MTG AB *                               2,150                      48
Nordic Baltic                                           124,322                   1,077
Sandvik AB                                                9,188                     345
Securitas AB, Series B                                   24,100                     331
Shanska AB, Series B                                     36,117                     394
Skandia Forsakrings AB                                   16,831                      63
Skandiaviska Enskil                                      21,620                     361
SKF AB, Series B                                          5,750                     224
Svenska Cellulosa AB, Series B                           10,000                     373
Svenska Handelsbanken, Series A                          34,902                     757
Svenskt Stal AB, Series A                                 4,300                      85
Swedish Match AB                                         18,900                     209
Tele2 AB                                                  3,475                     116
Telia                                                    98,526                     529
Volvo AB, Series A                                        3,233                     119
Volvo AB, Series B                                        8,310                     315
WM-Data AB                                                7,800                      15
                                                                               --------
                                                                                  8,697
                                                                               --------
Switzerland (3.5%)
Abb, Ltd. *                                              24,095                     140
Adecco SA, Registered                                     3,341                     161
Ciba Specialty Chemicals AG                               1,512                     104
Clariant AG                                               2,976                      40
Compagnie Finaciere Richemont AG                          7,112                     202
Credit Suisse Group                                      31,596                   1,084
Geberit AG                                                   69                      45
Givaudan                                                    225                     141
Holcim                                                    3,457                     185
Kudelski SA *                                               294                       9
Logitech International SA *                               1,090                      57
Lonza Group AG                                            1,056                      52
Nestle                                                    7,483                   1,775
Novartis AG, Registered                                  80,439                   3,848
Roche Holdings AG, Genusscheine                          23,657                   2,425
Schindler Holding AG                                        137                      44
Serono SA                                                   373                     233
Societe Generale de Surveillance                            208                     133
Holdings SA
Sulzer AG, Registered                                        63                      21
Swiss Reinsurance                                         2,967                     183
Swisscom AG                                                 616                     222
Syngenta                                                  2,381                     228
The Swatch Group AG                                         653                      18
The Swatch Group AG, Series B                               681                      92
UBS AG                                                   32,021                   2,314
Valora Holdings, AG, Registered                              56                      13
Zurich Financial Services                                 2,049                     292
                                                                               --------
                                                                                 14,061
                                                                               --------
Thailand (0.8%)
Advanced Info Service Public Co., Ltd.                  174,300                     397
Bangkok Bank Public Co., Ltd. *                          68,900                     157
Bangkok Bank Public Co., Ltd.,                          132,600                     310
Foreign Registered Shares *
BEC World Public Co., Ltd.                              175,200                      67
Charoen Pokphand Foods Public Co.,                      436,829                      37
Ltd.
Delta Electronics Public Co., Ltd.                       62,000                      26
Electricty Generating Public Co., Ltd.                   33,548                      54
Hana Microelectronics Public Co., Ltd.                   37,410                      17

Kasikornbank Public Co., Ltd., Foreign                  277,357                     318
Registered Shares *
Land and Houses Public Co., Ltd.                        341,554                      75
Land and Houses Public Co., Ltd.,                       255,315                      62
Foreign Registered Shares
National Finance Public Co., Ltd.                       125,300                      36
PTT Exploration & Production Co.,                        20,158                     156
Ltd.
PTT Public Co., Ltd.                                    145,300                     602
Sahaviriya Steel Industries Public Co.,                  82,600                      53
Ltd. *
Shin Corp. Public Co., Ltd.                             225,900                     199
Siam Cement Public Co., Ltd.                             33,277                     186
Siam Cement Public Co., Ltd., Foreign                    60,100                     375
Registered Shares
Siam City Cement Public Co., Ltd.,                       19,600                      97
Foreign Registered Shares
Siam Commercial Bank Public Co.,                         98,300                     103
Ltd., Foreign Registered Shares
TISCO Finance Public Co., Ltd.,                          75,200                      41
Foreign Registered Shares                                                      --------
                                                                                  3,368
                                                                               --------
Total Foreign Stocks                                                            338,823
                                                                               --------

Rights (0.0%)
France (0.0%)
Thomson Multimedia SA                                    12,428                      --#
                                                                               --------
Hong Kong (0.0%)
Hutchison Whampoa, Ltd. *                                   760                      --#
                                                                               --------
Total Rights                                                                          0
                                                                               --------

Preferred Stocks (0.7%)
Brazil (0.6%)
Banco Bradesco SA                                         4,000                     241
Brasil Telecom Participacoes SA                      13,208,000                      81
Caemi Mineracao e Metalurgica SA *                       93,000                      56
Companhia de Bebidas das Americas                       967,000                     240
Companhia Energetica de Minas Gerais                  5,531,000                     128

Companhia Siderurgica de Tubarao                        808,000                      33
Embratel Participacoes SA                            11,807,000                      21
Empresa Brasileira de Aeronautica SA                     19,000                     126
Gerdau SA                                                 8,000                     118
Klabin SA                                                34,000                      56
Petroleo Brasileiro SA                                   31,000                   1,012
Sadia SA                                                 27,000                      49
Tele Centro Oeste Celular Participacoes              13,534,566                      42
SA
Telesp Celular Participacoes SA *                    23,754,000                      57
Votorantim Celulose e Papel SA                          921,000                      64
                                                                               --------
                                                                                  2,324
                                                                               --------
Germany (0.0%)
Volkswagen AG                                             1,041                      33
                                                                               --------
Russia (0.1%)
Surgutneftegaz ADR                                        6,500                     342
                                                                               --------
Thailand (0.0%)
Siam Commercial Bank Public Co.,                         46,641                      51
Ltd.                                                                           --------
Total Preferred Stocks                                                            2,750


Investment Companies (3.4%)
United States (3.4%)
Excelsior Pacific Asia Fund                                  33                      -#
Franklin Mutual European Fund                            72,960                   1,345
Invesco Gold and Precision Metals                            59                      -#
Fund
iShares MSCI Emerging Markets Index                       5,300                     940
Fund (g)
iShares MSCI Germany Index Fund (g)                     132,400                   2,183

iShares MSCI Hong Kong Index Fund                       398,500                   4,436
(g)
iShares MSCI Switzerland Index Fund                      20,800                     321
(g)
Matthews China Fund                                      55,918                     787
Matthews Pacific Tiger Fund                              80,040                   1,134
Oakmark International Fund                               30,250                     592
Oakmark International Small Cap Fund                     54,067                   1,019

Scudder Latin America Fund                               14,934                     412
T. Rowe Price Japan Fund *                               15,453                     122
Vanguard International Growth Fund                       14,470                     250
Vanguard International Value Fund                         9,181                     261
                                                                               --------
Total Investment Companies                                                       13,802
                                                                               --------

Repurchase Agreements (6.9%)
United States (6.9%)
UBS Investment Bank, 1.78%,                          $   27,518                  27,518
                                                                               --------
11/1/04 (Proceeds at maturity $27,522,
Collateralized by a U.S. Treasury
security)
Total Repurchase Agreements                                                      27,518

Short Term Securities Held as Collateral
  for Securities Lending (7.1%)
Pool of various securities for Fifth Third               28,620                  28,620
                                                                               --------
Funds
Total Short Term Securities Held as
  Collateral for Securities Lending                                              28,620
                                                                               --------

Total (Cost $422,868) (a) - 102.6%                                             $411,513
                                                                               ========

----------
Percentages indicated are based on net assets of $400,986.
See notes to schedules of portfolio investments.

Fifth Third Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                              Shares or Principal Amount         Value
                                              --------------------------         -----
Commercial Paper (9.1%)
American International Group, 1.80%,                  $   10,000                $  9,990
11/18/04 **(f)
Dupont (E.I.) Denemours, 1.79%,                            4,240                   4,236
11/18/04 **(f)
Royal Bank of Scotland, 1.76%,                             8,955                   8,947
11/15/04 **(f)
UBS Finance, Inc., 1.80%, 11/15/04                         3,005                   3,003
**(f)                                                                           --------

Total Commercial Paper                                                            26,176
                                                                                --------

Corporate Bonds (61.2%)
AIG Sunamerica Global Finance, 6.90%,                        955                   1,122
 3/15/32 (g)
Alliant Master Trust, Series 2000-1A,                      4,000                   4,001
Class A, 2.30%, 6/20/06 (d)(e)
American Electric Power, 5.38%,                            1,435                   1,520
3/15/10
AOL Time Warner, Inc., 7.70%,                                480                     575
5/1/32
Bank of Montreal-Chicago, 7.80%,                           2,750                   3,029
4/1/07
Bear Stearns Asset Backed Securities,                      3,703                   3,703
Inc., Series 2004-HE3, Class 1A1, 2.10%,
 5/25/31 (d)
Bear Stearns Commercial Mortgage                           3,150                   3,424
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Bear Stearns Commercial Mortgage                           2,000                   2,081
Securities, Inc., Series 2004-T14, Class
A4, 5.20%, 1/12/41
Chase Manhattan, 6.38%, 4/1/08                                85                      93
Citibank Credit Card Issuance Trust,                       2,000                   2,206
6.88%, 11/16/09
Citigroup, Inc., 6.50%, 2/7/06                               175                     183
Comcast Cable, 7.13%, 6/15/13                              1,750                   2,009
Countrywide Home Loans, Inc., 5.63%,                         740                     780
5/15/07 (g)
Cox Communications, Inc., 5.50%,                             800                     793
10/1/15
Credit Suisse First Boston Mortgage                        1,322                   1,341
Securites Corp., Series 1997-C2, Class
A2, 6.52%, 1/17/35
Devon Energy Corp., 7.95%, 4/15/32                           700                     893
Devon Financing Corp., 6.88%,                                995                   1,139
9/30/11
Equity One ABS, Inc., Series 2004-1,                       4,000                   3,979
Class AF4, 4.15%, 4/25/34 (d)
First Franklin Mortgage Loan, 2.47%,                       2,070                   2,070
7/25/33 (d)

Firstenergy Corp., 6.45%, 11/15/11                         1,070                   1,172
Fleet/Norstar Group, 8.63%, 1/15/07                        2,000                   2,237
Ford Motor Co., 7.45%, 7/16/31 (g)                           720                     701
France Telecom, 9.50%, 3/1/31                                650                     878
Gazprom International, 7.20%, 2/1/20                       1,000                   1,050
(e)
General Electric Capital Corp., 6.75%,                     1,055                   1,230
3/15/32
General Motors, 7.20%, 1/15/11 (g)                            85                      90
General Motors, 8.38%, 7/15/33                               655                     681
General Motors Acceptance Corp.,                           3,000                   3,114
6.13%, 9/15/06
General Motors Acceptance Corp.,                           1,210                   1,260
6.88%, 9/15/11
General Motors Acceptance Corp.,                           8,000                   8,000
Mortgage Corp. Loan Trust, 2.13%,
2/25/35
Greenwich Capital Commercial Funding                       4,000                   4,136
Corp., Series 2002-C1, Class A4, 4.95%,
1/11/35
Greenwich Capital Commercial Funding                       2,000                   2,073
Corp., Series 2004-GG1, Class A5,
4.88%, 6/10/36
GS Mortgage Securities Corp. II, Series                    5,173                   5,159
2004-C1, Class A1, 3.66%, 10/10/28
GS Mortgage Securities Corp. II, Series                    4,900                   5,054
2004-GG2, Class A3, 4.60%, 8/1/38
Harley-Davidson Motorcycle Trust,                            427                     427
Series 2004-2, Class B, 2.96%, 2/15/12
Household Finance Corp., 6.50%,                              170                     188
11/15/08
IBM Corp., 4.75%, 11/29/12                                   645                     659
JP Morgan Chase Commercial                                   865                     909
Mortgage, 5.25%, 7/12/37
JP Morgan Chase Commercial Mortgage                        2,128                   2,249
 Securities, Series 200-CIBC, Class A2,
6.00%, 3/15/33
JP Morgan Mortgage Trust, Series                           5,000                   5,063
2004-A5, Class 4A2, 4.85%, 12/25/34
Kinder Morgan Energy Partners, 5.00%,                      1,010                   1,018
12/15/13 (g)
Lehman Brothers Holdings, 8.25%,                             170                     191
6/15/07
Lehman Brothers Holdings, 3.50%,                              85                      85
8/7/08
MBNA Master Credit Card Trust,                             5,000                   5,977
7.80%, 10/15/12
Midland Bank PLC, 7.63%, 6/15/06                           2,000                   2,168
Morgan Stanley Capital I, 5.11%,                           3,200                   3,301
6/15/40
Morgan Stanley Capital I, Series                           3,300                   3,451
2004-IQ7, Class A2, 5.02%, 6/15/38
Morgan Stanley Dean Witter Capital I,                      5,200                   5,296
4.74%, 11/13/36
Morgan Stanley Mortgage Loan Trust,                        3,386                   3,483
5.00%, 8/25/19
Motorola, Inc., 6.50%, 11/15/28                              805                     848
National City Bank, 7.25%, 7/15/10                         3,000                   3,547
National Rural Utilities, 7.25%, 3/1/12                      125                     145

Navistar Financial Corp. Owner Trust,                        425                     423
1.73%, 2/15/07
Navistar Financial Corp. Owner Trust,                      8,200                   8,204
2.07%, 4/15/08 (d)
Navistar Financial Corp. Owner Trust,                      1,972                   1,946
Series 2004-A, Class B, 2.46%, 3/15/11
NCNB Corp., 10.20%, 7/15/15                                5,000                   6,949
Norfolk Southern, 9.00%, 3/1/21                              130                     174
Oncor Electric Delivery, 7.00%, 5/1/32                       480                     559

Pemex Master Trust, 6.13%, 8/15/08                           825                     875
Republic New York Corp., 7.00%,                            2,000                   2,275
3/22/11
Residential Accredit Loans, Inc., 2.20%,                   4,174                   4,162
 3/25/34 (d)
Residential Asset Securities Corp.,                        2,000                   2,000
2.17%, 3/25/34 (d)
Science Applications International Co.,                    2,105                   1,999
5.50%, 7/1/33
SLM Corp., 5.00%, 4/15/15                                    175                     175
Sprint Capital Corp., 7.63%, 1/30/11                       1,455                   1,702
Swiss Bank Corp. - New York, 7.38%,                        2,000                   2,432
7/15/15
Thornburg Mortgage Securities Trust,                       5,200                   5,200
Series 2004-2, Class A3, 2.21%,
6/25/44
Trans-Canada Pipeline, 5.60%,                                750                     745
3/31/34
Travelers Property Casualty Corp.,                            85                     102
7.75%, 4/15/26
Truck Retail Installment Paper Corp.,                      6,950                   6,957
2.21%, 5/15/13 (d)
UBS Preferred Funding Trust I, 8.62%,                        925                   1,135
10/29/49
United Mexican States, 4.63%,                              2,460                   2,502
10/8/08
US Bank NA, 6.30%, 2/4/14                                    345                     388
Valero Energy Corp., 7.50%, 4/15/32                          750                     897
Verizon Florida, Inc., 6.13%, 1/15/13                      1,975                   2,132
Wachovia Corp., 3.50%, 8/15/08                               170                     170
Washington Mutual, 4.24%, 6/25/34                          2,287                   2,286
Washington Mutual Bank, 4.10%,                             5,862                   5,898
9/25/33
Wisconsin Energy Corp., 5.50%,                               610                     652
12/1/08
YUM! Brands Inc., 7.70%, 7/1/12                            1,250                   1,493
                                                                                --------
Total Corporate Bonds                                                            175,213
                                                                                --------

Municipal Bonds (0.8%)
California (0.8%)
San Bernardino County, Financing                           2,000                   2,283
                                                                                --------
Authority Pension Obligation Revenue,
6.99%, 8/1/10
Total Municipal Bonds                                                              2,283
                                                                                --------

U.S. Government Agencies (50.8%)
Fannie Mae (32.9%)
6.05%, 12/1/08                                             2,914                   3,143

4.38%, 3/15/13                                               350                     352
4.25%, 10/25/16                                            5,843                   5,860
6.00%, 2/1/17                                                165                     174
6.00%, 5/1/17                                                364                     382
6.00%, 6/1/17                                                221                     233
6.00%, 6/1/17                                                330                     347
6.50%, 6/1/17                                                474                     503
6.50%, 8/1/17                                                365                     387
5.50%, 12/1/17                                             3,694                   3,832
5.50%, 1/1/18                                                210                     218
5.50%, 1/1/18                                                 20                      21
5.50%, 1/1/18                                              1,078                   1,118
5.50%, 2/1/18                                                 14                      15
5.50%, 2/1/18                                                 96                     100
4.50%, 5/1/18 TBA                                         14,550                  14,606
6.00%, 5/1/18                                              1,985                   2,084
5.00%, 6/1/18                                              1,369                   1,399
5.00%, 7/1/18 TBA                                          5,200                   5,314
4.00%, 12/25/20                                            5,000                   5,088
4.00%, 2/25/21                                             5,339                   5,397
7.50%, 6/1/28                                                383                     413
6.50%, 8/1/28                                                220                     231
6.50%, 6/1/29                                                252                     265
6.50%, 4/1/32                                                513                     540
6.50%, 6/1/32                                              1,782                   1,877
7.00%, 6/1/32                                                636                     678
6.50%, 7/1/32                                                792                     834
6.50%, 7/1/32                                                999                   1,052
7.50%, 12/1/32                                               563                     604
6.00%, 1/1/33                                                738                     767
6.00%, 1/1/33 TBA                                          3,000                   3,115
6.50%, 3/1/33                                                424                     446
5.00%, 5/1/33 TBA                                         19,000                  18,955
5.50%, 5/1/33 TBA                                          9,500                   9,687
6.00%, 2/1/34                                                992                   1,030
6.00%, 2/1/34                                              1,037                   1,077
7.00%, 9/1/34                                              1,798                   1,910
                                                                                --------
                                                                                  94,054
                                                                                --------
Federal Home Loan Bank (1.8%)
4.06%, 8/25/09                                             4,896                   4,932
5.75%, 5/15/12                                               200                     221
4.50%, 9/16/13                                                50                      51
                                                                                --------
                                                                                   5,204
                                                                                --------
Freddie Mac (13.9%)
5.50%, 1/1/18                                                 78                      81
6.50%, 1/1/29                                              2,914                   3,070
6.75%, 3/15/31                                             2,900                   3,513
7.00%, 1/1/32                                                278                     297
6.50%, 7/1/32                                                571                     601
6.25%, 7/15/32 (g)                                         3,500                   4,012
7.00%, 8/1/32                                              1,154                   1,226
6.50%, 9/1/32                                                217                     228
6.50%, 1/20/33                                             1,956                   2,064
5.50%, 2/1/33 TBA                                         13,900                  14,174
6.00%, 9/1/33                                              1,058                   1,097
4.50%, 6/1/34                                              1,055                   1,025
4.50%, 9/1/34                                              1,223                   1,189
6.00%, 10/1/34                                             7,000                   7,256
                                                                                --------
                                                                                  39,833
                                                                                --------
Government National Mortgage Association (2.2%)
6.50%, 3/15/28                                               352                     374

6.50%, 9/15/28                                               368                     391
6.50%, 10/15/28                                              444                     471
5.50%, 10/1/33 TBA                                         5,000                   5,124
                                                                                --------
                                                                                   6,360
                                                                                --------
Total U.S. Government Agencies                                                   145,451
                                                                                --------

U.S. Treasury Obligations (1.3%)
U.S. Treasury Bonds (1.3%)
5.45%, 5/15/17 **                                          5,800                   3,244
6.13%, 8/15/29                                                85                     100
5.38%, 2/15/31 (g)                                           220                     239
                                                                                --------
                                                                                   3,583
                                                                                --------
Total U.S. Treasury Obligations                                                    3,583
                                                                                --------

Money Markets (1.0%)
Dreyfus Cash Management Money                                100                      --#
Market Fund
Federated Prime Value Obligations                      2,752,834                   2,753
                                                                                --------
Money Market Fund
Total Money Markets                                                                2,753
                                                                                --------

Short-Term Securities Held as Collateral
  for Securities Lending (2.6%)
Pool of various securities for Fifth Third            $    7,557                   7,557
                                                                                --------
Funds
Total Short-Term Securities Held as
  Collateral for Securities Lending                                                7,557
                                                                                --------

Total (Cost $355,208) (a) - 126.8%                                              $363,016
                                                                                ========

------------

Percentages indicated are based on net assets of $286,379.
See notes to schedules of portfolio investments.

Fifth Third Intermediate Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                              Shares or Principal Amount        Value
                                              --------------------------        -----
Corporate Bonds (67.6%)
ABN AMRO Bank NV, 7.13%,                             $    7,300                $  8,021
6/18/07
American Electric Power, 5.38%,                           3,000                   3,177
3/15/10
Anthem, Inc., 3.50%, 9/1/07                               2,375                   2,359
AT & T Broadband Corp., 8.38%,                            1,750                   2,147
3/15/13
Bank of America Corp., 7.40%, 1/15/11                     2,000                   2,343
(g)
Bank of Montreal-Chicago, 7.80%,                          6,000                   6,610
4/1/07
BB&T Corp., 7.25%, 6/15/07                                6,000                   6,588
Bear Stearns Co., Inc., 5.70%, 1/15/07                    3,000                   3,169
Bear Stearns Commercial Mortgage                          2,685                   2,918
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Bear Stearns Commercial Mortgage                          2,000                   2,064
Securities, Inc., Series 2004-T14, Class
A3, 4.80%, 1/12/41
Bond Securitization Asset-Backed                            341                     342
Certificate, Series 2003-1, Class A1,
2.33%, 10/25/34 (d)
Chase Funding Mortgage Loan                               5,070                   5,105
Asset-Backed, Series 2004-2, Class 1A3,
4.21%, 9/25/26
Chevron Phillips Chemical Co., 5.38%,                     6,015                   6,304
6/15/07
CIT Group, Inc., 5.13%, 9/30/14                           2,000                   2,013
Citicorp Mortgage Securites, Inc., Series                 2,720                   2,770
 2003-5, Class 2A2, 5.00%, 4/25/18

Citigroup, Inc., 5.00%, 3/6/07                            3,500                   3,652
Citigroup, Inc., Series 144A, 5.00%,                     10,624                  10,779
9/15/14 (e)
Commerce Group, Inc., 5.95%,                              1,000                   1,037
12/9/13
Commercial Mortgage Pass-Through                          2,500                   2,616
Certificate, Series 2004-LB3AC, Class B,
5.28%, 7/10/37
Commercial Mortgage Pass-Through                          3,700                   3,718
Certificate, Series 2004-LB4A, Class A5,
4.84%, 10/15/37 (d)
Commericial Mortgage Acceptance                           5,550                   6,134
Corp., Series 1998-C2, Class D, 6.72%,
9/15/30
Conoco Funding Co., 6.35%,                                3,000                   3,369
10/15/11
Countrywide Home Loan, 2.28%, 6/2/06                      5,000                   5,021
 (d)
Countrywide Home Loan, 4.00%,                             2,325                   2,265
3/22/11

Cox Communications, Inc., 7.75%,                          1,550                   1,779
11/1/10
Credit Suisse First Boston, 6.50%,                        5,000                   5,602
1/15/12
Credit Suisse First Boston Mortgage                       1,173                   1,191
Securites Corp., Series 1997-C2, Class
A2, 6.52%, 1/17/35
Credit Suisse First Boston Mortgage                         116                     112
Securities Corp., Series 2003-17, Class
2A5, 2.30%, 6/25/18
DaimlerChrysler, 2.75%, 9/26/05 (d)                       5,000                   5,025
Deutsche Mortgage Securities, Inc.,                       1,500                   1,488
Series 2004-2, Class A3, 3.78%,
1/25/34
Devon Financing Corp., 6.88%,                             1,500                   1,718
9/30/11
Duke Capital LLC, 4.37%, 3/1/09 (g)                       2,000                   2,028
Duke Energy Corp., 6.25%, 1/15/12                         2,000                   2,194
Fedex Corp., 7.25%, 2/15/11                               2,000                   2,300
First Franklin Mortgage Loan, 2.47%,                      2,587                   2,587
7/25/33 (d)
Firstenergy Corp., 6.45%, 11/15/11                        3,000                   3,287
Fleet Financial Group, 7.38%, 12/1/09                     5,000                   5,768
FMR Corp., 4.75%, 3/1/13 (e)                              3,500                   3,529
Ford Motor Credit Co., 2.31%, 4/28/05                     5,000                   4,994
(d)
Ford Motor Credit Co., 7.00%, 10/1/13                     3,270                   3,453
(g)
Gazprom International, 7.20%, 2/1/20                      2,000                   2,100
(e)
General Electric Capital Corp., 5.88%,                    6,000                   6,547
2/15/12 (g)
General Electric Capital Corp., 4.75%,                    5,000                   5,015
9/15/14 (g)
General Motors, 7.13%, 7/15/13 (g)                          865                     897
General Motors Acceptance Corp.,                          5,000                   4,991
2.60%, 5/18/06 (d)
General Motors Acceptance Corp.,                         10,000                   9,968
2.97%, 1/16/07 (d)
General Motors Acceptance Corp.,                          1,500                   1,572
7.00%, 2/1/12
General Motors Nova Financial, 6.85%,                     4,100                   4,348
10/15/08
Goldman Sachs Group, Inc., 5.00%,                         3,350                   3,349
10/1/14
Greenwich Capital Commercial Funding                      2,500                   2,592
Corp., Series 2004-GG1, Class A5,
4.88%, 6/10/36
GSR Mortgage Loan Trust, Series                           3,980                   4,072
2004-2F, Class 14A1, 5.50%, 9/25/19
GTE California, Inc., 6.70%, 9/1/09                       3,000                   3,345
Guidant Corp., 6.15%, 2/15/06                             2,250                   2,337
Harborview Mortgage Loan Trust, Series                    3,980                   3,951
 2004-5, Class 2A6, 4.07%, 6/19/34

Harley-Davidson Motorcycle Trust,                         2,421                   2,422
Series 2004-2, Class B, 2.96%, 2/15/12
Harley-Davidson Motorcycle Trust,                         2,510                   2,507
Series 2004-3, Class A2, 3.20%,
5/15/12

Heller Financial, 6.85%, 5/15/31                          5,000                   5,563
Hertz Corp., 4.70%, 10/2/06                               3,140                   3,192
HSBC Bank USA, 4.63%, 4/1/14                              3,700                   3,655
Hyundai Auto Receivables Trust,                           2,000                   1,994
3.02%, 10/15/10
Hyundai Auto Receivables Trust, Series                    3,000                   3,007
2004-A, Class A4, 3.54%, 8/15/11
Indymac Home Equity Loan, Series                          1,395                   1,420
2002-B, Class B1, 4.52%, 10/25/33
International Lease Finance Corp.,                        3,700                   3,680
3.13%, 5/3/07
International Paper Co., 5.50%,                           1,500                   1,548
1/15/14
JP Morgan Chase & Co., 5.13%,                             2,000                   2,032
9/15/14 (g)
JP Morgan Chase Commercial                                5,000                   5,255
Mortgage, 5.26%, 7/12/37
JP Morgan Chase Commercial Mortgage                       9,500                   9,743
 Securities Corp., Series 2003-LN1, Class
 A2, 4.92%, 10/15/37
JP Morgan Chase Commercial Mortgage                       5,040                   5,197
 Securities Corp., Series 2004-LN2, Class
 A2, 5.12%, 7/15/41
JP Morgan Chase Commercial                                2,465                   2,499
Mortgage, Series 2001-CIB3, Class A1,
4.47%, 11/15/35
JP Morgan Commercial Mortgage                             5,045                   5,232
Securities Corp., Series 2002-C3, Class
A2, 4.99%, 7/12/35
JP Morgan Mortgage Trust, Series                          3,720                   3,767
2004-A5, Class 4A2, 4.85%, 12/25/34
Key Bank N.A., 5.80%, 7/1/14                              2,000                   2,135
Kinder Morgan Energy Partners, 5.00%,                     1,500                   1,511
12/15/13 (g)
Korea Development Bank, 3.88%,                            2,500                   2,500
3/2/09
Korea Electric Power, 4.25%, 9/12/07                      1,000                   1,023
Kroger Co., 5.50%, 2/1/13                                 1,425                   1,490
Lehman Brothers Holdings, 8.25%,                          3,600                   4,054
6/15/07
Lehman Brothers TRAINS, 6.50%,                           15,120                  16,077
8/15/08 (d)(e)
Lehman Brothers, Inc., 6.63%, 2/15/08                     3,850                   4,217

MBNA Master Credit Card Trust,                            3,000                   3,586
7.80%, 10/15/12
Mellon Financial Corp., 7.38%,                            5,000                   5,488
5/15/07
Merrill Lynch & Co., 5.36%, 2/1/07                        2,000                   2,098
Merrill Lynch & Co., 5.45%, 7/15/14                       1,500                   1,567
Miller Brewing Co., 5.50%, 8/15/13                        1,000                   1,050
(e)(g)
Monsanto Co., 7.38%, 8/15/12                              1,000                   1,178
Morgan Stanley, 4.75%, 4/1/14                             3,500                   3,429
Morgan Stanley Capital I, Series                          3,000                   3,137
2004-IQ7, Class A2, 5.02%, 6/15/38
National City Bank, 6.25%, 3/15/11                        5,000                   5,500
(g)

Nationslink Funding Corp., Series                         5,500                   6,004
1998-2, Class A2, 6.48%, 8/20/30
Navistar Financial Corp. Owner Trust,                     5,000                   4,996
Series 2003-B, Class A4, 3.25%,
10/15/10
NCNB Corp., 9.38%, 9/15/09                                5,000                   6,194
Nisource Finance Corp., 3.20%, 11/1/06                    1,000                     999
 (g)
Pemex Project Funding Master Trust,                       2,000                   2,216
7.38%, 12/15/14
Pepco Holdings, Inc., 2.51%, 11/15/04                     5,000                   4,998
(d)
Pepco Holdings, Inc., 6.45%, 8/15/12                      1,000                   1,103
PHH Corp., 7.13%, 3/1/13                                  1,000                   1,137
PNC Mortgage Acceptance Corp.,                            5,000                   5,732
7.33%, 12/10/32
PPG Industries, Inc., 6.50%, 11/1/07                      2,000                   2,184
PPL Electric Utilities, 5.88%, 8/15/07                    2,000                   2,131
Private Export Funding, 7.65%,                            7,500                   8,061
5/15/06
Providian Gateway Master Trust, Series                    1,825                   1,824
2004-DA, Class B, 3.55%, 9/15/11
Prudential Securities Secured Financing,                  7,000                   7,669
6.48%, 11/1/31
PSEG Power, 5.00%, 4/1/14                                 1,500                   1,478
Public Service Co. of Colorado, 4.38%,                    3,500                   3,586
10/1/08
Residential Accredit Loans, Inc., Series                  2,621                   2,669
2002-QS19, Class A8, 6.00%, 12/25/32
Residential Funding Mortgage                              5,488                   5,663
Securities, Inc., Series 2002-S16, Class
A10, 5.50%, 10/25/17
Safeway, Inc., 5.63%, 8/15/14                             1,500                   1,544
Salomon Smith Barney, 7.13%,                              5,000                   5,400
10/1/06
Sempra Energy, 2.21%, 5/21/08 (d)                         5,000                   4,981
SLM Corp., 3.63%, 3/17/08                                 1,500                   1,509
SLM Corp., 5.38%, 5/15/14                                 1,000                   1,037
State Street Institional, 7.94%,                          1,000                   1,152
12/30/26
Sunoco, Inc., 4.88%, 10/15/14                             1,500                   1,495
Tampa Electric, 5.38%, 8/15/07                            2,000                   2,095
U.S. Bank, N.A., 3.75%, 2/6/09                            3,000                   3,001
Union Planters Corp., 5.13%, 6/15/07                      2,000                   2,110
Union Planters Corp., 4.38%, 12/1/10                      1,000                   1,010
UPFC Auto Receivables Trust, Series                       1,975                   1,984
2004-A, Class A3, 3.27%, 9/15/10
Valero Energy Corp., 6.88%, 4/15/12                       3,500                   3,985
(g)
Vanderbilt Acquisition Loan Trust,                        2,555                   2,723
Series 2002-1, Class A4, 6.57%, 5/7/27
Verizon Florida, Inc., 6.13%, 1/15/13                     4,000                   4,319
Viacom, Inc., 7.75%, 6/1/05                               5,000                   5,158
Washington Mutual Bank, 8.25%,                            7,000                   8,312
4/1/10
Wells Fargo & Co., 6.38%, 8/1/11                          6,000                   6,728
Weyerhaeuser Co., 6.75%, 3/15/12 (g)                      1,500                   1,698
                                                                                -------
Total Corporate Bonds                                                           448,298
                                                                                -------

U.S. Government Agencies (24.1%)
Fannie Mae (3.5%)
5.50%, 5/2/06 (g)                                         5,000                   5,206
2.13%, 10/5/06                                            2,500                   2,470
4.75%, 1/2/07 (g)                                         4,375                   4,535
2.34%, 1/30/07                                           10,000                   9,888
5.25%, 8/1/12                                             1,000                   1,046
                                                                               --------
                                                                                 23,145
                                                                               --------
Federal Home Loan Bank (1.4%)
2.50%, 3/15/06 (g)                                        5,500                   5,493
3.88%, 8/22/08                                            3,900                   3,915
                                                                               --------
                                                                                  9,408
                                                                               --------
Freddie Mac (14.8%)
8.12%, 1/31/05 (g)                                        5,410                   5,491
5.25%, 1/15/06 (g)                                        4,000                   4,130
7.22%, 6/14/06                                            3,000                   3,219
2.60%, 11/21/06                                           5,000                   4,979
2.85%, 2/23/07 (g)                                       15,000                  14,924
2.40%, 3/29/07 (g)                                        2,500                   2,471
2.88%, 5/15/07 (g)                                        6,000                   5,992
4.00%, 10/29/07                                           5,000                   5,000
3.88%, 11/10/08 (g)                                      10,000                  10,077
3.88%, 1/12/09 (g)                                        8,000                   8,020
4.25%, 5/4/09 (g)                                         6,000                   6,041
4.00%, 8/10/09 (g)                                       10,000                  10,040
3.75%, 8/18/09 (g)                                        9,000                   9,079
6.25%, 3/5/12 (g)                                         8,500                   8,978
                                                                               --------
                                                                                 98,441
                                                                               --------
Government National Mortgage Association (4.4%)
9.50%, 12/15/09                                           2,223                   2,425
4.15%, 2/25/13                                            1,349                   1,345
4.02%, 12/16/21                                           4,944                   4,981
4.60%, 10/16/24                                           2,500                   2,500
5.25%, 9/16/27                                            2,675                   2,768
4.66%, 4/16/29                                            2,475                   2,495
5.01%, 6/16/32                                            4,925                   4,987
4.45%, 8/16/32                                            2,500                   2,490
5.05%, 11/16/33                                           5,055                   5,129
                                                                               --------
                                                                                 29,120
                                                                               --------
Total U.S. Government Agencies                                                  160,114
                                                                               --------

U.S. Treasury Obligations (6.4%)
U.S. Treasury Inflation Protected Bonds (1.1%)
2.00%, 1/15/14 (g)                                        7,000                   7,442
                                                                               --------
U.S. Treasury Notes (5.3%)
2.25%, 2/15/07 (g)                                       16,400                  16,259
4.38%, 5/15/07 (g)                                       10,000                  10,408
2.75%, 8/15/07 (g)                                        4,565                   4,563
3.13%, 9/15/08 (g)                                        3,900                   3,911
                                                                               --------
                                                                                 35,141
                                                                               --------
Total U.S. Treasury Obligations                                                  42,583
                                                                               --------

Money Markets (1.0%)
Dreyfus Cash Management Money                               100                      --#
Market Fund
Federated Prime Value Obligations                     6,887,221                   6,887
Money Market Fund                                                              --------

Total Money Markets                                                               6,887
                                                                               --------

Short-Term Securities Held as
  Collateral for Securities Lending (26.4%)
Pool of various securities for Fifth Third           $  175,287                 175,287
Funds                                                                          --------

Total Short-Term Securities Held as
  Collateral for Securities Lending                                             175,287
                                                                               --------

Total (Cost $821,698) (a) - 125.5%                                             $833,169
                                                                               ========

------------

Percentages indicated are based on net assets of $664,093.
See notes to schedules of portfolio investments.

Fifth Third Short Term Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                  Shares or Principal Amount        Value
                                                  --------------------------        -----
Corporate Bonds (50.4%)
Abbey National PLC, 6.69%, 10/17/05                     $     4,350               $  4,499
ABN AMRO, 7.55%, 6/28/06                                      4,350                  4,685
AEP Texas Central Co., 3.00%,                                 1,750                  1,752
2/15/05
Aesop Funding II LLC, 2.75%, 7/20/07                          4,350                  4,344
(e)
Alabama Power Co., 2.80%, 12/1/06                             1,610                  1,604
Alcoa, Inc., 4.25%, 8/15/07                                   1,760                  1,810
American International Group, 2.85%,                          4,350                  4,367
12/1/05
Australian Gas Light Co., 6.40%,                              4,390                  4,775
4/15/08
Banc of America Commercial Mortgage,                          5,878                  6,072
Inc., Series 2001-PB1, Class A1, 4.91%,
5/11/35
Banc of America Commercial Mortgage,                          4,143                  4,094
Inc., Series 2004-1, Class A1, 3.16%,
11/10/39
Bank of New York, 2.20%, 5/12/06                              8,250                  8,184
Bank One Issuance Trust, Series                                 880                    876
2004-A1, Class A1, 3.45%, 10/17/11
Basell America Finance, 7.60%,                                  880                    950
3/15/07
Bayerische Landesbank, 6.38%,                                 8,690                  9,021
10/15/05
Bear Stearns Commercial Mortgage                              3,963                  4,307
Securities, Inc., Series 2000-WF2, Class
A1, 7.11%, 10/15/32
Bear, Stearns Co., Inc., Series                               3,134                  3,192
2003-AC7, Class A2, 5.25%, 1/25/34
BMW Vehicle Owner Trust, 1.94%,                               3,674                  3,665
2/25/07
BP Capital Markets PLC, 4.63%,                                3,480                  3,524
5/27/05
Capital One Auto Finance Trust, 3.44%,                        4,350                  4,393
 6/15/09
Caterpillar Financial Asset Trust,                            1,553                  1,558
3.15%, 2/25/08
CIT Group, Inc., 7.63%, 8/16/05                               2,180                  2,265
CIT Group, Inc., 2.13%, 6/19/06 (d)                           4,350                  4,358
Citibank Credit Card Issuance Trust,                          3,910                  3,876
3.10%, 3/10/10
Comcast Cable Communication, 6.38%,                             960                  1,001
 1/30/06
Compaq Computer, 7.65%, 8/1/05                                4,390                  4,555
Cooper Cameron Corp., 2.65%,                                  1,055                  1,037
4/15/07
Countrywide Financial, 3.50%,                                 4,350                  4,381
12/19/05
Countrywide Home Loans, 5.14%,                                5,657                  5,766
4/20/35

Credit Suisse First Boston Mortgage                           2,901                  2,944
Securites Corp., Series 1997-C2, Class
A2, 6.52%, 1/17/35
Credit Suisse First Boston, Inc., 7.75%,                      4,350                  4,629
 5/15/06 (e)
Daimler Chrysler Auto Trust, 2.93%,                             876                    877
6/6/06
DaimlerChrysler NA Holdings, 6.40%,                           2,090                  2,197
5/15/06
DLJ Commercial Mortgage Corp., Series                         3,005                  3,148
 1999-CG1, Class A1A, 6.08%, 3/10/32

Duke Energy Field Services, Inc.,                             2,300                  2,385
7.50%, 8/16/05
FleetBoston Financial Corp., 7.25%,                           4,350                  4,521
9/15/05
Ford Credit Auto Owner Trust, Series                          1,277                  1,279
2002-C, Class A3, 3.38%, 12/15/05
Ford Motor Credit Co., 6.88%, 2/1/06                          4,390                  4,564
FPL Group Capital, Inc., 1.88%,                               2,350                  2,346
3/30/05
General Motors Acceptance Corp.,                              2,180                  2,256
6.75%, 1/15/06
General Motors Acceptance Corp.,                              2,200                  2,196
2.59%, 5/18/06 (d)
General Motors Acceptance Corp.,                              1,495                  1,556
6.13%, 2/1/07 (g)
Goldman Sachs Group, Inc., 2.28%,                             2,620                  2,625
10/27/06 (d)
Greenwich Capital Commercial Funding                          1,760                  1,777
Corp., Series 2004-GG1, Class A2,
3.84%, 6/10/36
GTE Northwest, Inc., 5.55%, 10/15/08                          4,400                  4,627
Harborview Mortgage Loan Trust, Series                        6,250                  6,204
 2004-5, Class 2A6, 4.07%, 6/19/34

Harley-Davidson Motorcycle Trust,                             2,703                  2,704
Series 2004-2, Class B, 2.96%, 2/15/12
Hertz Corp., 4.70%, 10/2/06                                   1,310                  1,331
Household Automotive Trust, Series                            4,390                  4,413
2002-3, Class A4A, 3.44%, 5/18/09
HSBC USA, Inc., 7.00%, 11/1/06                                4,354                  4,709
International Lease Finance Corp.,                            4,390                  4,366
3.13%, 5/3/07
John Deere Owner Trust, Series 2004-A,                        2,340                  2,333
 Class A3, 2.32%, 12/17/07
JP Morgan Mortgage Trust, Series                              4,400                  4,455
2004-A5, Class 4A2, 4.85%, 12/25/34
Kerr-McGee Corp., 5.38%, 4/15/05                              2,180                  2,206
Korea Electric Power, 4.25%, 9/12/07                            880                    900
Kraft Foods, Inc., 5.25%, 6/1/07                              2,650                  2,776
LB-UBS Commercial Mortgage Trust,                             5,708                  5,772
Series 2002-C2, Class A1, 3.83%,
6/15/26
MBNA America Bank NA, 6.50%,                                  1,080                  1,141
6/20/06
Merrill Lynch & Co., 2.11%, 9/18/06                           6,340                  6,349
(d)
Merrill Lynch Mortgage Investors, Inc.,                       1,395                  1,423
Series 2003-A1, Class 2A, 4.53%,
12/25/32

Morgan Stanley Dean Witter, 8.33%,                            4,350                  4,820
1/15/07
Morgan Stanley Dean Witter Capital I,                         4,538                  4,553
3.48%, 9/15/37
Morgan Stanley Dean Witter Capital I,                         6,200                  6,257
3.92%, 4/14/40
Navistar Financial Corp. Owner Trust,                         4,350                  4,346
Series 2003-B, Class A4, 3.25%,
10/15/10
Navistar Financial Corp. Owner Trust,                         1,718                  1,714
Series 2003-B, Class B, 3.79%,
10/15/10
Nissan Auto Lease Trust, 3.18%,                                 900                    901
6/15/10
Pemex Finance, Ltd., 9.69%, 8/15/09                             880                  1,018
Protective Life US Funding, 3.70%,                            2,180                  2,193
11/24/08
Safeway, Inc., 2.50%, 11/1/05                                 2,440                  2,432
Sempra Energy, 6.95%, 12/1/05                                   855                    891
Societe Generale - New York, 7.40%,                           2,870                  3,068
6/1/06 (g)
Sprint Capital Corp., 7.13%, 1/30/06                            880                    926
St. Paul Companies, Inc., 7.88%,                              4,350                  4,451
4/15/05
Synovus Financial, 7.25%, 12/15/05                            4,308                  4,509
Time Warner, Inc., 6.13%, 4/15/06                             1,635                  1,709
Valero Energy Corp., 3.50%, 4/1/09                              880                    864
Volkswagen Auto Loan Enhanced Trust,                          6,950                  6,897
 1.49%, 5/21/07
Volkswagon Auto Lease Trust, 2.75%,                           3,480                  3,488
12/20/07
Washington Mutual Bank, 4.82%,                                1,635                  1,643
10/25/32
Washington Mutual Bank, Series                                4,390                  4,387
2003-AR10, Class A4, 4.08%, 10/25/33
Westdeutsche Landesbank, 6.75%,                               4,350                  4,470
6/15/05
Weyerhaeuser Co., 5.50%, 3/15/05                                317                    320
                                                                                  --------
Total Corporate Bonds                                                              265,777
                                                                                  --------

Foreign Bonds (0.6%)
British Telecom PLC, 7.63%,                                     895                    945
12/15/05
Deutsche Telekom International Finance,                       1,220                  1,262
 8.25%, 6/15/05
Telecom Italia Capital, 4.00%,                                  880                    886
                                                                                  --------
11/15/08
Total Foreign Bonds                                                                  3,093
                                                                                  --------

Municipal Bonds (0.2%)
Ohio (0.2%)
Ohio State Economic Development                               1,220                  1,203
Revenue, Ohio Enterprise, Series 3,                                               --------
4.05%, 3/1/11 (e)
Total Municipal Bonds                                                                1,203
                                                                                  --------

U.S. Government Agencies (35.1%)
Fannie Mae (5.2%)
2.38%, 11/28/05                                              15,590                 15,577
3.13%, 7/15/06 (g)                                            6,580                  6,628
2.63%, 11/15/06 (g)                                           5,360                  5,340
                                                                                  --------
                                                                                    27,545
                                                                                  --------
Federal Home Loan Bank (8.3%)
1.65%, 1/27/06                                                4,880                  4,833
5.13%, 3/6/06 (g)                                             8,770                  9,070
2.25%, 5/15/06 (g)                                            7,310                  7,268
1.88%, 6/15/06 (g)                                           10,860                 10,724
2.38%, 10/2/06 (g)                                            6,080                  6,035
2.25%, 7/25/08                                                6,312                  6,083
                                                                                  --------
                                                                                    44,013
                                                                                  --------
Freddie Mac (18.0%)
2.88%, 9/15/05 (g)                                           13,650                 13,708
2.13%, 11/15/05                                               9,750                  9,713
5.25%, 1/15/06 (g)                                            9,020                  9,313
5.00%, 2/1/07                                                   987                  1,012
2.85%, 2/23/07 (g)                                            8,770                  8,726
4.88%, 3/15/07 (g)                                           16,570                 17,316
2.40%, 3/29/07 (g)                                            8,770                  8,667
2.88%, 5/15/07 (g)                                            8,770                  8,758
4.50%, 12/15/07                                               1,492                  1,493
3.50%, 12/15/10                                               7,623                  7,668
4.00%, 11/15/15                                               8,690                  8,750
                                                                                  --------
                                                                                    95,124
                                                                                  --------
Government National Mortgage Association (3.6%)
2.87%, 2/16/20                                                7,744                  7,605
3.27%, 1/16/23                                                3,463                  3,415
4.50%, 11/16/24                                               4,350                  4,394
4.50%, 3/20/33                                                3,551                  3,585
                                                                                  --------
                                                                                    18,999
                                                                                  --------
Total U.S. Government Agencies                                                     185,681
                                                                                  --------

U.S. Treasury Obligations (11.8%)
U.S. Treasury Notes (11.8%)
1.88%, 1/31/06 (g)                                           16,570                 16,480
2.00%, 5/15/06 (g)                                            9,750                  9,694
2.75%, 6/30/06 (g)                                            7,020                  7,055
2.38%, 8/15/06 (g)                                            8,530                  8,515
2.38%, 8/31/06 (g)                                            9,750                  9,727
2.25%, 2/15/07 (g)                                            4,750                  4,709
3.13%, 5/15/07 (g)                                            6,350                  6,414
                                                                                  --------
                                                                                    62,594
                                                                                  --------
Total U.S. Treasury Obligations                                                     62,594
                                                                                  --------

Money Markets (2.1%)
Dreyfus Cash Management Money                                   900                      1
Market Fund
Federated Prime Value Obligations                        11,263,514                 11,263
Money Market Fund                                                                 --------
Total Money Markets                                                                 11,264
                                                                                  --------

Short-Term Securities Held as Collateral
  for Securities Lending (34.5%)
Pool of various securities for Fifth Third              $   182,318                182,318
Funds                                                                             --------
Total Short-Term Securities Held as
  Collateral for Securities Lending                                                182,318
                                                                                  --------

Total (Cost $713,055) (a) - 134.7%                                                $711,930
                                                                                  ========

----------

Percentages indicated are based on net assets of $528,515.
See notes to schedules of portfolio investments.

Fifth Third U.S. Government Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                      Shares or Principal Amount        Value
                                                      --------------------------        -----
U.S. Government Agencies (81.4%)
Fannie Mae (32.9%)
2.00%, 1/15/06                                                $    2,700               $ 2,684
5.50%, 5/2/06                                                      3,000                 3,122
5.25%, 6/15/06                                                     1,500                 1,561
4.00%, 9/2/08                                                      1,000                 1,017
4.00%, 12/15/08, (Callable 6/15/05 @                               3,000                 3,011
100)
6.38%, 6/15/09                                                     1,100                 1,229
6.63%, 9/15/09                                                     2,000                 2,264
5.13%, 1/2/14                                                      2,000                 2,055
4.25%, 10/25/16                                                    1,169                 1,172
5.00%, 7/1/18, TBA                                                 4,000                 4,088
4.00%, 12/25/20                                                    3,000                 3,053
                                                                                       -------
                                                                                        25,256
                                                                                       -------
Federal Farm Credit Bank (1.4%)
6.60%, 7/7/06                                                      1,000                 1,065
                                                                                       -------
Federal Home Loan Bank (14.5%)
1.65%, 1/27/06                                                     5,000                 4,951
2.50%, 3/15/06                                                     3,150                 3,147
6.09%, 6/2/06                                                      1,500                 1,580
4.06%, 8/25/09                                                       979                   986
4.50%, 9/16/13                                                       500                   508
                                                                                       -------
                                                                                        11,172
                                                                                       -------
Freddie Mac (22.6%)
5.25%, 1/15/06                                                     3,075                 3,174
2.75%, 3/15/08                                                     1,450                 1,432
6.88%, 9/15/10                                                     2,000                 2,315
5.88%, 3/21/11                                                     1,000                 1,093
4.75%, 10/11/12, (Callable 10/11/05 @                              4,000                 3,997
100)
4.50%, 11/15/12                                                    2,300                 2,344
4.00%, 12/15/21                                                      935                   946
5.00%, 12/15/32                                                    1,008                   937
5.50%, 4/15/33                                                     1,138                 1,140
                                                                                       -------
                                                                                        17,378
                                                                                       -------
Government National Mortgage Association (8.5%)
3.59%, 11/16/17                                                      498                   497
3.27%, 1/16/23                                                       959                   946
4.50%, 12/16/25                                                    2,000                 2,034
5.50%, 2/20/31                                                     2,000                 2,090
5.50%, 12/20/32                                                    1,000                   992
                                                                                       -------
                                                                                         6,559
                                                                                       -------
Tennessee Valley Authority (1.5%)
6.79%, 5/23/12                                                     1,000                 1,161
                                                                                       -------
Total U.S. Government Agencies                                                          62,591
                                                                                       -------

U.S. Treasury Obligations (19.3%)
U.S. Treasury Inflation Protected Bonds (1.7%)
3.88%, 1/15/09                                                     1,000                 1,311
                                                                                       -------

U.S. Treasury Notes (17.6%)
2.00%, 5/15/06                                                     1,000                   994
5.50%, 2/15/08                                                       800                   865
5.63%, 5/15/08                                                     1,000                 1,089
3.13%, 10/15/08                                                    3,000                 3,006
3.59%, 4/5/09 **                                                   2,000                 1,711
5.00%, 8/15/11                                                     1,000                 1,080
4.21%, 12/6/11 **                                                  2,000                 1,491
4.75%, 5/15/14                                                     2,000                 2,115
4.81%, 6/6/15 **                                                   2,000                 1,218
                                                                                       -------
                                                                                        13,569
                                                                                       -------
Total U.S. Treasury Obligations                                                         14,880
                                                                                       -------

Money Markets (3.9%)
Dreyfus Government Cash Management Money                         596,475                   596
Market Fund
Federated Government Obligations                               2,418,806                 2,419
Money Market Fund                                                                      -------
Total Money Markets                                                                      3,015
                                                                                       -------

Total (Cost $79,757) (a) - 104.6%                                                      $80,486
                                                                                       =======

----------

Percentages indicated are based on net assets of $76,957.
See notes to schedules of portfolio investments.

Fifth Third Municipal Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                               Shares or Principal Amount        Value
                                               --------------------------        -----
Municipal Bonds (97.0%)
Arizona (2.0%)
Greater Arizona Development Authority,                  $  1,070                $ 1,213
6.00%, 8/1/13, (Callable 8/1/08 @ 102)                                          -------

California (8.9%)
Cal Poly Pomona Foundation, Inc.,                            265                    298
5.50%, 2/1/20, (Callable 2/1/11 @ 101)
La Canada University School District,                      1,000                  1,109
Series A, GO, 5.50%, 8/1/24, (Callable
8/1/14 @100)
Placentia -Yorba Linda Union School                        1,000                  1,109
District, Series B, GO, 5.38%, 8/1/22,
(Callable 8/1/14 @100)
Sacramento County Sanitation Financing                       250                    288
 Authority, 6.00%, 12/1/15, (Callable
12/1/10 @ 101)
San Francisco City and County Airport,                     2,445                  2,610
(AMT), 5.35%, 5/1/10, (Callable 5/1/06                                          -------
@ 102)
                                                                                  5,414
                                                                                -------
Colorado (9.9%)
Boulder Sales and Use Tax, Series A,                       2,265                  2,616
6.00%, 12/15/18, (Callable 12/15/09 @
101)
Denver City & County Airport Revenue,                      1,020                  1,116
 5.00%, 11/15/08
Douglas County School District No.1,                       1,000                  1,166
GO, 5.75%, 12/15/21, (Callable 12/15/14
@100)
E-470 Public Highway Authority                             1,000                  1,110
Revenue, Series C, 6.00%, 9/1/07                                                -------
                                                                                  6,008
                                                                                -------
Florida (6.5%)
Board of Education, Series D, 5.75%,                       2,000                  2,272
6/1/19, (Callable 6/1/10 @ 101)
Tampa Utility Tax & Special Revenue,                       1,505                  1,680
5.25%, 10/1/20, (Callable 10/1/12                                               -------
@101)
                                                                                  3,952
                                                                                -------
Georgia (5.0%)
State GO, 5.80%, 11/1/16, (Callable                        2,610                  3,040
11/1/09 @ 102)                                                                  -------
Illinois (10.7%)
Chicago Metropolitan Water                                   500                    641
Reclamation District-Greater Chicago,
Capital Improvements, GO, 7.25%,
12/1/12
Chicago Single Family Mortgage                               315                    316
Revenue, Series A, (AMT), 4.70%,
10/1/17, (Callable 4/1/09 @ 102)

Development Finance Authority, 6.38%,                      1,700                  2,002
 1/1/17, (Callable 1/1/11 @ 100)
Development Finance Authority, 6.38%,                      1,700                  2,006
 1/1/18, (Callable 1/1/11 @ 100)
State GO, 5.88%, 10/1/17, (Callable                          300                    341
1/1/09 @ 100)
State Sales Tax Revenue, 5.00%,                            1,000                  1,088
6/15/08                                                                         -------
                                                                                  6,394
                                                                                -------
Iowa (4.1%)
Finance Authority, Private College                         2,055                  2,486
Revenue, Drake University Project,                                              -------
6.50%, 12/1/11
Michigan (8.6%)
Frankenmuth School District, 5.75%,                          650                    732
5/1/20, (Callable 5/1/10 @ 100)
Higher Education Student Loan                              1,000                  1,082
Authority Revenue, Series XII-W (AMT),
 4.75%, 3/1/09
Kent Spectrum Health, Series A, 5.50%,                     2,125                  2,321
 1/15/13, (Callable 7/15/11 @101)

Strategic Fund, Hope Network Project,                      1,000                  1,074
Series B, 5.13%, 9/1/13, (Callable 9/1/08                                       -------
@ 102)
                                                                                  5,209
                                                                                -------
Minnesota (5.9%)
Becker Independent School District No                      1,000                  1,146
726, 6.00%, 2/1/21, (Callable 2/1/10 @
100)
Rochester Independent School District                      2,150                  2,441
No.535, 5.88%, 2/1/20, (Callable 2/1/10                                         -------
@ 100)
                                                                                  3,587
                                                                                -------
Missouri (4.5%)
Greene County School District, 6.20%,                      2,400                  2,749
3/1/18, (Callable 3/1/10 @ 100)                                                 -------
Nebraska (2.8%)
Omaha Series A, GO, 6.50%, 12/1/13                         1,365                  1,706
                                                                                -------
New York (6.7%)
Environmental Facilties Corp., Solid                         500                    500
Waste Disposition Revenue, Series A,
2.90%, 5/1/12
New York City Transitional Financial                       2,200                  2,498
Authority, 5.75%, 11/15/16, (Callable
5/15/10 @ 101)
Thruway Authority, Series 1997 B,                          1,000                  1,089
6.00%, 4/1/07                                                                   -------
                                                                                  4,087
                                                                                -------
Oklahoma (1.8%)
Tulsa International Airport (AMT),                         1,000                  1,105
5.50%, 6/1/10                                                                   -------
Oregon (1.8%)
Sunrise Water Authority Revenue,                           1,000                  1,085
5.25%, 3/1/24, (Callable 3/1/14 @ 100)                                          -------
Pennsylvania (3.8%)
GO, 6.00%, 1/15/19, (Callable 1/15/10                      2,000                  2,329
@ 101)                                                                          -------

Puerto Rico (1.8%)
Public Building Authority Revenue,                         1,000                  1,098
Series I, 5.50%, 7/1/23, (Callable 7/1/14                                       -------
@ 100)
Tennessee (2.1%)
Housing Development Agency,                                1,225                  1,264
Mortgage Finance, Series C, (AMT),                                              -------
5.95%, 7/1/09, (Callable 7/1/05 @ 102)
Texas (10.1%)
Clint Independent School District,                         1,615                  1,868
6.00%, 2/15/15, (Callable 2/15/11 @
100)
Dallas-Fort Worth International Airport,                   3,000                  3,268
6.00%, 11/1/28, (Callable 11/1/09 @
100)
Travis County GO, 5.75%, 3/1/17,                             815                    918
(Callable 3/1/10 @100)                                                          -------
                                                                                  6,054
                                                                                -------
Total Municipal Bonds                                                            58,780
                                                                                -------

Money Markets (1.5%)
AIM Tax Free Money Market Fund                               100                     --#
Dreyfus Tax Exempt Money Market                              100                     --#
Fund
Federated Tax Exempt Money Market                        890,636                    891
Fund
Merrill Lynch Institutional Tax Exempt                     2,701                      3
                                                                                -------
Fund
Total Money Markets                                                                 894
                                                                                -------

Total (Cost $53,915) (a) - 98.5%                                                $59,674
                                                                                =======

----------

Percentages indicated are based on net assets of $60,605.
See notes to schedules of portfolio investments.

Fifth Third Intermediate Municipal Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                              Shares or Principal Amount        Value
                                              --------------------------        -----
Municipal Bonds (99.7%)
Alabama (3.2%)
Auburn University, General Fee                       $    2,020                $  2,284
Revenue, 5.25%, 6/1/17
Mobile County, Refunding &                                3,080                   3,487
Improvements Warrants, 5.25%, 8/1/17,
(Callable 8/1/14 @ 100)
Public School & College Authority                         2,050                   2,165
Revenue, 5.25%, 8/1/06                                                         --------

                                                                                  7,936
                                                                               --------
Alaska (0.3%)
State Housing Finance Corp., Housing                        745                     740
Development, Series A (AMT), 2.35%,                                            --------
12/1/07
Arizona (11.9%)
Glendale Water & Sewer Revenue,                           1,290                   1,353
5.00%, 7/1/06
Glendale Water & Sewer Revenue,                           1,040                   1,120
5.00%, 7/1/07
Highway Transportation Board Revenue,                     4,680                   5,197
 Series A, 5.00%, 7/1/10
Mesa Street & Highway Revenue,                            1,000                   1,200
6.25%, 7/1/12
Mesa Street & Highway Revenue,                            1,000                   1,198
6.25%, 7/1/13, (Prerefunded 7/1/11 @
100)
Mesa Street & Highway Revenue,                            1,000                   1,122
5.00%, 7/1/14, (Prerefunded 7/1/11 @
100)
Phoenix Civic Improvement Corp.                           1,405                   1,562
Excise Tax Revenue, 5.00%, 7/1/11
Phoenix Civic Improvement Corp.                           1,000                   1,068
Excise Tax Revenue, 5.00%, 7/1/22,
(Callable 7/1/13 @ 100)
Pima County Community College                             1,370                   1,398
District Revenue, 5.00%, 7/1/05
Pima County Community College                               670                     722
District Revenue, 5.00%, 7/1/07
Pima County University School District,                   1,050                   1,197
 No. 012 Sunnyside, GO, 5.75%, 7/1/12,
(Prerefunded 7/1/09 @ 100)
Pima County, Improvement, GO,                             2,000                   2,098
5.00%, 7/1/06
Salt River Project, Agriculture                           2,685                   2,800
Improvement & Power District, Electric
Systems Revenue, Series A, 5.63%,
1/1/06
Salt River Project, Agriculture                           2,315                   2,414
Improvement & Power District, Electric
Systems Revenue, Series A, ETM,
5.63%, 1/1/06

Tempe Performing Arts Center, Excise                      2,420                   2,726
Tax Revenue, 5.25%, 7/1/17, (Callable
7/1/14 @ 100)
Tucson Street & Highway, User                             2,000                   2,496
Revenue, Junior Lien, Series 1994-E,                                           --------
6.75%, 7/1/13
                                                                                 29,671
                                                                               --------
California (4.1%)
La Canada Unified School District,                        1,400                   1,563
Election 2004, Series A, GO, 5.38%,
8/1/21, (Callable 8/1/14 @ 100)
La Canada University School District,                       375                     416
Series A, GO, 5.50%, 8/1/24, (Callable
8/1/14 @100)
Orange County, Series A, Refunding                        3,000                   3,486
Recovery, 6.00%, 6/1/10
Placentia -Yorba Linda Union School                         775                     859
District, Series B, GO, 5.38%, 8/1/22,
(Callable 8/1/14 @100)
State Economic Recovery, Series A,                        3,500                   3,765
5.00%, 7/1/07                                                                  --------
                                                                                 10,089
                                                                               --------
Colorado (7.7%)
Denver City & County Airport Revenue,                     2,500                   2,642
 Series A, (AMT), 5.25%, 11/15/06

Denver City & County Airport Revenue,                     1,000                   1,085
 Series B, (AMT), 5.50%, 11/15/07

Denver City & County Airport Revenue,                     1,000                   1,058
 Series D, (AMT), 5.00%, 11/15/06

Denver City & County Airport Revenue,                     2,655                   2,872
 Series D, (AMT), 5.00%, 11/15/07

Douglas County School District No.1,                      1,500                   1,749
GO, 5.75%, 12/15/21, (Callable 12/15/14
@100)
El Paso County School District No                         1,150                   1,372
038, GO, 6.38%, 12/1/16, (Prerefunded
12/1/10 @ 100)
El Paso County School District No                         1,005                   1,199
038, GO, 6.38%, 12/1/18, (Prerefunded
12/1/10 @ 100)
Housing & Finance Authority, Single                           5                       5
Family Program, Series C-3, 4.70%,
10/1/22, (Callable 10/1/09 @ 102)
Larimer County School District No. R1,                    2,000                   2,265
 GO, 5.50%, 12/15/09
Larimer County School District No. R1,                    1,800                   2,131
 GO, 5.75%, 12/15/16, (Prerefunded 12/15/13
 @ 100)
Regional Transportation District, 2.30%,                  1,000                   1,001
 12/1/22
Summitt County School District No                         1,465                   1,705
RE1, GO, 5.75%, 12/1/12, (Callable                                             --------
12/1/11 @ 100)
                                                                                 19,084
                                                                               --------

Connecticut (0.7%)
New Haven, Series B, GO, 5.75%,                           1,500                   1,708
11/1/09                                                                        --------

District of Columbia (2.2%)
Metropolitan Airport Authority System,                    1,000                   1,050
Refunding, Series C (AMT), 5.00%,
10/1/06
Metropolitan Washington D. C                              4,175                   4,308
Airports, Series B, (AMT), 5.50%,                                              --------
10/1/05
                                                                                  5,358
                                                                               --------
Florida (0.9%)
Lakeland Electric & Water Revenue,                        2,000                   2,215
ETM, 5.90%, 10/1/07                                                            --------
Hawaii (1.3%)
Airport Systems Revenue, Series B                         2,000                   2,465
(AMT), 8.00%, 7/1/10
Highway Revenue, 5.50%, 7/1/10                              765                     866
                                                                               --------
                                                                                  3,331
                                                                               --------
Illinois (3.7%)
Chicago Metropolitan Water                                3,000                   3,433
Reclamation District, Capital
Improvement, ETM, GO, 5.50%,
12/1/10
Chicago Metropolitan Water                                1,000                   1,032
Reclamation District, Series B, GO,
5.00%, 12/1/05
Development Financial Authority                             125                     131
Revenue, DePaul University, Series C,
5.00%, 10/1/06
Development Financial Authority                             200                     213
Revenue, DePaul University, Series C,
5.00%, 10/1/07
Development Financial Authority                           1,300                   1,539
Revenue, Elmhurst Community School,
6.38%, 1/1/15, (Callable 1/1/11 @ 100)
Development Financial Authority                           1,470                   1,736
Revenue, Elmhurst Community School,
6.38%, 1/1/16, (Callable 1/1/11 @ 100)
State, GO, 5.25%, 2/1/09                                  1,000                   1,106
                                                                               --------
                                                                                  9,190
                                                                               --------
Indiana (3.4%)
Michigan City Independent School                          1,400                   1,537
Building Corp., 5.00%, 7/5/09
Municipal Power Supply Agency                             2,000                   2,282
System Revenue, Series B, 5.88%,
1/1/10
Municipal Power Supply Agency                             3,000                   3,529
System Revenue, Series B, 6.00%,
1/1/13
Tippecanoe County Independent                             1,000                   1,051
Elementary School Building Corp.,                                              --------
5.10%, 7/15/06
                                                                                  8,399
                                                                               --------
Iowa (0.1%)
Iowa State University, Science &                            140                     145
Technology Reveue, 3.75%, 7/1/10                                               --------


Kentucky (0.9%)
Turnpike Authority Economic                               2,000                   2,266
Development Revenue, Revitalization                                            --------
Project, Series A, 5.50%, 7/1/10


Maine (0.9%)
Housing Authority Management                              2,190                   2,194
Provider, Series F-2 (AMT), 2.55%,                                             --------
11/15/05

Michigan (19.7%)
Battle Creek Downtown Development                         2,215                   2,430
Authority, 6.00%, 5/1/07
Building Authority Revenue, Police                          350                     405
Communications, 5.50%, 10/1/12
Certificate of Participation, Series A,                   2,000                   2,219
5.00%, 9/1/31
Comprehensive Transportation, 5.50%,                        950                   1,087
5/15/11
Detroit, GO, (AMT), 5.50%, 4/1/08                         1,195                   1,314
Grand Rapids & Kent County Joint                            565                     629
Building Authority, GO, 5.50%,
10/1/08
Grand Rapids Water Supply, 5.00%,                         1,000                   1,083
1/1/08
Higher Education Facilites Authority                        765                     827
Revenue, Kalamazoo College Project,
5.25%, 12/1/07
Higher Education Facilities Authority                       250                     261
Revenue, Hope College Project, 4.50%,
10/1/07
Higher Education Facilities Authority                       590                     617
Revenue, Hope College Project, 4.80%,
10/1/10, (Callable 10/1/09 @ 100)
Higher Education Facilities Authority,                      200                     211
Hope College Project, 4.70%, 10/1/09
Higher Education Student Loan                             3,885                   4,139
Authority Revenue, Series XII-Q, (AMT),
 5.05%, 9/1/08
Higher Education Student Loan                             1,000                   1,074
Authority Revenue, Series XII-W (AMT),
 4.60%, 9/1/08
Higher Education Student Loan                             1,800                   1,947
Authority Revenue, Series XII-W (AMT),
 4.75%, 3/1/09
Higher Education Student Loan                             4,225                   4,548
Authority Revenue, Series XII-W,
(AMT), 5.20%, 9/1/08
Higher Education Student Loan                             1,000                   1,017
Authority Revenue, Series XVII-I,
(AMT), 3.95%, 3/1/11
Hospital Finance Authority, 4.35%,                          500                     520
3/1/09
Hospital Financial Authority Revenue,                     1,125                   1,220
Edward W. Sparrow Group, 5.25%,
11/15/08
Hospital Financial Authority Revenue,                     1,165                   1,268
Edward W. Sparrow Hospital, 5.25%,
11/15/09
Hospital Financial Authority Revenue,                       505                     541
Holland Community Hospital, Series A,
5.00%, 1/1/15, (Callable 1/1/14 @ 100)
Kalamazoo Hospital Finance Authority,                     2,000                   2,097
Refunding & Improvement, Bronson
Methodist Hospital, 5.35%, 5/15/06

Kent Hospital Financial Authority,                        1,075                   1,160
Revenue, Spectrum Health, Series A,
5.25%, 1/15/09
Montague Public School District, GO,                      1,005                   1,146
5.50%, 5/1/12, (Callable 11/1/11 @
100)
Muskegon Water System, Series A,                            340                     381
5.25%, 11/1/09
Strategic Fund, Limited Obligation                          200                     200
Revenue, Cayman Chemical Company
Project, 1.89%, 6/1/28
Strategic Fund, Limited Obligation                        2,000                   2,029
Revenue, Consumers Energy Company
Project, 3.38%, 6/15/10
Strategic Fund, Limited Obligation                        1,000                   1,069
Revenue, Hope Network Project, Series B,
 4.80%, 9/1/08
Strategic Fund, Limited Obligation                        1,415                   1,430
Revenue, International Project, 3.00%,
8/1/07
Strategic Fund, Limited Obligation                        2,240                   2,394
Revenue, International Project, 4.75%,
8/1/11
Strategic Fund, Limited Obligation                          820                     888
Revenue, International Project, 5.00%,
8/1/13
Trunk Line, Series A, 5.25%, 11/1/13                        600                     682
Trunk Line Fund, 3.00%, 9/1/09                              150                     153
Underground Storage Tank Financial                        3,500                   3,571
Assurance Authority, Series I, 6.00%,
5/1/05
University of Michigan Hospital                           4,130                   4,527
Revenue, 5.00%, 12/1/08                                                        --------

                                                                                 49,084
                                                                               --------
Minnesota (3.5%)
Elk River, Independent School District                    2,985                   3,036
No. 728, Series C, 4.00%, 2/1/17
Housing Finance Agency, 4.55%,                            1,525                   1,561
7/1/12, (Callable 7/1/11 @ 100)
Minneapolis & St. Paul Airport                            2,855                   2,869
Revenue, Series B, (AMT), 5.00%,
1/1/05
State Housing Finance Agency, 3.40%,                      1,390                   1,341
7/1/12                                                                         --------
                                                                                  8,807
                                                                               --------
Mississippi (0.2%)
Series A, GO, 5.25%, 12/1/07                                500                     545
                                                                               --------
Missouri (2.8%)
Clay County Public School District No.                    2,000                   2,295
53, Liberty Direct Deposit Program, GO,
6.25%, 3/1/17, (Callable 3/1/10 @ 100)
Health & Education Facilities Authority                     335                     361
Revenue, Lake of the Ozarks General
Hospital, 6.50%, 2/15/21, (Pre-Refunded
2/15/06 @ 102)
State Regal Convention & Sports                           3,880                   4,422
Complex Authority, 5.25%, 8/15/12                                              --------


                                                                                  7,078
                                                                               --------

Nebraska (0.4%)
Investment Financial Authority, Single                      430                     436
Family Housing Revenue, Series D,
(AMT), 4.10%, 9/1/10
Investment Financial Authority, Single                      610                     620
Family Housing Revenue, Series D,                                              --------
(AMT), 4.25%, 9/1/11
                                                                                  1,056
                                                                               --------
Nevada (1.8%)
Clark County School District, Series B,                   3,700                   4,102
GO, 5.50%, 6/15/08
Douglas County, Solid Waste Disposal,                       100                     102
3.00%, 12/1/06
Douglas County, Solid Waste Disposal,                       100                     102
3.00%, 12/1/07
Douglas County, Solid Waste Disposal,                       100                     103
3.50%, 12/1/08
Douglas County, Solid Waste Disposal,                       100                     104
3.75%, 12/1/09                                                                 --------
                                                                                  4,513
                                                                               --------
New Jersey (2.3%)
Ocean County Utilities Authority,                         2,500                   2,706
Wastewater, Refunding, 6.00%, 1/1/07
Turnpike Authority Revenue, Series A,                     2,500                   2,964
6.00%, 1/1/13                                                                  --------

                                                                                  5,670
                                                                               --------
New York (1.3%)
Environmental Facilties Corp., Solid                      2,000                   1,998
Waste Disposition Revenue, Series A,
2.90%, 5/1/12
Metropolitan Transportation Authority,                    1,030                   1,149
Series M, 5.50%, 7/1/08                                                        --------
                                                                                  3,147
                                                                               --------

Ohio (1.3%)
Gateway Economic Development Corp.,                       1,000                   1,026
Greater Cleveland Excise Tax Revenue,
Senior Lien, (AMT), 5.13%, 9/1/05

Housing Financial Agency Management                         285                     290
Revenue, Series A-1, (AMT), 5.35%,
9/1/05
State Higher Education Facility                             500                     523
Revenue, John Carroll University, 4.00%,
 11/15/09
Summit County, GO, 6.00%, 12/1/09                           400                     461
Water Development Authority, Pollution                    1,000                   1,024
 Control Facility Revenue, 6.00%,                                              --------
6/1/05
                                                                                  3,324
                                                                               --------
Oregon (1.8%)
Department of Transportation, Highway                     1,045                   1,078
User Tax Revenue, 5.00%, 11/15/05
Jackson County School District No.                        1,060                   1,166
009, Eagle Point, GO, 5.00%, 6/15/09
Washington County Sewer Agency                            2,000                   2,353
Revenue, Series A, 5.75%, 10/1/12                                              --------

                                                                                  4,597
                                                                               --------

Pennsylvania (4.8%)
Chartiers Valley Joint School, ETM,                       4,110                   4,496
6.15%, 3/1/07, (Callable 1/28/05 @
100)
Delco School District, Series A, 5.00%,                   1,500                   1,581
2/15/23
Delco School District, Series A, 5.00%,                   1,535                   1,586
2/15/24
GO, 5.00%, 10/1/05                                        3,000                   3,085
Housing Finance Agency, 4.50%,                            1,195                   1,222
10/1/09                                                                        --------
                                                                                 11,970
                                                                               --------

Puerto Rico (3.7%)
Public Building Authority Revenue,                        2,000                   2,195
Series I, 5.50%, 7/1/23, (Callable 7/1/14
@ 100)
Commonwealth, Refunding                                   2,000                   2,165
Series A, 5.00%, 7/1/30
Public Buildings Authority                                2,000                   2,103
Revenue, Refunding, Government
Facilities, Series K, 4.50%, 7/1/22
Public Finance Corp.,                                     2,500                   2,820
Commonwealth Appropriations, Series A,                                         --------
 5.75%, 8/1/27

                                                                                  9,283
                                                                               --------
Rhode Island (1.2%)
Depositors Economic Protection Corp.,                     2,535                   2,969
Series A, ETM, 5.88%, 8/1/11                                                   --------

South Carolina (0.4%)
Anderson County School District No.                         890                   1,028
002, Series B, GO, 6.00%, 3/1/13,                                              --------
(Callable 3/1/10 @ 101)

Tennessee (2.7%)
Housing Development Agency, Series A,                     1,100                   1,109
 4.00%, 7/1/10
Metropolitan Nashville Airport                            2,570                   2,770
Authority Revenue, (AMT), 5.38%,
7/1/14, (Callable 7/1/08 @ 102)
Shelby County, Health, Educational &                      1,795                   1,923
Housing Facilities Board, Revenue,
5.00%, 9/1/24
Shelby County, Health, Educational &                      1,000                   1,029
Housing Facilities Board, Revenue R,                                           --------
4.00%, 9/1/06
                                                                                  6,831
                                                                               --------
Texas (2.3%)
Dallas Waterworks & Sewer Systems                         1,000                   1,114
Revenue, 5.25%, 10/1/09
Houston Airport System Revenue, Series                    1,900                   1,937
 A, (AMT), 5.00%, 7/1/05
Huffman Independent School District,                        100                     106
GO, 7.00%, 2/15/06
Huffman Independent School District,                        160                     177
GO, 7.00%, 2/15/07
Municipal Power Agency Revenue,                             500                     510
4.00%, 9/1/12
Series A, GO, 6.00%, 10/1/08                              1,600                   1,812
                                                                               --------
                                                                                  5,656
                                                                               --------

Utah (1.3%)
Housing Corp., Single Family Mortgage                       680                     671
 Revenue, Series A, Class I, (AMT),
2.00%, 7/1/06
Housing Corp., Single Family Mortgage                       880                     872
 Revenue, Series A, Class I, (AMT),
2.35%, 7/1/07
St. George Water Revenue, Series A,                       1,530                   1,579
5.60%, 6/1/10, (Prerefunded 6/1/05 @                                           --------
101)
                                                                                  3,122
                                                                               --------
Virginia (0.9%)
Richmond, GO, 5.38%, 7/15/13,                             2,000                   2,268
(Callable 7/15/11 @ 101)                                                       --------

Washington (6.0%)
Energy Northwest, Electric Revenue,                       4,040                   4,486
Columbia General Station, Series F,
5.25%, 7/1/16
Grant County Public Utility District No.                  2,485                   2,748
 002, Electric Revenue, 5.00%, 1/1/11
King County School District No. 401,                      2,590                   2,784
Highline Public Schools, GO, 5.13%,
12/1/20, (Callable 6/1/12 @ 100)
King County School District No. 415,                      2,000                   2,289
Kent, Series A, GO, 5.55%, 12/1/11
Motor Vehicle Fuel Tax, R-92D, 6.25%,                     1,000                   1,110
 9/1/07
Port Tacoma, Series A, GO, (AMT),                         1,010                   1,084
4.90%, 12/1/07
Yakima County, GO, 5.25%, 12/1/16,                          425                     469
(Callable 12/1/12 @ 100)                                                       --------

                                                                                 14,970
                                                                               --------

Total Municipal Bonds                                                           248,244
                                                                               --------

Money Markets (0.2%)
AIM Tax Free Money Market Fund                              100                      --#
Dreyfus Tax Exempt Money Market                           2,818                       3
Fund
Federated Tax Exempt Money Market                       468,632                     469
Fund
Merrill Lynch Institutional Tax Exempt                    5,191                       5
Fund                                                                           --------
Total Money Markets                                                                 477
                                                                               --------

Total (Cost $234,981) (a) - 99.9%                                              $248,721
                                                                               ========

------------

Percentages indicated are based on net assets of $249,032.
See notes to schedules of portfolio investments.

Fifth Third Ohio Municipal Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                               Shares or Principal Amount         Value
                                               --------------------------         -----
Municipal Bonds (97.0%)
Ohio (94.6%)
Akron, GO, 5.50%, 12/1/07                              $    2,000               $  2,197
Akron, Various Purpose Improvement,                           500                    512
GO, 5.60%, 12/1/06, (Callable 12/1/04 @
102)
American Municipal Power - Ohio, Inc.,                      1,825                  2,049
5.25%, 1/1/11
Beavercreek Local School District,                          1,500                  1,894
6.60%, 12/1/15
Berea, GO, 5.13%, 12/1/13                                   1,215                  1,324
Building Authority, 5.25%, 10/1/10,                         2,410                  2,665
(Callable 4/1/09 @ 101)
Butler County Hospital Facilities                           2,000                  1,949
Revenue, 4.75%, 11/15/18, (Callable
11/15/08 @ 101)
Butler County Transportation                                2,000                  2,254
Improvement District,  Series A, 6.00%,
4/1/12, (Callable 4/1/08 @ 102)
Cincinnati City School District,                            3,000                  3,410
Classroom Facilities Construction &
Improvements, 5.25%, 12/1/14, (Callable
12/1/13 @ 100)
Cleveland Public Power System                               4,900                  5,284
Revenue, 5.25%, 11/15/16, (Callable
11/15/06 @ 102)
Cleveland Stadium Project, 5.25%,                           4,110                  4,514
11/15/11, (Callable 11/15/07 @ 102)
Columbus Sewer Revenue, 5.00%,                              2,000                  2,093
6/1/06
Columbus, Refunding, Police/Fireman                         1,000                  1,076
Disability, 5.00%, 7/15/14
Columbus, Series 2, GO, 6.00%,                              4,090                  4,499
6/15/07
Cuyahoga County Hospital Revenue,                           2,245                  2,495
5.50%, 2/15/09
Cuyahoga County Jail Facilities, GO,                        3,000                  3,435
5.25%, 10/1/13
Dayton-Montgomery County Port                               1,105                  1,143
Authority, Development-Parking Garage
Project, Series A, 5.00%, 11/15/17
Economic Development Revenue,                                 480                    487
3.50%, 12/1/07
Economic Development Revenue,                                 815                    846
4.40%, 12/1/12
Erie County Hospital  Facilities                              400                    423
Revenue, 5.00%, 8/15/08
Erie County Hospital Facilities Revenue,                      250                    274
 5.50%, 8/15/12
Euclid City School District, GO, 5.13%,                     1,500                  1,579
 12/1/11, (Callable 12/1/05 @ 102)

Franklin County Development Revenue,                        2,270                  2,497
5.50%, 10/1/12, (Callable 10/1/09 @
101)
Franklin County, Online Computer                            2,270                  2,451
Library Center, 5.00%, 4/15/10
Greater Cleveland Regional Transit                          1,455                  1,635
Authority, 5.38%, 12/1/11, (Callable
12/1/08 @ 101)
Hamilton County Hospital Facilities                         1,000                  1,076
Revenue, 5.20%, 12/1/13, (Callable
12/1/07 @ 101)
Hamilton County Hospital Facilities                         1,510                  1,622
Revenue, Cincinnati Childrens Hospital,
Series J, 4.50%, 5/15/14
Hamilton County Hospital Facilities,                        2,670                  2,951
Revenue, 5.25%, 5/15/11, (Callable
11/15/08 @ 101)
Hamilton County Sewer System                                1,000                  1,060
Revenue, Series A, 5.60%, 12/1/08,
(Callable 12/1/05 @ 102)
Higher Education, Capital Facilities                        2,000                  2,259
Revenue, 5.50%, 12/1/09
Higher Education, Capital Facilities                        2,350                  2,433
Revenue, Series II-A, 5.25%, 12/1/05
Higher Education, Capital Facilities                        4,695                  5,151
Revenue, Series II-A, 5.50%, 12/1/07
Higher Education, Capital Facilities                        2,000                  2,198
Revenue, Series II-A, 5.00%, 12/1/08
Higher Education, Case Western                              6,500                  7,905
Reserve, 6.25%, 7/1/14
Higher Education, Dennison University                       1,000                  1,144
Project, 5.50%, 11/1/12, (Callable
11/1/11@ 101)
Higher Education, John Carroll                              1,435                  1,612
University, 5.25%, 11/15/14, (Callable
11/15/13 @ 100)
Higher Education, John Carroll                              1,490                  1,663
University, 5.25%, 11/15/15, (Callable
11/15/13 @ 100)
Hilliard School District, 5.50%,                            2,780                  3,100
12/1/08
Housing Authority, 4.63%, 9/1/31,                           1,975                  2,029
(Callable 1/1/11 @ 100)
Housing Finance Agency, (AMT),                                430                    440
3.95%, 9/1/08
Housing Finance Agency, (AMT),                                725                    738
4.15%, 9/1/09
Housing Finance Agency, (AMT),                                270                    275
4.35%, 9/1/10
Housing Finance Agency, (AMT),                                830                    817
3.65%, 9/1/11
Housing Finance Agency, (AMT),                                280                    287
4.55%, 9/1/11
Housing Finance Agency, (AMT),                              1,220                  1,222
3.30%, 9/1/30
Knox County Hospital Facilities                             1,150                  1,226
Revenue, 4.70%, 6/1/08
Knox County Hospital Facilities                             6,250                  6,823
Revenue, 5.00%, 6/1/12

Lucas County, 6.65%, 12/1/12                                  160                    161
Lucas County Hospital Revenue, 6.00%,                       2,000                  2,003
 11/15/04
Mental Health Capital Facilities, Series                    2,135                  2,401
II-A, 5.00%, 6/1/13
Montgomery County Catholic Health                           2,750                  3,016
Initiatives, Series A, 6.00%, 12/1/26
Montgomery County Sisters of Charity                          155                    155
Revenue, 6.50%, 5/15/08
Montgomery County Solid Waste                               3,000                  3,158
Revenue, 5.40%, 11/1/08, (Callable
11/1/05 @ 102)
Municipal Electric Generation Agency,                       3,675                  4,101
Refunding, Joint Venture, 5-CTFS Ben
Int, 5.00%, 2/15/14
North Olmstead, 6.20%, 12/1/11                              3,000                  3,566
Penta Career Center, 5.00%, 4/1/10                          1,330                  1,469
Revenue, Major New State Infrastructure,                    3,000                  3,142
 Series 1, 5.00%, 6/15/06
Sidney Construction, 4.90%, 11/1/07                           725                    734
Solid Waste Revenue, 4.85%, 11/1/22                         3,000                  3,154
State Building Authority, Refunding,                        1,230                  1,377
State Facilities-Administration Building
Fund, Series A, 5.00%, 4/1/13
State Schools, 5.00%, 6/15/13                               1,000                  1,121
State Solid Waste Revenue, Refunding,                       1,500                  1,483
Republic Services Project, 4.25%,
4/1/33
State, GO, 6.65%, 9/1/09                                    1,000                  1,111
Toledo-Lucas County, Port Authority                         1,155                  1,235
Special Assessment Revenue, Crocker
Park Public Improvement Project,
5.00%, 12/1/08
Toledo-Lucas County, Port Authority                         1,110                  1,184
Special Assessment Revenue, Crocker
Park Public Improvement Project, 5.00%,
12/1/09
Turnpike Revenue, Series A, 5.70%,                          5,000                  5,339
2/15/17, (Prerefunded 2/15/06 @ 102)
University of Cincinnati, 5.00%,                              300                    332
6/1/10
University of Cincinnati, GO, 5.50%,                        2,000                  2,251
6/1/09
Water Development Authority, Pollution                      1,000                  1,096
 Control Facilities Revenue, 5.25%,
12/1/08, (Callable 12/1/07 @ 101)
Water Revenue, 5.30%, 12/1/10,                              4,000                  4,121
(Callable 6/1/05 @ 101)
West Geauga Local School District, GO,                      1,000                  1,023
 5.55%, 11/1/05, (Callable 11/1/04 @
102)
West Geauga Local School District, GO,                      1,000                  1,024
 5.65%, 11/1/06, (Callable 11/1/04 @
102)
Westlake City School District, Series A,                    1,050                  1,053
 GO, 5.05%, 12/1/04                                                             --------
                                                                                 151,826
                                                                                --------
Puerto Rico (2.4%)
Commonwealth, Refunding                                     1,000                  1,083
Series A, 5.00%, 7/1/30

Public Buildings Authority                                  1,000                  1,052
Revenue, Refunding, Government
Facilities, Series K, 4.50%, 7/1/22
Public Finance Corp.,                                       1,500                  1,692
Commonwealth Appropriations, Series A,                                          --------
 5.75%, 8/1/27
                                                                                   3,827
                                                                                --------
Total Municipal Bonds                                                            155,653
                                                                                --------

Money Markets (1.4%)
Federated Ohio Municipal Cash Trust                            83                     --#
Touchstone Ohio Money Fund                              2,184,540                  2,185
                                                                                --------
Total Money Markets                                                                2,185
                                                                                --------

Total (Cost $150,647) (a) - 98.4%                                               $157,838
                                                                                ========

----------

Percentages indicated are based on net assets of $160,419.
See notes to schedules of portfolio investments.

Fifth Third Michigan Municipal Bond Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                             Shares or Principal Amount         Value
                                             --------------------------         -----
Municipal Bonds (98.0%)
Michigan (96.0%)
Ann Arbor Water Supply Systems,                      $      880                $    972
5.00%, 2/1/10
Avondale School District, UTGO,                             800                     882
5.00%, 5/1/10
Berkley School District, GO, 7.00%,                       1,300                   1,433
1/1/07
Birmingham City School                                    1,905                   2,118
District, 5.00%, 11/1/10
Building Authority Revenue, Facilities                    2,000                   2,196
Program, Series III, 5.00%, 10/15/08
Building Authority Revenue, State                         1,700                   1,749
Police Communications III, 5.00%,
10/1/05
Cadillac Area Public Schools, UTGO,                         300                     308
7.25%, 5/1/05
Central Michigan University, 5.00%,                       1,605                   1,775
10/1/09
Certificate of Participation, Series A,                   1,000                   1,110
5.00%, 9/1/31
Charles Stewart Mott Community                            1,000                   1,106
College, UTGO, 5.00%, 7/1/09
Clarkston Schools, 4.00%,                                   200                     210
5/1/12
Comprehensive Transportation, Series                      3,000                   3,341
A, 5.25%, 5/15/09
Comprehensive Transportation, Series                      1,390                   1,548
B, 5.25%, 5/15/09
Detroit  City School District, 5.50%,                     1,730                   1,820
5/1/06
Detroit  Economic Development Corp.,                      2,500                   2,564
(AMT), 4.00%, 5/1/06
Detroit City School District, Building &                  1,000                   1,088
 Site Improvements, Series A, 5.00%,
5/1/08
Detroit Convention Facilities, 5.00%,                     2,000                   2,196
9/30/08
Detroit Water Supply Systems, Series                      2,000                   2,150
C, 5.00%, 7/1/07
Detroit, GO, 6.00%, 4/1/06                                  750                     793
Dexter Community School District, GO,                     1,730                   1,902
 6.25%, 5/1/07
Farmington Hills Economic                                   470                     475
Development Corp. Revenue, Botsford
Continuing Care, Series A, 5.20%,
2/15/05
Ferndale, UTGO, 4.50%, 4/1/10                             1,190                   1,285
Forest Hills Public Schools, GO,                          2,785                   3,076
5.25%, 5/1/09
Frankenmuth School District, UTGO,                          100                     102
5.50%, 5/1/05

Frankenmuth School District, UTGO,                          125                     132
5.50%, 5/1/06
Grand Rapids & Kent County Joint                            605                     679
Building, GO, 5.50%, 10/1/09
Grand Rapids & Kent County Joint                            535                     583
Building, UTGO, 5.50%, 10/1/07
Grand Rapids Charter Township, Porter                       200                     202
Hills Obligated Group, 4.35%, 7/1/05
Greater Detroit Resource Recovery                         2,500                   2,713
Authority, 6.25%, 12/13/06
Higher Education Facilites Authority                        590                     609
Revenue, Kalamazoo College Project,
5.25%, 12/1/05
Higher Education Facilites Authority                        725                     770
Revenue, Kalamazoo College Project,
5.25%, 12/1/06
Higher Education Facilities Authority                       320                     338
Revenue, Hope College Project, 4.60%,
10/1/08
Higher Education Facility Authority -                     1,265                   1,323
Thomas M. Cooley Law School, 4.75%,
5/1/07
Higher Education Student Loan                             2,525                   2,641
Authority Revenue, (AMT), 5.00%,
3/1/07
Higher Education Student Loan                             1,000                   1,074
Authority Revenue, Series XII-W (AMT),
 4.60%, 9/1/08
Higher Education Student Loan                               200                     216
Authority Revenue, Series XII-W (AMT),
 4.75%, 3/1/09
Higher Education Student Loan                             1,000                   1,016
Authority Revenue, Series XVII-I (AMT),
 3.65%, 3/1/10
Higher Education, Kalamazoo College,                        655                     657
5.25%, 12/1/04
Hospital Finance Authority Revenue,                         730                     747
Oakwood Obligated Group, 5.00%,
11/1/05
Hospital Finance Authority Revenue, St.                   1,450                   1,515
 John's Hospital & Medical Center,
5.00%, 5/15/06
Hospital Finance Authority, Bay                           1,855                   1,954
Medical Center, Series A, 5.38%, 7/1/06

Hospital Financial Authority Revenue,                     1,000                   1,052
7.50%, 10/1/27, (Prerefunded 10/1/05 @
100)
Hospital Financial Authority Revenue,                       200                     202
Hospital Crittenton, Series A, 3.50%,
3/1/06
Hospital Financial Authority Revenue,                       200                     205
Hospital Crittenton, Series A, 3.85%,
3/1/07
Hospital Financial Authority Revenue,                       300                     310
Hospital Crittenton, Series A, 4.15%,
3/1/08
Hospital Financial Authority Revenue,                     1,055                   1,086
Sparrow Obligation Group, 5.00%,
11/15/05

Hospital Financial Authority Revenue,                       735                     769
Sparrow Obligation Group, 5.00%,
11/15/06
Housing Development Authority,                               70                      70
(AMT), Series B, 3.25%, 12/1/05
Housing Development Authority,                              175                     177
(AMT), Series B, 3.55%, 12/1/06
Housing Development Authority,                              215                     219
(AMT), Series B, 3.85%, 12/1/07
Housing Development Authority,                              305                     312
(AMT), Series B, 4.13%, 12/1/08
Housing Development Authority,                              355                     364
(AMT), Series B, 4.35%, 12/1/09
Housing Development Authority,                              455                     467
(AMT), Series B, 4.55%, 12/1/10
Housing Development Authority,                              485                     502
(AMT), Series B, 4.65%, 12/1/11
Housing Development Authority,                              930                     965
Parkway Meadows Project, 3.50%,
10/15/08
Housing Development Authority,                              710                     732
Parkway Meadows Project, 3.50%,
10/15/09
Housing Development Authority, Single                       830                     830
 Family, (AMT), 3.85%, 12/1/04
Jackson County Economic Development                       1,500                   1,500
Corp., Limited Obligation Revenue, Vista
 Grande Villa, Series A, 1.74%, 11/1/31

Kalamazoo Hospital Finance Authority                        750                     827
Revenue, Bronson Methodist Hospital,
5.50%, 5/15/08
Kenowa Hills Public Schools,  UTGO,                       1,000                   1,052
5.50%, 5/1/06
Kent, Hospital Finance Authority                            430                     462
Revenue, Spectrum Health, 5.25%,
1/15/08
Municipal Bond Authority Revenue,                         2,000                   2,068
5.00%, 12/1/05
Municipal Bond Authority Revenue,                         1,000                   1,087
Series A, 5.25%, 12/1/07
Municipal Building Authority Revenue,                     1,000                   1,105
Government Loan Program, Series C,
5.00%, 5/1/10
Muskegon County, Wastewater                               1,130                   1,183
Management System, No. 1, (AMT),
5.00%, 7/1/06
Muskegon County, Wastewater                               1,000                   1,087
Management System, No. 1, (AMT),
5.00%, 7/1/08
Novi Community School District,                           1,000                   1,057
Building & Site Improvements, 4.13%,
5/1/08
Novi Community School District,                           2,320                   2,539
Building & Site Improvements, 5.00%,
10/1/08
South Central Power Agency, Power                            65                      68
Supply System Revenue, 5.80%,
11/1/05

South Central Power Agency, Power                         1,935                   2,008
Supply System Revenue, 5.80%,
11/1/05
South Macomb Disposal Authority                           1,115                   1,223
Revenue, 5.00%, 9/1/08
South Redford School District, GO,                        1,575                   1,699
5.25%, 5/1/09, (Prerefunded 5/1/07 @
100)
State Hospital Finance Authority                            450                     462
Revenue, 4.15%, 1/1/12
Strategic Fund Obligation International,                  1,030                   1,030
2.00%, 8/1/05
Strategic Fund, Hope Network Project,                       615                     648
Series B, 4.75%, 9/1/07
Strategic Fund, Limited Obligation                        2,000                   2,029
Revenue, Consumers Energy Company
Project, 3.38%, 6/15/10
Three Rivers Community Schools,                             970                   1,038
6.00%, 5/1/23, (Prerefunded  5/1/06 @
101)
Trunk Line, 5.00%, 10/1/07                                  700                     755
Trunk Line , Series A, 5.50%, 11/1/07                     1,025                   1,123
Trunk Line, Series A, 5.25%, 11/1/09                      1,000                   1,117
Underground Storage, Tank Financial                       2,270                   2,400
Assurance Authority, Series I, 6.00%,
5/1/06
University of Michigan Hospital                           2,000                   2,193
Revenue, 5.00%, 12/1/08
University of Michigan Hospital                             510                     562
Revenue, 5.00%, 12/1/09
Warren Building Authority, 3.70%,                           225                     234
11/1/09
Warren Consolidated School District,                      3,890                   4,165
5.00%, 5/1/07
Washtenaw Community College,                              2,355                   2,464
4.00%, 4/1/07
Wayne Charter, 5.25%, 12/1/05                             1,035                   1,071
Wayne Charter, Airport Revenue, Series                    2,000                   2,116
D, 5.25%, 12/1/06
Wayne County Community College,                           1,000                   1,117
5.25%, 7/1/09                                                                  --------

                                                                                105,119
                                                                               --------
Puerto Rico (2.0%)
Public Buildings Authority                                1,000                   1,052
Revenue, Refunding, Government
Facilities, Series K, 4.50%, 7/1/22
Public Finance Corp.,                                     1,000                   1,128
Commonwealth Appropriations, Series A,                                         --------
 5.75%, 8/1/27
                                                                                  2,180
                                                                               --------
Total Municipal Bonds                                                           107,299
                                                                               ========
Money Markets (0.5%)
AIM Tax Free Money Market Fund                              168                      --#
Dreyfus Tax Exempt Money Market                             110                      --#
Fund
Federated Tax Exempt Money Market                       565,406                     566
Fund
Merrill Lynch Institutional Tax Exempt                    5,032                       5
                                                                               --------
Fund
Total Money Markets                                                                 571
                                                                               --------

Total (Cost $105,775) (a) - 98.5%                                              $107,870
                                                                               ========

------------

Percentages indicated are based on net assets of $109,541.
See notes to schedules of portfolio investments.

NOTES TO STOCK AND BOND SCHEDULES OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------

*    Non-income producing security.

**   Rate represents the effective yield at purchase.

#    Market value is less than five hundred dollars.

(a)  Represents cost for financial reporting purposes.

(b)  Affiliate.

(c)  Dollar amount indicated represents expected per share annual dividend.

(d) Variable rate security. Rate presented represents rate in effect at October 31, 2004. Maturity date represents actual maturity date.

(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f) All or part of this security has been deposited as collateral for TBA security.

(g)  All or part of this security was on loan at October 31, 2004.

(h) All or part of this security has been deposited as initial margin on open futures contracts.

(i)  Common Stock.

(j)  Investment is in Institutional Shares of underlying fund.



The following abbreviations are used in these Schedules of Portfolio Investments:

ADR - American Depository Receipt
AMT - Alternative Minimum Tax Paper
CBTCS - Convertible Bond Transferable Custodial Security
ETM - Escrowed to Maturity
GDR - Global Depository Receipts
GO - General Obligation
LLC - Limited Liability Company
REITS - Real Estate Investment Trust
SPDR - Standard & Poor's Depository Receipt
TBA - To be announced
UTGO - Unlimited Tax General Obligation


                                       Cost of Investments for        Gross Unrealized    Gross Unrealized      Net Unrealized
                                        Federal Tax Purposes            Appreciation        Depreciation        Appreciation/
                                                                                                                (Depreciation)
------------------------------------------------------------------------------------------------------------------------------

Small Cap Growth Fund                                 $ 196,500          $ 63,073         $ (13,868)               $ 49,205
Mid Cap Growth Fund                                     318,699            83,533           (12,222)                 71,311
Quality Growth Fund                                     970,813           208,339           (70,285)                138,054
Large Cap Core Fund                                     101,767            16,744            (8,282)                  8,462
Equity Index Fund                                       299,188           269,751           (29,250)                240,501
Balanced Fund                                           175,636            14,249            (3,902)                 10,347
Micro Cap Value Fund                                    181,112            77,716           (13,076)                 64,640
Small Cap Value Fund                                    108,371            12,901            (5,131)                  7,770
Multi Cap Value Fund                                    259,999            81,130           (10,211)                 70,919
Disciplined Large Cap Value Fund                        566,934           121,633            (9,960)                111,673
LifeModel Aggressive Fund                                99,181            14,601              (895)                 13,706
LIfeModel Moderately Aggressive Fund                    222,682            26,433            (1,930)                 24,503
LifeModel Moderate Fund                                 456,665            23,614            (5,355)                 18,259
LifeModel Moderately Conservative Fund                   98,668             8,538            (1,049)                  7,489
LifeModel Conservative Fund                              57,431             2,240              (573)                  1,667
Strategic Income Fund                                   169,328             9,675            (1,971)                  7,704
Select Stock Fund                                        15,273             1,741              (481)                  1,260
Technology Fund                                          46,978             5,074            (2,320)                  2,754
International Equity                                    395,741            43,691           (56,539)                (12,848)
Bond Fund                                               348,688             7,276              (504)                  6,772
Intermediate Bond Fund                                  650,964             8,788            (1,870)                  6,918
Short Term Bond Fund                                    535,183             1,357            (6,928)                 (5,571)
U.S. Government Bond Fund                                79,700               927              (142)                    785
Municipal Bond Fund                                      53,889             5,785                 -                   5,785
Intermediate Municipal Bond Fund                        234,933            13,926              (138)                 13,788
Ohio Municipal Bond Fund                                150,452             7,531              (144)                  7,387
Michigan Municipal Bond Fund                            105,765             2,342              (237)                  2,105


Open futures contracts as of October 31, 2004:
(Amounts in thousands except contract amount)


                                                                                              Unrealized
                  Number of                                                                 Appreciation/
                  Contracts       Contract Type                     Notional Amount         (Depreciation)     Market Value
                  -------------   --------------------------------- --------------------   -----------------   -----------------

Large Cap
 Core Fund                  23    Standard & Poor's 500, 12/16/04               $ 6,530               $ (31)            $ 6,499
                  =============                                     ====================   =================   =================
Equity
 Index Fund                 25    Standard & Poor's 500, 12/16/04                 6,907                 157               7,064
                  =============                                     ====================   =================   =================
International
 Equity Fund               261    Long, CAC40 10, 12/17/04                       11,878                 510              12,388
                           105    Long, DAX, 12/17/04                            12,734                 615              13,349
                            20    Long, IBEX 35, 11/19/04                         2,045                 104               2,149
                            58    Long, FTSE 100, 12/17/04                        4,777                 166               4,943
                            34    Long, HANG SENG, 11/29/04                       2,784                  64               2,848
                            29    Long, SPI 200, 12/16/04                         1,822                 229               2,051
                            57    Long, TOPIX, 12/9/04                            5,936                (119)              5,817
                  -------------                                     --------------------   -----------------   -----------------
                           564                                                 $ 41,976             $ 1,569            $ 43,545
                  =============                                     ====================   =================   =================



As of October 31, 2004, the following Funds had securities on loan with the following market values and collateral amounts (Amounts in thousands):


                                                  Cash Collateral    Market Value of Loaned     Average Loan Outstanding
                                                                          Securities               during the period
                                                  -----------------  ----------------------------------------------------

Small Cap Growth Fund                                $ 54,650                $ 53,182                $ 42,449
Mid Cap Growth Fund                                    96,427                  93,837                  75,672
Quality Growth Fund                                    70,798                  68,895                  59,737
Large Cap Core Fund                                    10,196                   9,922                   8,399
Equity Index Fund                                      79,042                  76,919                  49,838
Balanced Fund                                          10,894                  10,601                   7,767
Multi Cap Value Fund                                   57,610                  56,062                  49,502
Disciplined Large Cap Value Fund                       45,414                  44,194                  43,209
Select Stock Fund                                         505                     491                     491
Technology Fund                                        10,824                  10,533                   7,677
International Equity Fund                              28,620                  27,851                  28,914
Bond Fund                                               7,556                   7,353                   9,848
Intermediate Bond Fund                                175,287                 170,578                 168,725
Short Term Bond Fund                                  182,318                 177,420                 184,551


At October 31, 2004, each Fund's loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements, certificate of deposits, commercial paper and floating rate notes (with interest rates ranging from 1.66% to 2.09% and maturity dates ranging from November 1, 2004 to April 1, 2014).


International Equity Fund Foreign Currency Contracts as of October 31, 2004
(Amounts in thousands):

                               CONTRACT                        CURRENT
                                AMOUNT          CONTRACT        VALUE              UNREALIZED
     DELIVERY                   (LOCAL          VALUE U.S.       U.S.             APPRECIATION/
       DATE                    CURRENCY)         DOLLAR         DOLLAR            DEPRECIATION
     --------                  ---------       ----------       -------           -------------

AUSTRALIAN DOLLAR
-----------------
Long Contracts
  12/16/04                       2,620           1,813           1,961                 148

BRITISH POUND STERLING
----------------------
Long Contracts
  12/16/04                       1,532           2,740           2,806                  66
  12/16/04                       1,110           1,966           2,033                  67

EURO
----
Short Contracts
  12/16/04                       3,977           4,877           5,087                (210)
  12/16/04                       2,413           2,964           3,087                (123)
  12/16/04                         825           1,011           1,055                 (44)
  12/16/04                         775             970             991                 (21)
  12/16/04                       1,465           1,866           1,874                  (8)
Long Contracts
  12/16/04                       6,967           8,522           8,911                 389
  12/16/04                         789             967           1,010                  43
  12/16/04                       1,069           1,310           1,367                  57
  12/16/04                       1,176           1,444           1,505                  61
  12/16/04                       7,509           9,208           9,605                 397
  12/16/04                       9,100          11,137          11,638                 501
  12/16/04                       2,950           3,609           3,773                 164
  12/16/04                       1,600           1,940           2,047                 107

JAPANESE YEN
-------------
Short Contracts
  12/16/04                     873,640           8,013           8,280                (267)
  12/16/04                   1,227,508          11,224          11,633                (409)
  12/16/04                     861,123           7,898           8,161                (263)
  12/16/04                     557,830           5,113           5,287                (174)
   1/20/05                     916,768           8,396           8,707                (311)
Long Contracts
  11/02/04                     306,838           2,888           2,899                  11
  12/16/04                     307,528           2,818           2,914                  96
  12/16/04                     366,986           3,366           3,478                 112
  12/16/04                   1,352,172          12,408          12,815                 407
  12/16/04                   1,826,820          16,704          17,313                 609
  12/16/04                     310,000           2,842           2,938                  96
   1/20/05                     916,768           8,460           8,707                 247
                                                                                -----------
                                                                                     1,748
                                                                                ===========


The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of October 31, 2004, were as follows:


                                             SMALL CAP     MID CAP   QUALITY  LARGE CAP  EQUITY    MICRO CAP
                                               GROWTH      GROWTH    GROWTH    CORE      INDEX       VALUE
                                                 FUND       FUND      FUND     FUND      FUND        FUND
                                           ------------------------------------------------------------------

Advertising                                         -          -         -         -      0.2%        0.3%
Aerospace/Defense                                1.4%       1.2%      3.1%      1.8%      1.7%           -
Agriculture                                         -          -         -      2.4%      1.2%           -
Airlines                                            -          -         -         -      0.1%        0.6%
Apparel                                          1.4%       2.0%         -         -      0.4%        6.8%
Auto Manufacturers                               0.8%          -         -      1.0%      0.6%           -
Auto Parts & Equipment                              -          -         -      0.3%      0.2%        1.2%
Banks                                            3.3%       1.4%      6.2%      7.3%      6.6%        0.4%
Beverages                                           -          -         -      1.2%      2.3%           -
Biotechnology                                    2.4%       1.3%      2.5%         -      1.0%           -
Building Materials                                  -          -         -      1.3%      0.3%        1.4%
Cash Equivalents                                23.7%      28.2%      6.4%     15.4%     16.0%        4.1%
Chemicals                                           -       1.1%         -      1.6%      1.6%        4.1%
Commercial Services                              2.4%       6.4%      3.0%         -      0.9%        4.0%
Computers                                        0.9%       4.3%      4.8%      4.1%      4.1%        4.8%
Cosmetics/Personal Care                             -       1.3%         -      1.9%      2.3%           -
Distribution/Wholesale                              -       3.1%         -         -      0.1%        2.1%
Diversified Financial Services                   1.6%       3.3%      5.0%      3.9%      8.1%        1.4%
Electric                                         1.2%          -         -      1.6%      2.8%           -
Electrical Components & Equipment                3.1%          -      1.7%      0.7%      0.3%        1.4%
Electronics                                      4.1%       8.2%      3.7%      0.9%      0.6%        4.3%
Engineering & Construction                          -          -         -         -        -^        1.8%
Entertainment                                    0.4%       0.2%      3.0%         -      0.1%        1.8%
Environmental Control                               -       1.0%         -         -      0.2%        0.8%
Food                                                -          -      1.5%      1.3%      1.8%        0.6%
Forest Products & Paper                             -          -         -      0.9%      0.6%           -
Gas                                                 -          -         -      0.9%      0.2%           -
Hand/Machine Tools                                  -          -         -      0.2%      0.1%        0.2%
Healthcare-Products                              6.1%       8.6%      5.1%      3.9%      3.6%        3.1%
Healthcare-Services                              1.6%       1.5%      1.9%      1.6%      1.2%        1.3%
Home Builders                                    1.1%       3.2%         -         -      0.2%           -
Home Furnishings                                    -          -         -         -      0.1%        4.2%
Household Products/Wares                         2.8%          -         -         -      0.3%        0.7%
Housewares                                          -          -         -         -      0.1%        0.6%
Insurance                                        1.9%       1.8%         -      8.0%      4.4%        1.1%
Internet                                         4.8%       5.0%         -         -      1.3%        2.3%
Investment Companies                                -       1.3%         -         -         -        1.4%
Iron/Steel                                       1.2%          -         -         -      0.1%        4.5%
Leisure Time                                     0.6%          -      1.4%         -      0.5%        0.7%
Lodging                                          1.0%          -         -         -      0.3%           -
Machinery-Construction & Mining                  0.9%          -         -         -      0.3%           -
Machinery-Diversified                            0.5%       1.0%      1.0%      0.3%      0.3%        0.8%
Media                                               -       1.2%         -      3.3%      3.3%           -
Metal Fabricate/Hardware                            -          -         -         -        -^        1.3%
Mining                                              -          -         -      0.2%      0.6%        2.6%
Miscellaneous Manufacturing                      2.3%          -      8.6%      5.4%      5.8%        2.0%
Office/Business Equipment                           -          -         -      1.6%      0.2%           -
Oil & Gas                                        3.5%       4.5%      1.1%      7.0%      6.3%        2.3%
Oil & Gas Services                               1.2%          -      1.0%      0.6%      0.7%        4.3%
Packaging & Containers                              -          -         -      0.5%      0.1%           -
Pharmaceuticals                                  8.1%       5.7%      5.1%      5.4%      6.2%        1.4%
Pipelines                                           -          -         -         -      0.2%        0.4%
REITS                                               -          -         -         -      0.4%        1.8%
Retail                                           8.8%      11.0%     13.0%      7.9%      7.1%        7.6%
Savings & Loans                                  1.8%          -         -         -      0.6%           -
Semiconductors                                   5.9%       7.5%     16.6%      2.5%      3.1%        1.4%
Software                                         8.7%       1.8%      3.6%      5.7%      5.0%        0.9%
Storage/Warehousing                                 -          -         -         -         -        1.2%
Telecommunications                               6.5%       6.7%      4.9%      6.1%      6.0%        3.4%
Textiles                                            -       1.2%      2.3%         -      0.1%        1.1%
Toys/Games/Hobbies                               1.2%          -         -         -      0.1%           -
Transportation                                   5.2%          -         -      0.6%      1.6%        5.7%
Trucking & Leasing                                  -          -         -         -        -^           -
Water                                               -          -         -         -         -           -


                                                                     DISCIPLINED
                                           SMALL CAP     MULTI CAP    LARGE CAP    SELECT                     INTERNATIONAL
                                             VALUE        VALUE         VALUE       STOCK         TECHNOLOGY     EQUITY
                                              FUND        FUND          FUND         FUND            FUND         FUND
                                          ----------------------------------------------------------------------------------

Advertising                                       -        0.6%            -             -             -           0.2%
Aerospace/Defense                                 -        1.2%         4.1%          4.8%             -           0.5%
Agriculture                                       -           -            -             -             -           0.9%
Airlines                                          -           -            -             -             -           0.1%
Apparel                                        1.1%           -            -             -             -           0.1%
Auto Manufacturers                                -        0.4%         2.1%             -             -           3.6%
Auto Parts & Equipment                         0.2%        2.2%            -             -             -           0.5%
Banks                                             -        1.7%         8.3%             -             -          16.5%
Beverages                                      1.7%           -            -             -             -           1.0%
Biotechnology                                     -        1.7%            -             -          1.7%             -^
Building Materials                                -        0.9%         1.2%             -             -           1.4%
Cash Equivalents                              12.1%       24.6%         9.4%         11.1%         21.7%          14.0%
Chemicals                                      5.4%           -         5.2%             -             -           1.9%
Closed-end Funds                                  -        0.6%            -             -             -              -
Commercial Services                            7.4%        0.2%            -          5.5%             -           0.9%
Computers                                      2.5%        3.7%         3.8%          7.0%          9.6%           0.4%
Cosmetics/Personal Care                           -        0.9%            -             -             -           0.5%
Distribution/Wholesale                            -           -         1.5%             -             -           0.7%
Diversified Financial Services                 1.6%        3.9%         7.5%          9.3%             -           1.0%
Electric                                       6.2%        2.5%         5.0%             -             -           3.1%
Electrical Components & Equipment                 -        0.4%            -             -             -           1.0%
Electronics                                    2.0%        2.1%         2.5%          4.7%          7.1%           1.6%
Engineering & Construction                        -           -            -             -             -           0.9%
Entertainment                                     -           -            -          4.0%          2.3%           0.3%
Environmental Control                             -        0.9%            -             -             -             -^
Food                                           1.2%        5.7%         4.9%             -             -           2.8%
Food Service                                      -           -            -             -             -           0.1%
Forest Products & Paper                           -        1.1%         4.1%             -             -           0.5%
Gas                                            2.3%           -            -             -             -           0.6%
Hand/Machine Tools                                -        1.3%            -             -             -           0.4%
Healthcare-Products                            0.9%        1.5%            -          9.1%             -           0.3%
Healthcare-Services                            5.2%        2.3%         0.7%             -             -              -
Holding Companies-Diversified                     -           -            -             -             -           0.6%
Home Builders                                     -           -            -             -             -           0.3%
Home Furnishings                                  -        2.0%            -             -             -           1.0%
Household Products/Wares                       1.2%        0.6%            -             -             -           0.3%
Housewares                                        -        0.2%            -             -             -           0.1%
Insurance                                      9.2%        5.3%         7.0%             -             -           3.1%
Internet                                       3.0%           -            -             -         19.0%           0.3%
Investment Companies                           1.1%        1.8%            -             -             -           3.4%
Iron/Steel                                        -        0.2%            -             -             -           0.8%
Leisure Time                                      -           -         0.9%             -             -           0.1%
Lodging                                           -           -            -             -             -           0.2%
Machinery-Construction & Mining                   -           -         2.1%             -             -           0.1%
Machinery-Diversified                             -        2.2%            -          3.8%             -           0.2%
Media                                             -        2.0%         2.8%             -             -           1.8%
Metal Fabricate/Hardware                          -           -            -             -             -           0.2%
Mining                                         7.4%           -            -          3.2%             -           1.9%
Miscellaneous Manufacturing                       -        3.7%         5.0%          3.3%             -           1.6%
Office Furnishings                                -           -            -             -             -             -^
Office/Business Equipment                         -           -            -             -             -           0.9%
Oil & Gas                                      2.3%       10.0%        12.3%             -             -           8.2%
Oil & Gas Services                             6.9%        1.6%         1.8%             -             -             -^
Packaging & Containers                            -           -            -             -             -           0.1%
Pharmaceuticals                                1.9%        4.1%         4.0%          4.4%          2.3%           5.8%
Pipelines                                         -           -            -             -             -              -
Real Estate                                       -           -            -             -             -           1.2%
REITS                                             -        0.7%            -             -             -           0.1%
Retail                                         7.2%        8.0%         4.8%         10.3%             -           2.3%
Semiconductors                                 7.0%        2.8%         1.1%         13.7%         21.3%           0.6%
Software                                          -        0.9%            -             -          5.5%           0.4%
Storage/Warehousing                               -           -            -             -             -             -^
Telecommunications                             4.4%        7.1%         4.5%          6.1%         30.6%           9.1%
Textiles                                          -           -            -          2.6%             -           0.2%
Toys/Games/Hobbies                                -        0.5%            -             -             -           0.2%
Transportation                                    -        2.7%            -             -             -           1.3%
Trucking & Leasing                                -           -            -             -             -              -
Water                                             -           -            -             -             -           0.4%


------------------------------
^ Amount less than 0.05%.


The investment concentrations for the Balanced Fund and Strategic Income Fund as a percentage of net assets, by industry, as of October 31, 2004, were as follows:

                                                    Balanced      Strategic
                                                     Fund           Income
                                              -------------------------------
Advertising                                             2.0%            -
Aerospace/Defense                                       1.1%            -
Auto Manufacturers                                      0.2%         0.3%
Automobile ABS                                          4.9%            -
Banks                                                   5.3%        15.0%
Beverages                                               1.3%            -
Cash Equivalents                                        6.2%         2.3%
Chemicals                                               1.8%            -
Closed-end Funds                                           -         8.6%
Commercial MBS                                          6.7%            -
Computers                                               4.9%            -
Cosmetics/Personal Care                                 1.4%         0.3%
Credit Card ABS                                            -         0.3%
Diversified Financial Services                          3.1%        23.1%
Electric                                                1.0%         6.3%
Electrical Components & Equipment                       0.5%            -
Food                                                       -         2.0%
Forestry Products & Paper                                  -         1.0%
Gas                                                        -         0.6%
Healthcare-Products                                     4.4%            -
Holding Companies-Diversified                              -         0.6%
Home Furnishings                                           -         0.3%
Household Products/Wares                                1.4%            -
Insurance                                               3.8%         5.4%
Internet                                                1.1%            -
Investment Companies                                    5.3%         7.9%
Media                                                   1.2%         1.1%
Mining                                                  1.0%            -
Miscellaneous Manufacturing                             3.5%         0.2%
Oil & Gas                                               3.2%            -
Oil & Gas Services                                      1.1%            -
Other ABS                                               1.7%            -
Pharmaceuticals                                         4.8%         1.6%
Pipelines                                               0.7%         0.6%
Regional (state/provnc)                                    -         0.6%
REITS                                                      -         9.0%
Retail                                                  7.6%         1.2%
Savings & Loans                                         0.6%         0.5%
Semiconductors                                          0.9%            -
Software                                                3.0%            -
Sovereign                                              15.1%         5.3%
Telecommunications                                      4.1%         1.9%
TRAINS                                                  1.3%         0.3%
Transportation                                          1.7%            -
WL Collateral CMO                                       3.6%         4.0%



The investment concentrations for the Bond Funds as a percentage of net assets, by industry, as of October 31, 2004, were as follows:


                                                                                   U.S.
                                                   Intermediate   Short Term    Government
                                                       Bond          Bond          Bond
                                        Bond Fund      Fund          Fund          Fund
                                     --------------------------------------------------------

Agency Collateral PAC CMO                   -              -          7.5%             -
Agriculture                                 -           0.2%             -             -
Auto Manufacturers                       0.5%           1.5%          0.4%             -
Automobile ABS                           6.3%           2.5%          7.4%             -
Banks                                    9.2%          10.4%          9.9%             -
Beverages                                   -           0.2%             -             -
Cash Equivalents                         3.6%          27.4%         36.6%          3.9%
Chemicals                                1.5%           1.3%          0.2%             -
Commercial MBS                          14.7%          11.6%          7.4%             -
Commercial Services                      0.7%           0.7%          0.3%             -
Computers                                0.2%              -          0.9%             -
Credit Card ABS                          2.9%           0.8%          0.9%             -
Development                                 -              -          0.2%             -
Diversified Financial Services           7.4%          16.9%          7.9%             -
Electric                                 1.4%           3.9%          1.2%             -
Food                                        -           0.5%          1.0%             -
Forest Products & paper                     -           0.5%             -             -
Gas                                         -           0.8%          1.1%             -
General Obligation                       0.8%              -             -             -
Insurance                                3.9%           0.5%          2.1%             -
Media                                    1.2%           1.4%          0.5%             -
Mining                                      -              -          0.3%             -
Miscellaneous Manufacturing                 -              -          0.1%             -
Oil & Gas                                1.7%           2.2%          1.4%             -
Other ABS                                4.2%           1.4%          0.7%             -
Pharmaceuticals                             -           0.4%             -             -
Pipelines                                0.6%           0.5%          0.5%             -
Regional(state/provnc)                      -           0.4%             -             -
Retail                                   0.5%              -             -             -
Savings & Loans                          1.4%           1.3%             -             -
Sovereign                               53.0%          30.5%         39.4%        100.7%
Telecommunications                       1.9%           1.2%          1.7%             -
TRAINS                                      -           2.5%             -             -
Transportation                           0.1%           0.3%             -             -
WL Collateral CMO                        9.1%           3.7%          5.1%             -


The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of October 31, 2004, were as follows:


                                        Intermediate       Ohio      Michigan
                           Municipal     Municipal       Municipal   Municipal
                             Bond          Bond            Bond        Bond
                             Fund          Fund            Fund        Fund
                         -----------------------------------------------------
Airport                     13.4%         9.3%                 -       2.9%
Cash Equivalents             1.5%         0.2%              1.4%       0.5%
Development                  2.8%         6.4%              2.4%       6.5%
Education                    6.6%         2.4%              4.7%          -
Facilities                   1.8%         4.9%              6.0%       7.7%
General                     10.2%         7.4%              7.0%       8.1%
General Obligation          14.8%        11.1%             15.0%       9.8%
Higher Education             4.6%         3.7%             12.1%       6.0%
Housing                      2.1%         2.8%              2.4%       1.5%
Medical                      5.6%         6.3%             14.2%      11.9%
Nursing Homes                   -            -                 -       0.6%
Pollution                       -         0.4%              8.1%       3.6%
Power                           -         7.5%              7.1%       1.9%
School District             24.2%        16.1%              8.2%      20.2%
Single Family Housing        0.5%         1.7%              1.3%       2.7%
Student Loan                 1.8%         5.1%                 -       4.5%
Transportation               3.6%         9.0%              6.5%       7.2%
Utilities                    3.2%         4.4%              2.0%          -
Water                        1.8%         1.2%                 -       2.9%

Fifth Third Prime Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                Shares or Principal Amount         Value
                                                --------------------------         -----
Certificates of Deposit (3.1%)
Canadian Imperial Bank Yankee CD,                      $    10,000              $    9,998
1.90%, 5/31/05 *
Discover Bank, 2.55%, 11/3/05                               15,000                  15,000
State Street Bank & Trust Co., 1.63%,                        6,350                   6,350
11/3/04
State Street Bank & Trust Co., CD,                          15,000                  15,000
1.86%, 12/20/04                                                                 ----------
Total Certificates of Deposit                                                       46,348
                                                                                ----------

Commercial Paper (14.5%)
Bear Stearns & Co., Inc., 1.82%,                            10,000                   9,989
11/22/04 **
BNP Paribas, Canada, 1.86%, 11/30/04 **                      7,721                   7,709
Citigroup, Inc., 1.77%, 11/4/04 **                          20,000                  19,997
General Electric Capital Corp., 1.73%,                      15,000                  14,995
11/8/04 **
General Electric Capital Corp., 1.81%,                      13,000                  12,976
12/8/04 **
Nestle Capital Corp., 1.73%, 2/22/05 **                     10,000                   9,946
Northern Trust Co., 1.75%, 11/9/04 **                       15,000                  14,994
Northern Trust Co., 2.00%, 12/21/04 **                      25,000                  24,933
Royal Bank of Scotland, 1.82%,                              25,000                  24,973
11/23/04 **
Societe Generale, 1.88%, 12/2/04 **                         10,000                   9,984
Toyota Motor Corp., 1.83%, 11/18/04 **                      15,000                  14,987
UBS Finance, Inc., 1.77%, 11/3/04 **                        15,000                  14,999
UBS Finance, Inc., 1.82%, 11/30/04 **                       15,100                  15,078
UBS Finance, Inc., 1.93%, 12/22/04 **                       15,000                  14,959
University of Texas , Financing                              8,633                   8,633
Revenue, 1.70%, 11/2/04                                                         ----------
Total Commercial Paper                                                             219,152
                                                                                ----------

Corporate Bonds (32.1%)
Abbey National Treasury Service,                            10,000                   9,998
1.68%, 5/26/05 *
American Express Credit Corp., 4.25%,                        5,000                   5,040
2/7/05
American Express Credit Corp., 1.87%,                       15,000                  15,005
8/9/05 *
American Express Credit Corp., 1.94%,                        7,500                   7,505
10/14/05 *

Amoco Canada, 6.75%, 2/15/05                                 6,000                   6,089
Associates Corp., N.A., 6.00%,                              10,585                  10,859
7/15/05
Bank of America Corp., 7.88%,                               10,270                  10,607
5/16/05
Bayerische Landesbank, 4.13%,                                6,600                   6,637
1/14/05
Bear Stearns & Co., Inc., 2.10%,                             6,200                   6,205
4/29/05 *
Bear, Stearns & Co. Inc., 7.63%,                             9,487                   9,631
2/1/05
Bear, Stearns & Co. Inc., 2.29%,                             5,460                   5,468
3/18/05 *
Bear, Stearns & Co., Inc., 1.86%,                           20,000                  20,000
8/5/05 *
Citigroup, Inc., 1.78%, 2/7/05 *                            15,000                  15,005
Coca-Cola Co., 4.00%, 6/1/05                                 6,057                   6,115
Credit Suisse First Boston, 2.01%,                          20,000                  20,018
2/8/05 *
Credit Suisse First Boston, 1.73%,                           5,000                   5,001
8/10/05 *
Deutshe Bank, 1.77%, 2/18/05 *                              16,350                  16,355
First Union Corp., 7.55%, 8/18/05                            5,000                   5,204
General Electric Capital Corp., 4.25%,                      18,110                  18,218
1/28/05
Goldman Sachs Group, Inc., 2.19%,                           10,000                  10,004
12/1/04 *
Goldman Sachs Group, Inc., 7.50%,                           19,850                  20,109
1/28/05
Goldman Sachs Group, Inc., 7.63%,                           15,000                  15,613
8/17/05
International Lease Finance Corp.,                          27,260                  27,448
4.75%, 1/18/05
International Lease Finance Corp.,                           5,000                   5,111
5.95%, 6/6/05
Mellon Funding Corp., 7.50%,                                 6,500                   6,709
6/15/05
Merrill Lynch & Co., 2.01%, 8/11/05 *                       15,000                  15,000
Morgan Stanley, 1.84%, 11/4/05 *                            15,000                  15,000
Morgan Stanley Dean Witter, 7.75%,                          18,200                  18,805
6/15/05
National City Bank, 1.85%, 6/10/05 *                        15,000                  15,003
Northern Trust Co., 6.65%, 11/9/04                           8,960                   8,970
Park State Properties LLC, 1.87%,                            5,500                   5,500
11/1/34 *
Saint Andrew United, 2.00%, 7/1/29 *                        15,335                  15,335
Societe Generale, 1.80%, 6/14/05 *                          10,000                   9,998
Societe Generale, 1.79%, 8/10/05 *                          18,000                  17,996
SunTrust Bank, 2.02%, 10/3/05 *                             15,000                  15,005
U.S. Bancorp, 6.88%, 12/1/04                                 7,650                   7,684
Wells Fargo Co., 7.65%, 3/15/05                              2,100                   2,148
Wells Fargo Co., 6.50%, 6/1/05                               5,000                   5,120
Wells Fargo Co., 1.84%, 7/15/05 *(c)                        25,000                  25,001
Wells Fargo Co., 7.25%, 8/24/05                              9,500                   9,871
Westdeutsche Landesbank, 1.78%,                             15,000                  14,998
3/4/05 *                                                                        ----------
Total Corporate Bonds                                                              485,388
                                                                                ----------

Demand Notes (c) (18.4%)
American Healthcare Funding, 1.84%,                          5,705                   5,705
5/1/27, (LOC: LaSalle Bank) *
Atlas Industries, Inc., 1.96%, 6/1/10,                       5,305                   5,305
(LOC: National City Bank) *
Beavercreek Enterprises, 1.96%, 3/2/20,                      4,400                   4,400
(LOC: National City Bank) *
Buckeye Corrugated, Inc., 1.95%,                             6,595                   6,595
10/1/17, (LOC: Key Bank) *
Capital One Funding Corp., 1.87%,                            2,876                   2,876
10/1/14, (LOC: Bank One) *
Capital One Funding Corp., 1.87%,                            1,014                   1,014
7/2/18, (LOC: Bank One) *
Capital One Funding Corp., 1.87%,                            1,300                   1,300
10/1/21, (LOC: Bank One) *
Capital One Funding Corp., 1.87%,                            8,565                   8,565
1/4/27, (LOC: Bank One) *
Central Michigan Inns, 2.01%, 4/1/30,                        2,120                   2,120
(LOC: Michigan National Bank) *
Cornerstone Funding Corp., 2.00%,                            8,620                   8,620
12/1/11, (LOC: SunTrust) *
Cornerstone Funding Corp., 2.00%,                            5,750                   5,750
9/1/25, (LOC: SunTrust) *
Germain Properties, 1.87%, 3/1/31,                          45,470                  45,470
(LOC: Bank One) *
GTB Properties LLC, 2.16%, 7/1/23,                           4,665                   4,665
(LOC: National Australia Bank) *
Hannahville Indian Community, 1.93%,                         3,805                   3,805
6/1/13, (LOC: National City Bank) *
Harry W. Albright, Jr., 2.06%, 5/1/21,                       5,725                   5,725
(LOC: National Australia Bank) *
HWP Co., Ltd. Project, 1.96%,                                4,695                   4,695
12/3/18, (LOC: National City Bank) *
Idaho Associates LLC, 1.87%, 4/1/27,                         5,950                   5,950
(LOC: ABN / AMRO) *
Jackson 2000, 1.95%, 6/1/49, (LOC:                           9,375                   9,375
KeyBank) *
Kahala Senior Living Community,                             30,000                  30,000
2.00%, 11/15/33, (LOC: LaSalle Bank) *
Landmark Medical LLC, 1.90%, 1/1/21,                         8,880                   8,880
 (LOC: Bank One) *
Lexington Financial Services, 2.03%,                         9,400                   9,400
2/1/26, (LOC: LaSalle Bank) *
MBE Investment Co., 1.95%, 3/1/50,                           5,000                   5,000
(LOC: National Australia Bank) *
Mr. K Enterprises, 2.16%, 9/1/16,                            6,525                   6,525
(LOC: National Australia Bank) *
Northside Christian Church, 1.90%,                           7,030                   7,030
4/1/30, (LOC: Bank One) *
PCI Paper Conversions, Inc., 1.95%,                          2,575                   2,575
4/1/10, (LOC: KeyBank) *
Pittsburgh Technical Institute, 1.96%,                      11,405                  11,405
10/1/15, (LOC: National City Bank) *
PRD Finance LLC, 1.93%, 4/1/27,                              8,020                   8,020
(LOC: National City Bank) *
Precision Tool and Die, 1.96%, 3/1/10,                       3,983                   3,983
(LOC: National City Bank) *

Royal Town Center LLC Project,                               5,095                   5,095
1.95%, 10/1/47, (LOC: Commerica Bank) *
SDB Private Residence, 1.85%, 3/1/28,                       15,650                  15,650
(LOC: US Bank) *
Second & Main, Ltd., 1.96%, 8/1/11,                          1,775                   1,775
(LOC: National City) *
Secor Realty, Inc., 1.96%, 4/1/20,                           9,650                   9,650
(LOC: National City Bank) *
SGS Tool Co., 1.96%, 12/1/12, (LOC:                          7,050                   7,050
Bank One) *
Sharonville Realty Enterprises, 1.90%,                       9,540                   9,540
4/1/20, (LOC: Bank One) *
Texas Disposal Systems, 1.93%, 5/1/12,                       1,600                   1,600
 (LOC: Bank of America) *
Zeigler Realty LLC, 2.06%, 9/1/26,                           2,490                   2,490
(LOC: National City Bank) *                                                     ----------
Total Demand Notes                                                                 277,603
                                                                                ----------

Municipal Bonds (14.7%)
Alaska (0.2%)
Four Dam Pool Electric Revenue,                              3,770                   3,770
1.85%, 7/1/26 *                                                                 ----------
Arizona (0.8%)
Tempe Industrial Development                                12,075                  12,075
Authority Revenue, 1.93%, 7/1/34 * (c)                                          ----------
California (5.0%)
Riverside County, 1.84%, 11/1/20 *                           7,400                   7,400
Sacramento County, 1.83%, 7/1/20 *                          17,490                  17,490
Sacramento County, 1.83%, 7/1/22 *                          32,430                  32,430
San Jose Redevelopment Agency                               19,000                  19,000
Revenue, Merged Area, Series G, 1.93%,                                          ----------
8/1/29 *
                                                                                    76,320
                                                                                ----------
Georgia (1.2%)
Brooks County Development Authority,                        10,000                  10,000
Industrial Development Revenue,
Langboard Inc. Project, 1.96%, 4/1/18 * (c)
Columbus Development Authority,                             10,125                  10,125
Industrial Revenue, Litho-Krome Project,                                        ----------
1.99%, 8/1/22 * (c)
                                                                                    20,125
                                                                                ----------
Illinois (0.9%)
Chicago, Series B, 1.98%, 1/1/19 * (c)                      13,730                  13,730
                                                                                ----------
Indiana (0.5%)
Ball State University, 1.85%, 9/1/31 *                       7,000                   7,000
(c)                                                                             ----------
Iowa (0.7%)
Dallas County Industrial Development                         9,980                   9,980
Revenue, Sioux City Brick & Tile,                                               ----------
1.90%, 9/1/21 * (c)
Kansas (0.5%)
Park City Industrial Revenue, Hayes                          7,200                   7,200
Co., Inc., 1.85%, 9/15/16 *                                                     ----------
Michigan (0.3%)
Hospital Association Financial Corp.,                        4,605                   4,605
2.06%, 11/1/30 * (c)                                                            ----------

Nebraska (0.8%)
Omaha Special Obligation, Riverfront                        11,765                  11,765
Redevelopment, 2.01%, 2/1/26 *                                                  ----------
New York (0.5%)
Housing Finance Agency, 1.88%, 6/1/33 *                      7,800                   7,800
                                                                                ----------
North Carolina (1.2%)
Roman Catholic Diocese, Series A,                           18,255                  18,255
2.01%, 6/1/18 * (c)                                                             ----------
North Dakota (0.5%)
Ward County Health Care Facilities                           7,400                   7,400
Revenue, 1.85%, 7/1/31 * (c)                                                    ----------
Ohio (0.3%)
Cleveland-Cuyahoga County, Port                              4,500                   4,500
Authority Revenue, CBT Project, 1.95%,                                          ----------
6/1/31 * (c)
Tennessee (0.6%)
Jackson Energy Authority, 1.93%,                             8,450                   8,450
10/1/25 * (c)                                                                   ----------
Virginia (0.4%)
Norfolk Redevelopment and Housing                            5,785                   5,785
Authority Revenue, 1.93%, 8/1/13 * (c)                                          ----------
Washington (0.3%)
Housing Finance Community,                                   4,020                   4,020
Multifamily Revenue, Monticello Park                                            ----------
Project, 1.95%, 8/1/26 * (c)
Total Municipal Bonds                                                              222,780
                                                                                ----------

U.S. Government Agencies (5.3%)
Fannie Mae (3.6%)
1.91%, 12/15/04 **                                          20,000                  19,953
1.93%, 12/29/04 **                                          15,000                  14,954
1.75%, 5/23/05                                              10,000                   9,974
1.85%, 6/3/05                                               10,000                  10,000
                                                                                ----------
                                                                                    54,881
                                                                                ----------
Federal Home Loan Bank (1.7%)
1.60%, 12/30/04                                             15,000                  15,000
1.51%, 2/2/05                                               10,000                  10,000
                                                                                ----------
                                                                                    25,000
                                                                                ----------
Total U.S. Government Agencies                                                      79,881
                                                                                ----------

Repurchase Agreements (12.1%)
State Street, 1.79%, 11/1/04                                 8,022                   8,022
(Proceeds at maturity $8,023,                                                   ----------
Collateralized by various U.S.
Treasury securities)

UBS Investment Bank, 1.85%,                                175,000                 175,000
11/1/04                                                                         ----------
(Proceeds at maturity, $175,027,
Collateralized by various U.S.
Treasury securities)

Total Repurchase Agreements                                                        183,022
                                                                                ----------

Money Markets (1.4%)
Aim Funds Liquid Assets Portfolio                       18,315,988                  18,316
-Institutional Class
Goldman Sachs Financial Square Prime                     2,830,484                   2,830
Obligations Fund                                                                ----------
Total Money Markets                                                                 21,146
                                                                                ----------

Total (Cost $1,535,320) (a) - 101.6%                                            $1,535,320
                                                                                ==========

----------

Percentages indicated are based on net assets of $1,510,911.
See notes to schedules of portfolio investments.

Fifth Third Institutional Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                              Shares or Principal Amount        Value
                                              --------------------------        -----
Certificates of Deposit (1.4%)
Canadian Imperial Bank Yankee CD,                    $    5,000                $  4,999
1.90%, 5/31/05 *
State Street Bank & Trust Co., CD,                       10,000                  10,000
1.86%, 12/20/04 *                                                              --------
Total Certificates of Deposit                                                    14,999
                                                                               --------
Commercial Paper (14.8%)
Barclays US Funding, 1.91%, 12/16/04 **                  13,500                  13,467
Bear Stearns & Co., Inc., 1.82%,                         15,000                  14,985
11/22/04 **
Citigroup, Inc., 1.77%, 11/4/04 **                       10,000                   9,999
Dexia Delaware, 1.61%, 11/8/04 **                         5,400                   5,398
General Electric Capital Co., 1.88%,                     10,000                   9,982
12/6/04 **
General Electric Capital Corp., 1.72%,                   10,000                   9,996
11/8/04 **
General Electric Capital Corp., 1.81%,                   10,000                   9,982
12/8/04 **
Household Financial Corp., 1.75%,                        10,000                   9,996
11/9/04 **
Michigan State Taxable, 2.59%,                            2,000                   2,000
10/19/05
Morgan Stanley Dean Witter, 1.85%,                       15,000                  14,988
11/16/04 **
Northern Trust, 1.85%, 12/10/04 **                       10,000                   9,980
Purdue Research Foundation, 1.89%,                        5,250                   5,250
12/2/04
Purdue Univeristy Research Foundation,                    4,000                   4,000
2.00%, 12/2/04
Toyota Motor Corp., 1.83%, 11/18/04 **                   10,000                   9,991
UBS Finance, Inc., 1.77%, 11/3/04 **                     10,000                   9,999
UBS Finance Inc., 1.72%, 11/24/04 **                      9,500                   9,490
UBS Finance, Inc., 1.93%, 12/22/04 **                    10,000                   9,973
                                                                               --------

Total Commercial Paper                                                          159,476
                                                                               --------

Corporate Bonds (37.5%)
Abbey National Treasury Service,                         15,000                  14,998
1.68%, 5/26/05 *
American Express Credit Corp., 2.01%,                    17,095                  17,098
12/16/04 *
American Express Credit Corp., 4.25%,                    10,000                  10,073
2/7/05
American Express Credit Corp., 1.87%,                    10,000                  10,003
8/9/05 *

American General Corp., 7.75%,                            1,790                   1,836
4/1/05
Amoco Canada, 6.75%, 2/15/05                             12,650                  12,816
Bank of America Corp., 7.88%,                             5,967                   6,159
5/16/05
Bank One Corp., 7.63%, 8/1/05                             9,910                  10,294
Barclays Bank, 1.79%, 3/14/05 *                          25,000                  24,997
Bayerische Landesbank, 4.13%,                             2,000                   2,011
1/14/05
Bayerische Landesbank, 1.91%, 1/31/05 *                   4,000                   4,000
Bear, Stearns & Co. Inc., 7.63%,                         17,534                  17,806
2/1/05
Bear, Stearns & Co., Inc., 1.86%,                        15,000                  15,000
8/5/05 *
BP Capital Markets PLC, 4.63%,                            1,000                   1,015
5/27/05
Chase Manhattan Corp, 6.75%,                              3,425                   3,440
12/1/04
Citigroup, Inc., 1.78%, 2/7/05 *                         14,000                  14,004
Credit Suisse First Boston, 2.01%,                        5,000                   5,005
2/8/05 *
Credit Suisse First Boston, 1.70%,                       15,000                  15,002
5/4/05 *
Credit Suisse First Boston, 1.73%,                       13,200                  13,206
8/10/05 *
Deutsche Bank, 1.77%, 2/18/05 *                           2,650                   2,651
First Union Corp., 6.95%, 11/1/04                         7,665                   7,665
First Union Corp., 7.70%, 2/15/05                        10,735                  10,919
First Union Corp., 7.55%, 8/18/05                         8,500                   8,848
Flatrock River Lodge LP, 2.06%, 7/1/16 *                  1,520                   1,520
General Electric Capital Corp., 7.25%,                    6,000                   6,087
2/1/05
Goldman Sachs Group, Inc., 7.50%,                        15,490                  15,706
1/28/05
Household Finance Corp., 1.80%,                          15,000                  15,000
7/5/05 *
International Lease Finance Corp.,                       15,995                  16,032
3.30%, 1/13/05 *
International Lease Finance Corp.,                        3,650                   3,730
5.95%, 6/6/05
Kingston Healthcare Co., 1.93%, 8/1/33 *                  1,800                   1,800

Lodge of the Wabash, 2.06%, 7/1/16 *                      1,730                   1,730

Mellon Funding Corp., 7.50%,                              3,875                   4,000
6/15/05
Merrill Lynch & Co., 1.82%, 2/23/05 *                     6,300                   6,300
Merrill Lynch & Co., 4.54%, 3/8/05                        6,750                   6,817
Merrill Lynch & Co., 6.00%, 7/15/05                       4,110                   4,214
Metaltec Steel Abrasive, 2.04%, 11/1/34 *                 4,760                   4,760
Morgan Stanley Dean Witter, 7.75%,                       13,400                  13,839
6/15/05
Northport Baptist Church, 2.01%,                          3,100                   3,100
9/1/24 *

Park State Properties LLC, 1.87%,                         5,500                   5,500
11/1/34 *
Proctor & Gamble Co., 6.60%,                              1,000                   1,006
12/15/04
Societe Generale, 1.80%, 6/14/05 *                       15,000                  14,997
South Snohomish Public Facilities,                        8,600                   8,600
1.53%, 12/16/04
U.S. Bancorp, 6.88%, 12/1/04                              5,200                   5,223
Wells Fargo Co., 1.98%, 3/24/05 *                        15,000                  15,005
Wells Fargo Co., 1.84%, 7/15/05 *                        10,000                  10,000
Westdeutsche Landesbank, 1.78%,                          10,000                   9,999
3/4/05 *
White River Lodge LP, 2.06%, 7/1/16 *                     1,625                   1,625
                                                                               --------

Total Corporate Bonds                                                           405,436
                                                                               --------

Demand Notes (c) (7.1%)
Capital One Funding, 1.87%, 8/2/21,                       4,717                   4,717
(LOC: Bank One) *
Capital One Funding, 1.87%, 4/1/26,                      11,571                  11,571
(LOC: Bank One) *
Cornerstone Funding Corp., 2.00%,                         4,649                   4,649
11/15/06, (LOC:  SunTrust) *
Cornerstone Funding Corp., 2.00%,                         4,233                   4,233
1/1/34, (LOC:  SunTrust) *
Gulf Gate Apartments, 1.90%, 9/1/28,                      2,000                   2,000
(LOC: Wells Fargo) *
Heart Center Medical Group, 1.96%,                       11,000                  11,000
10/1/30, (LOC: National City Bank) *
Iowa 80 Group Inc., 1.89%, 6/1/16,                        4,800                   4,800
(LOC: Wells Fargo) *
Jefferson Land Development, 2.01%,                        1,060                   1,060
10/1/16, (LOC:  National City Bank) *
Kahala Senior Living Community,                          10,750                  10,750
2.00%, 11/15/33, (LOC:  LaSalle Bank) *
MBE Investment Co., LLC, 1.95%,                           2,100                   2,100
2/1/51, (LOC: Comerica Bank) *
MCMC POB III-Mount Carmel                                 1,820                   1,820
Partnership Project, 1.96%, 8/1/14, (LOC:
 National City) *
New Belgium Brewing Co., 2.00%,                           4,145                   4,145
7/1/15, (LOC:  KeyBank) *
Praise Tabernacle Outreach, 2.03%,                        3,950                   3,950
6/3/24, (LOC: Commerica Bank) *
Revenue Bond CTF Series Trust                             1,270                   1,270
Castlegate 3, 2.37%, 6/1/17, (LOC: AIG) *
Second & Main, Ltd., 1.96%, 8/1/11,                       3,675                   3,675
(LOC: National City) *
Vancouver Clinic Building, 1.92%,                         4,800                   4,800
                                                                               --------
2/1/24, (LOC: US Bank) *
Total Demand Notes                                                               76,540
                                                                               --------

Municipal Bonds (23.3%)
Arizona (0.3%)
Tucson  Airport Authority, Inc., 1.93%,                   3,635                   3,635
12/1/18 * (c)                                                                  --------


California (4.2%)
Kern Water Authority Revenue, Series                      4,900                   4,900
B, 1.90%, 7/1/28 * (c)
Sacramento County, 1.83%, 7/1/20 * (c)                    7,220                   7,220
Sacramento County, 1.83%, 7/1/22 * (c)                    5,000                   5,000
Sacramento County Housing Authority,                      2,250                   2,250
Multifamily Revenue, Natomas Park
Apartments, Series B, 1.96%, 7/15/35 * (c)
Saint Michael's Episcopal Day School,                     2,740                   2,740
1.94%, 7/1/28 * (c)
San Jose Financing Authority Lease                        8,000                   8,000
Revenue, Hayes Mansion, Phase B,
1.84%, 7/1/24 * (c)
Statewide Community Development                           5,010                   5,010
Authority, Multifamily Revenue, Dublin,
1.98%, 12/15/37 * (c)
Statewide Community Development                           5,550                   5,550
Authority, Multifamily Revenue, Fairway
Properties, 1.98%, 12/15/37 * (c)
Statewide Community Development                           3,145                   3,145
Authority, Multifamily Revenue, Palms
Apartments, 1.94%, 5/15/35 * (c)
Statewide Community Development                           1,700                   1,700
                                                                               --------
Authority, Multifamily Revenue, Series
X-T, 1.96%, 10/15/32 * (c)                                                       45,515
                                                                               --------

Colorado (0.5%)
Denver City & County Airport Revenue,                     3,100                   3,100
  Series D, 1.84%, 11/15/05 * (c)
Pueblo Housing Authority Purchasing                       2,000                   2,000
Revenue, 2.00%, 12/1/18 * (c)                                                  --------

                                                                                  5,100
                                                                               --------
Florida (0.1%)
Lee County Industrial Development                           955                     955
                                                                               --------
Authority Revenue, Suncoast Aluminum,
Series B, 1.93%, 10/1/22 * (c)
Georgia (1.7%)
Albany Dougherty, Payroll Development                     5,035                   5,035
 Authority, 2.01%, 7/1/24 * (c)
Athens-Clarke County Industrial                           3,550                   3,550
Development Authority Revenue,
Leucadia Inc., Project, 1.92%, 7/1/07 * (c)
Atlanta Urban Residential Finance                           700                     700
Authority, 2.03%, 1/1/23 * (c)
Augusta Housing Authority Multifamily                       500                     500
Revenue, 2.01%, 5/15/33 * (c)
Municipal Gas Authority, 1.99%,                           8,380                   8,380
2/1/15 * (c)                                                                   --------

                                                                                 18,165
                                                                               --------

Illinois (1.5%)
Evanston, Maple Street Parking Facility,                  2,400                   2,400
 1.95%, 12/1/21 * (c)
Financial Authority Revenue, 2.00%,                       1,180                   1,180
8/15/34 *
Financial Authority Revenue, 2.00%,                      12,595                  12,595
8/15/34 *                                                                      --------

                                                                                 16,175
                                                                               --------

Indiana (2.9%)
Health Facilities Financing Authority                     5,500                   5,500
Revenue, 1.87%, 4/1/24 * (c)
Health Facilities Financing Authority,                   24,375                  24,375
Hospital Revenue, Community
Foundation of Northwest Indiana, Series
B, 2.00%, 8/1/25 * (c)
Indianapolis Economic Development                           997                     997
Multifamily Housing Revenue, Series B,                                         --------
2.00%, 11/1/36 * (c)
                                                                                 30,872
                                                                               --------
Iowa (0.5%)
Finance Authority Retirement                              5,315                   5,315
Community Revenue, 2.00%, 12/1/20 * (c)                                        --------

Kentucky (1.3%)
Bardstown Industrial Revenue, 2.01%,                      7,950                   7,950
6/1/24 * (c)
Boone County Industrial Revenue,                          5,550                   5,550
2.02%, 6/1/23 * (c)                                                            --------
                                                                                 13,500
                                                                               --------
Michigan (2.2%)
Commerce Charter Township Downtown                       13,000                  12,999
 Development, 2.04%, 10/1/18 * (c)

Grand Traverse Band Economic                              7,600                   7,600
Development Corp, 1.93%, 9/1/18 * (c)
Marquette County Economic                                   375                     375
Development Corp., Limited Obligation
Revenue, Pioneer Laboratories, Series B,
2.16%, 6/1/07 * (c)
Strategic Fund, Limited Obligation                          300                     300
Revenue, Carpenter Enterprises, 1.87%,
10/1/05 * (c)
Strategic Fund, Limited Obligation                          750                     750
Revenue, Phipps Emmett Associates
LLC, 2.16%, 12/1/23 * (c)
Strategic Fund, Limited Obligation                        1,450                   1,450
Revenue, Waterland Battle Creek                                                --------
Property, Series B, 2.16%, 6/1/25 * (c)
                                                                                 23,474
                                                                               --------
Minnesota (1.6%)
Minneapolis Taxable Pension, 1.85%,                      11,950                  11,950
12/1/13 * (c)
Plymouth Revenue, Carlson Center                          1,400                   1,400
Project, 1.92%, 4/1/12 * (c)
St. Paul Port Authority District, 1.95%,                  3,655                   3,655
3/1/22 * (c)                                                                   --------

                                                                                 17,005
                                                                               --------
Mississippi (0.3%)
Business Finance Corp., Development                       3,100                   3,100
Revenue, 1.90%, 3/1/17 * (c)                                                   --------

New Mexico (0.3%)
Albuquerque Industrial Revenue,                           2,000                   2,000
KTECH Corp. Project, 1.90%, 11/1/22
* (c)
Chaves County Revenue, 1.93%, 8/1/09 *                    1,500                   1,500
                                                                               --------

                                                                                  3,500
                                                                               --------

New York (1.0%)
Housing Finance Agency, Service                           5,500                   5,500
Contract Revenue, Series F, 1.88%,
9/15/07 * (c)
Suffolk County, 4.00%, 12/1/04 (c)                        5,465                   5,476
                                                                               --------
                                                                                 10,976
                                                                               --------
North Carolina (1.6%)
Natural Gas, Series A, 2.00%, 3/1/05 (c)                  7,200                   7,217
Roman Catholic Diocese, Series A,                         9,760                   9,760
2.01%, 6/1/18 * (c)                                                            --------

                                                                                 16,977
                                                                               --------
Ohio (0.4%)
Cuyahoga County Ohio Health Care                          4,295                   4,295
Revenue, 2.01%, 5/15/12 *                                                      --------

Pennsylvania (0.4%)
Allegheny County, Industrial                              2,700                   2,700
Development Authority Revenue, 1.96%,
5/1/15 * (c)
Berks County Industrial  Development                      1,700                   1,700
Authority Revenue, 2.03%, 7/1/16 * (c)                                         --------

                                                                                  4,400
                                                                               --------
South Carolina (0.3%)
Facilities Authority, 1.93%, 6/1/10 *                     3,760                   3,760
                                                                               --------
Texas (0.3%)
Alamo Heights Higher Education                            2,375                   2,375
Facilities Corp., 2.06%, 4/1/07 * (c)
Houston Health Facilities Development                     1,310                   1,310
Corp., 2.08%, 2/15/34 * (c)                                                    --------

                                                                                  3,685
                                                                               --------
Utah (1.2%)
Housing Corporation Multifamily                           2,061                   2,061
Revenue, 2.26%, 1/1/22 *
Telecommunication  Infrastucture                          7,000                   7,000
Agency, 1.93%, 7/15/26 * (c)
Tooele City Industrial Development                        4,200                   4,200
Revenue, Series A, 1.92%, 10/1/22 * (c)                                        --------

                                                                                 13,261
                                                                               --------

Washington (0.7%)
Eaglepointe  Multifamily Housing                          1,610                   1,610
Revenue, 2.31%, 7/1/28 * (c)
Housing  Finance Community                                2,000                   2,000
Multifamily Housing Revenue, Everett,
Series B, 1.93%, 1/15/38 * (c)
Housing Finance Community                                 1,260                   1,260
Multifamily Revenue, Granite Falls,
Series B, 1.93%, 10/1/27 * (c)
Housing Finance Community                                   935                     935
Multifamily Revenue, Summer Ridge,
Series B, 1.95%, 12/1/29 * (c)
Winterhill Multifamily Housing                            2,175                   2,175
Revenue, 2.31%, 7/1/28 * (c)                                                   --------

                                                                                  7,980
                                                                               --------
Wisconsin (0.0%)
Neenah Industrial Development Revenue,                      115                     115
 Galloway Co., 1.90%, 5/1/19 * (c)                                             --------

Total Municipal Bonds                                                           251,760
                                                                               --------

U.S. Government Agencies (3.1%)
Federal Farm Credit Bank (0.9%)
3.88%, 12/15/04                                           5,000                   5,012
1.87%, 1/24/05                                            5,000                   5,006
                                                                             ----------
                                                                                 10,018
                                                                             ----------
Federal Home Loan Bank (1.6%)
1.60%, 12/30/04                                          10,000                  10,000
1.51%, 2/2/05                                             6,000                   6,000
                                                                             ----------
                                                                                 16,000
                                                                             ----------
Freddie Mac (0.6%)
3.25%, 11/15/04                                           7,000                   7,005
                                                                             ----------
Total U.S. Government Agencies                                                   33,023
                                                                             ----------

Repurchase Agreements (10.5%)
State Street, 1.79%, 11/1/04                              8,053                   8,053
(Proceeds at maturity, $9,254,
Collateralized by various U.S.
Treasury securities)

UBS Investment Bank, 1.85%,                             105,000                 105,000
11/1/04                                                                      ----------
(Proceeds at maturity, $105,016,
Collateralized by various U.S.
Government Agency securities)
Total Repurchase Agreements                                                     113,053
                                                                             ----------

Money Markets (2.0%)
Aim Funds Liquid Assets Portfolio                    20,151,104                  20,151
-Institutional Class
Goldman Sachs Financial Square Prime                  1,548,504                   1,549
Obligations Fund                                                             ----------

Total Money Markets                                                              21,700
                                                                             ----------

Total (Cost $1,075,987) (a) - 99.7%                                          $1,075,987
                                                                             ==========

------------

Percentages indicated are based on net assets of $1,078,968.
See notes to schedules of portfolio investments.

Fifth Third Institutional Government Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                              Shares or Principal Amount        Value
                                              --------------------------        -----
U.S. Government Agencies (71.87%)
Fannie Mae (29.62%)
1.81%, 11/3/04 **                                    $   14,200                $ 14,199
1.85%, 11/12/04 **                                       13,000                  12,993
1.91%, 11/17/04 **                                       15,000                  14,988
1.92%, 11/24/04 **                                       15,000                  14,982
1.90%, 12/1/04 **                                        20,000                  19,968
1.86%, 12/8/04 **                                        15,000                  14,972
1.11%, 12/10/04 **                                        6,000                   5,993
1.78%, 12/13/04 *                                        15,000                  15,000
1.86%, 12/15/04 **                                       15,000                  14,967
1.91%, 12/16/04 **                                       16,900                  16,860
1.93%, 12/29/04 **                                        5,000                   4,985
1.29%, 1/7/05 **                                          2,330                   2,324
1.96%, 1/18/05 *                                         20,000                  19,995
1.15%, 2/4/05 **                                          5,000                   4,985
1.83%, 2/18/05                                           14,510                  14,510
1.40%, 2/25/05                                            2,500                   2,494
1.40%, 3/29/05                                            4,500                   4,487
1.85%, 6/3/05                                             5,000                   5,000
2.04%, 10/7/05 *                                         15,000                  15,015
                                                                               --------
                                                                                218,717
                                                                               --------
Federal Farm Credit Bank (4.43%)
1.87%, 1/24/05                                            2,500                   2,503
1.75%, 2/3/05 *                                          15,000                  15,000
1.23%, 3/22/05                                            3,000                   2,991
4.38%, 4/15/05                                            2,240                   2,262
1.75%, 7/22/05 *                                         10,000                   9,999
                                                                               --------
                                                                                 32,755
                                                                               --------
Federal Home Loan Bank (19.88%)
3.38%, 11/15/04                                           2,470                   2,471
4.13%, 11/15/04                                           6,000                   6,007
3.88%, 12/15/04                                          10,100                  10,129
1.83%, 12/17/04 *                                        10,000                  10,000
1.96%, 1/5/05 *                                          10,000                  10,000
4.13%, 1/14/05                                           10,900                  10,957
1.51%, 2/2/05                                             3,000                   3,000
4.38%, 2/15/05                                            5,000                   5,043
1.40%, 2/25/05                                            5,000                   4,989
1.35%, 3/22/05                                            6,000                   5,985
1.40%, 3/29/05                                            6,380                   6,361
1.90%, 3/30/05 *                                         15,000                  15,000
1.30%, 4/13/05                                           10,000                   9,963
1.50%, 5/4/05                                             4,000                   3,988
1.85%, 7/26/05 *                                          8,000                   7,999
3.25%, 8/15/05                                            6,440                   6,483
2.20%, 8/18/05                                            3,500                   3,496
1.79%, 9/16/05 *                                         25,000                  24,991
                                                                               --------
                                                                                146,862
                                                                               --------
Freddie Mac (17.94%)
1.72%, 11/1/04 **                                         5,000                   5,000
3.25%, 11/15/04                                           3,000                   3,002
1.81%, 11/22/04 **                                        9,600                   9,590

1.70%, 11/23/04 **                                       10,000                   9,990
1.09%, 12/1/04 **                                         3,000                   2,997
1.82%, 12/7/04 **                                        15,000                  14,973
1.86%, 12/21/04 **                                       15,000                  14,962
1.98%, 1/10/05 **                                         5,000                   4,981
1.98%, 1/11/05 **                                        10,000                   9,961
2.02%, 2/8/05 **                                         10,000                   9,947
3.88%, 2/15/05                                           12,810                  12,882
2.06%, 3/2/05 **                                         10,000                   9,931
2.10%, 4/12/05 **                                        10,000                   9,906
1.67%, 11/7/05 *                                         14,390                  14,391
                                                                               --------
                                                                                132,513
                                                                               --------
Total U.S. Government Agencies                                                  530,847
                                                                               --------

Repurchase Agreements (26.48%)
State Street, 1.79%, 11/1/04                             25,599                  25,599
(Proceeds at maturity, $25,603,
Collateralized by various U.S.
Treasury securities)

UBS Investment Bank, 1.85%,                             170,000                 170,000
11/1/04                                                                        --------

(Proceeds at maturity, $170,026,
Collateralized by various U.S.
Treasury securities)
Total Repurchase Agreements                                                     195,599
                                                                               --------

Money Markets (1.62%)
AIM Treasury Money Market Fund                       11,973,143                  11,973
                                                                               --------
Total Money Markets                                                              11,973
                                                                               --------

Total (Cost $738,419) (a) - 99.97%                                             $738,419
                                                                               ========

------------

Percentages indicated are based on net assets of $738,638.
See notes to schedules of portfolio investments.

Fifth Third Government Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                              Shares or Principal Amount        Value
                                              --------------------------        -----
U.S. Government Agencies (97.3%)
Federal Farm Credit Bank (14.8%)
1.87%, 1/24/05                                       $    2,500                $  2,503
1.75%, 2/3/05 *                                          10,000                  10,000
1.84%, 3/24/05 *                                          3,450                   3,450
1.75%, 7/22/05 *                                         10,000                   9,999
1.98%, 9/1/05 *                                          16,000                  16,010
                                                                               --------
                                                                                 41,962
                                                                               --------
Federal Home Loan Bank (82.5%)
1.72%, 11/1/04 **                                         3,700                   3,700
1.75%, 11/2/04 **                                         3,500                   3,500
1.71%, 11/3/04 **                                        15,960                  15,959
1.74%, 11/4/04 **                                         7,055                   7,054
1.74%, 11/5/04 **                                        10,000                   9,998
1.76%, 11/9/04 **                                         9,975                   9,971
1.70%, 11/10/04 **                                        4,000                   3,998
1.46%, 11/12/04                                           3,250                   3,250
1.74%, 11/12/04 **                                       15,000                  14,992
4.13%, 11/15/04                                           6,045                   6,052
1.77%, 11/19/04 **                                       13,200                  13,188
1.55%, 12/8/04                                            8,500                   8,497
2.13%, 12/15/04                                          10,000                  10,004
3.88%, 12/15/04                                           2,475                   2,481
1.98%, 12/17/04 *                                        10,000                  10,000
1.60%, 12/30/04                                           1,600                   1,600
1.96%, 1/5/05 *                                          27,000                  27,000
1.96%, 1/12/05 **                                        13,000                  12,949
4.13%, 1/14/05                                           15,150                  15,232
1.51%, 2/2/05                                             3,000                   3,000
1.88%, 2/15/05                                            2,910                   2,915
4.00%, 2/15/05                                            3,200                   3,224
1.40%, 2/25/05                                            5,000                   4,989
1.84%, 3/21/05 *                                          2,000                   2,000
1.38%, 3/28/05                                            2,000                   1,995
1.90%, 3/30/05 *                                         10,000                  10,000
1.63%, 4/15/05                                            1,665                   1,662
2.13%, 4/15/05 **                                         2,357                   2,334
4.63%, 4/15/05                                            1,000                   1,012
1.85%, 4/25/05 *                                          5,000                   5,000
1.45%, 7/22/05                                            1,500                   1,491
1.79%, 9/16/05 *                                         15,000                  14,996
                                                                               --------
                                                                                234,043
                                                                               --------
Total U.S. Government Agencies                                                  276,005
                                                                               --------

Money Markets (2.6%)
Goldman Sachs Financial Square Federal                6,977,285                   6,977
 Fund
STIT Government Tax Advantage                           527,713                     528
                                                                               --------
Total Money Markets                                                               7,505
                                                                               --------
Total (Cost $283,510) (a) - 99.9%                                              $283,510
                                                                               ========

--------

Percentages indicated are based on net assets of $283,920.
See notes to schedules of portfolio investments.

Fifth Third U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                                Shares or Principal Amount         Value
                                                --------------------------         -----
Treasury Notes (16.7%)
5.88%, 11/15/04                                       $    45,000               $   45,080
2.00%, 11/30/04                                            45,000                   45,025
1.75%, 12/31/04                                            40,000                   40,018
1.63%, 1/31/05                                             35,000                   35,034
7.50%, 2/15/05                                             35,000                   35,613
1.63%, 3/31/05                                             35,000                   35,063
6.75%, 5/15/05                                             20,000                   20,507
                                                                                ----------
Total Treasury Notes                                                               256,340
                                                                                ----------

Treasury Bills (11.3%)**
1.36%, 11/18/04                                            15,000                   14,990
1.61%, 1/6/05                                              25,000                   24,927
1.65%, 1/20/05                                             40,000                   39,852
1.75%, 2/10/05                                             15,000                   14,927
2.19%, 3/3/05                                              25,000                   24,846
1.94%, 3/10/05                                             15,000                   14,897
1.94%, 3/17/05                                             25,000                   24,818
2.22%, 4/14/05                                             15,000                   14,860
                                                                                ----------
Total Treasury Bills                                                               174,117
                                                                                ----------

Repurchase Agreements (b) (71.2%)
ABN AMRO, 1.79%, 11/1/04                                  225,000                  225,000
Barclays Capital, 1.79%, 11/1/04                          200,000                  200,000
Credit Suisse First Boston, 1.78%,                         50,000                   50,000
11/1/04
Deutsche Bank, 1.78%, 11/1/04                             225,000                  225,000
JP Morgan, 1.79%, 11/1/04                                 100,000                  100,000
Nesbitt Burns, 1.78%, 11/1/04                              50,000                   50,000
Societe Generale, 1.77%, 11/1/04                           50,000                   50,000
State Street, 1.74%, 11/1/04                               15,899                   15,899
UBS Investment Bank, 1.78%,                               180,000                  180,000
11/1/04                                                                         ----------
Total Repurchase Agreements                                                      1,095,899
                                                                                ----------

Money Markets (0.7%)
AIM Treasury Money Market Fund                         10,318,926                   10,319
                                                                                ----------
Total Money Markets                                                                 10,319
                                                                                ----------

Total (Cost $1,536,675) (a) - 99.9%                                             $1,536,675
                                                                                ==========

----------

Percentages indicated are based on net assets of $1,537,814.

See notes to schedules of portfolio investments.

Fifth Third Michigan Municipal Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                               Shares or Principal Amount         Value
                                               --------------------------         -----
Commercial Paper (6.1%)
Michigan (6.1%)
Modal, Series 2002 A, GO, 1.15%,                       $    2,000               $  2,000
11/2/04
State Builders, 1.42%, 11/4/04                             10,000                 10,000
                                                                                --------
                                                                                  12,000
                                                                                --------
Total Commercial Paper                                                            12,000
                                                                                --------

Municipal Bonds (92.9%)
Alaska (3.8%)
Valdez Marine Terminal Revenue,                             7,350                  7,350
Exxon Pipeline Co., Project A, 1.65%,                                           --------
12/1/33 *
Michigan (84.6%)
Deckerville Community School District,                        305                    306
 GO, 2.00%, 5/1/05
Delhi Township, GO, 2.00%, 5/1/05                             320                    321
Detroit Economic Development Corp.,                         3,330                  3,330
GO, 1.77%, 5/1/09 *
Detroit Waterfront Reclamation, Series                      7,405                  7,404
C, 1.92%, 5/1/09 *
Detroit, Series A, GO, 6.70%, 4/1/10,                       1,000                  1,032
(Prerefunded 4/1/05 @ 101)
Farmington Hills Economic                                     655                    655
Development Corp., Marketing Displays,
(AMT), 1.85%, 9/1/08 *
Genesee County Economic Development                         2,365                  2,365
 Corp., Rawcar Group, (AMT), 1.89%,
5/1/20 *
Grand Valley State University Revenue,                      4,920                  4,920
Series B, 1.78%, 6/1/27 *
Holly Area School District, GO, 5.63%,                        130                    137
5/1/25, (Prerefunded 5/1/05 @ 101)
Holly Area School District,                                   820                    844
Refunded-1999, GO, 5.38%, 5/1/12,
(Prerefunded 5/1/05 @ 101)
Hospital Finance Authority Revenue                            555                    555
Balmoral, Inc., 1.75%, 9/1/16 *
Housing Development Authority, Hunt                           500                    500
Club Apartments, 1.81%, 7/15/35 *
Housing Development Authority, Ltd.,                        3,900                  3,900
1.81%, 1/1/29 *
Housing Development Authority, Rental                       1,410                  1,410
 Housing Revenue, Series B, 1.74%,
4/1/19 *
Housing Development Authority, Series                       3,000                  3,000
A, 1.82%, 9/1/35 *
Housing Development Authority, Series                       1,200                  1,200
B, 1.22%, 12/1/04
Housing Development Authority, Series                         485                    485
C, 1.71%, 4/1/21 *

Huron Valley School District, GO,                             200                    204
5.63%, 5/1/05
Jackson County Economic Development                         3,400                  3,400
Corp., Limited Obligation Revenue, Vista
 Grande Villa, Series A, 1.74%, 11/1/31 *
Jackson Public Schools, 2.50%, 5/1/05                         200                    201
Job Development, East Lansing, 1.80%,                         300                    300
12/1/14 *
Kalamazoo, 2.00%, 4/1/05                                      235                    236
Kalamazoo Hospital Finance Authority,                       1,000                  1,019
Refunding & Improvement, Bronson
Methodist Hospital, 5.25%, 5/15/05
Kalamazoo, GO, 3.00%, 4/1/05                                  395                    398
Kent County Airport Facility Revenue,                         505                    508
Kent County International Airport,
(AMT), 5.30%, 1/1/05
Kent County Airport Facility, Kent                            645                    648
County International Airport, (AMT),
4.30%, 1/1/05
Kent County Airport Facility, Kent                            930                    956
County International Airport, (AMT),
5.50%, 1/1/07, (Prerefunded 1/1/05 @
102)
Kent County, Hospital Finance                               1,150                  1,158
Authority, Butterworth Hospital, 4.90%,
1/15/05
Kent County, Refuse Disposal System,                          100                    100
Series A, GO, 4.63%, 11/1/04
Leelanau County Economic                                      660                    660
Development Corp., American
Community Mutual Insurance Co.,
1.65%, 6/15/06 *
Marquette County Economic                                     900                    900
Development Corp., Pioneer Labs, Inc.,
Series A, (AMT), 2.00%, 6/1/12 *
Municipal Building Authority Revenue,                       1,000                  1,011
Series B-1, 3.00%, 8/19/05
Oakland County Economic Development                         2,035                  2,035
 Corp., Limited Obligation Revenue,
Moody Family, Ltd., (AMT), 1.92%,
9/1/12 *
Oakland County Economic Development                         1,900                  1,900
 Corp., North America, (AMT), 1.92%,
7/1/18 *
Riverview Community School District,                          860                    863
GO, 2.00%, 5/1/05
Riverview, GO, 1.25%, 11/1/04                                 495                    495
Rochester Hills Economic Development                           60                     60
Corp., 1.95%, 12/1/04 *
Southfield Public Schools, School                             995                    998
Building & Site, Series B, GO, 2.00%,
5/1/05
St. Clair Shores Economic Development                         350                    350
 Corp., Borman's, Inc., (AMT), 2.40%,
10/15/06 *
State Building Authority Revenue,                           1,000                  1,032
Facilities Program, Series I, 5.00%,
10/15/05

State Comprehensive Transportation                            225                    229
Revenue Bonds, Series A, 5.00%,
5/15/05
State Hospital Finance Authority                            1,400                  1,400
Revenue, Holland Community Hospital,
Series B, 1.81%, 1/1/34 *
State Hospital Financial Authority                          3,000                  3,000
Revenue, Crittenton Hospital, 1.75%,
3/1/14 *
Sterling Heights Economic Development                         785                    785
 Corp., Sterling Shopping Center, 1.80%,
 12/1/10 *
Strategic Fund, Automatic Spring,                           1,300                  1,300
(AMT), 2.00%, 9/1/10 *
Strategic Fund, Banks Hardwoods, Inc.,                        947                    947
(AMT), 1.91%, 7/1/12 *
Strategic Fund, Baron Drawn Steel,                            400                    400
1.94%, 12/1/06 *
Strategic Fund, Biewer of Lansing,                          1,265                  1,265
(AMT), 1.91%, 5/1/19 *
Strategic Fund, Brazing Concepts Co.,                       1,900                  1,900
(AMT), 1.92%, 9/1/18 *
Strategic Fund, Donnelly Corp., Series                      2,500                  2,500
A, (AMT), 1.95%, 3/1/10 *
Strategic Fund, Donnelly Corp., Series                      2,500                  2,500
B, (AMT), 1.65%, 4/1/08 *
Strategic Fund, E & L Meat Co.,                             2,175                  2,175
(AMT), 1.90%, 3/1/29 *
Strategic Fund, Emerson Schools,                            2,660                  2,660
1.84%, 7/1/24 *
Strategic Fund, Enviromental Powder                           345                    345
Co., (AMT), 1.92%, 7/1/22 *
Strategic Fund, Fitz-Land LLC, (AMT),                       2,535                  2,535
 1.89%, 8/1/25 *
Strategic Fund, Fleet Engineers Project,                      600                    600
(AMT), 1.92%, 9/1/09 *
Strategic Fund, Forest City                                 2,000                  2,000
Technologies, (AMT), 1.89%, 9/1/15 *
Strategic Fund, Frederick Wolfgang,                           820                    820
(AMT), 1.92%, 9/1/26 *
Strategic Fund, Glastender, Inc., (AMT),                      600                    600
 1.92%, 9/1/08 *
Strategic Fund, HP Pelzer, Inc., (AMT),                       575                    575
 1.92%, 3/1/11 *
Strategic Fund, I.V.C. Industrial                             225                    225
Coatings, (AMT), 1.92%, 12/1/12 *
Strategic Fund, Jedco, Inc., (AMT),                         2,600                  2,600
1.92%, 11/1/15 *
Strategic Fund, John Dekker & Sons,                           425                    425
(AMT), 1.92%, 1/1/18 *
Strategic Fund, Joy Properties LLC,                           300                    300
1.92%, 5/1/17 *
Strategic Fund, Kaspari Invetsments                           100                    100
LLC, 1.92%, 6/1/09 *
Strategic Fund, Kazoo, Inc., (AMT),                           260                    260
1.65%, 3/15/07 *
Strategic Fund, Kundinger, (AMT),                           1,235                  1,235
1.92%, 2/1/29 *

Strategic Fund, Kurdziel Iron, (AMT),                         900                    900
1.94%, 5/1/10 *
Strategic Fund, Limited Obligated                           1,000                  1,000
Revenue, Oak Industrial Drive Project,
1.92%, 11/1/33 *
Strategic Fund, Limited Obligation                            800                    800
Revenue, All American Property LLC,
(AMT), 1.92%, 12/1/18 *
Strategic Fund, Limited Obligation                          3,200                  3,200
Revenue, American Litho Project, 2.01%,
2/1/31 *
Strategic Fund, Limited Obligation                            200                    200
Revenue, Bowers Manufacturing Co.
(AMT), 1.92%, 9/1/10 *
Strategic Fund, Limited Obligation                            800                    800
Revenue, Cayman Chemical Company
Project, 1.89%, 6/1/28 *
Strategic Fund, Limited Obligation                          1,000                  1,000
Revenue, Creative Foam Corp. (AMT),
1.92%, 11/1/11 *
Strategic Fund, Limited Obligation                          2,400                  2,400
Revenue, Delta Containers, Inc. (AMT),
1.92%, 3/1/11 *
Strategic Fund, Limited Obligation                            700                    700
Revenue, Horizon Development Project,
(AMT), 1.92%, 9/1/21 *
Strategic Fund, Limited Obligation                            800                    800
Revenue, Jet Enterprises, (AMT), 1.91%,
3/1/11 *
Strategic Fund, Limited Obligation                          2,200                  2,200
Revenue, Metal Technologies Project,
(AMT), 1.89%, 7/1/19 *
Strategic Fund, Limited Obligation                          1,900                  1,900
Revenue, Midwest Kellering Co. Project,
(AMT), 1.92%, 6/1/19 *
Strategic Fund, Limited Obligation                          1,250                  1,250
Revenue, Motor City Mold, Inc. Project,
(AMT), 1.89%, 3/1/21 *
Strategic Fund, Limited Obligation                            150                    150
Revenue, Plascore Inc. Project, 1.92%,
7/1/16 *
Strategic Fund, Limited Obligation                          1,800                  1,800
Revenue, Production Engineering Project,
(AMT), 1.90%, 6/1/13 *
Strategic Fund, Limited Obligation                          2,215                  2,215
Revenue, R. L. Adams Plastics, Inc.,
(AMT), 1.92%, 5/1/23 *
Strategic Fund, Limited Obligation                          2,210                  2,210
Revenue, River City Plastics, Inc.,
(AMT), 1.92%, 3/1/21 *
Strategic Fund, Limited Obligation                            700                    700
Revenue, RL Enterprises LLC (AMT),
1.92%, 12/1/09 *
Strategic Fund, Limited Obligation                            900                    900
Revenue, S.K.Y. Sakaiya Corp. Project,
(AMT), 1.91%, 5/1/10 *
Strategic Fund, Limited Obligation                            300                    300
Revenue, Whitehall Industries, Inc.,
1.92%, 11/1/20 *

Strategic Fund, Lions Bear Lake Camp                        1,110                  1,110
Project, 1.89%, 8/1/22 *
Strategic Fund, MacArthur, (AMT),                           2,200                  2,200
1.92%, 6/1/15 *
Strategic Fund, Maco Steel, Inc.,                           1,765                  1,765
(AMT), 1.92%, 3/1/24 *
Strategic Fund, Merrill Group, (AMT),                       1,140                  1,140
1.94%, 10/1/22 *
Strategic Fund, Middleville Tool & Die                      2,500                  2,500
Project, (AMT), 1.92%, 9/1/13 *
Strategic Fund, Northern Pure Ice Co.,                        470                    470
(AMT), 2.00%, 3/1/15 *
Strategic Fund, Patten Monument,                              780                    780
(AMT), 1.92%, 11/1/26 *
Strategic Fund, Phipps Emmett                               2,000                  2,000
Association, (AMT), 2.00%, 12/1/23 *
Strategic Fund, Proto-Techniques,                           2,700                  2,700
(AMT), 1.92%, 12/1/26 *
Strategic Fund, Protomark Corp.                               400                    400
Project, (AMT), 1.92%, 8/1/17 *
Strategic Fund, SFI Acquistion, Inc.,                       1,080                  1,080
(AMT), 1.92%, 2/1/28 *
Strategic Fund, Solid Waste Disposal,                       3,100                  3,100
Grayling Generating, (AMT), 1.79%,
1/1/14 *
Strategic Fund, Stegner East Investments                    3,135                  3,135
 LLC Project, (AMT), 1.92%, 6/1/29 *

Strategic Fund, Sunrise Windows, Ltd.,                      1,110                  1,110
(AMT), 1.91%, 5/1/13 *
Strategic Fund, Thompson Family                               955                    955
Holdings, (AMT), 1.94%, 7/1/28 *
Strategic Fund, Trenton Forging Co.,                        1,335                  1,335
(AMT), 1.90%, 6/1/20 *
Strategic Fund, Trio Tool Co., (AMT),                       1,325                  1,325
1.90%, 7/1/24 *
Strategic Fund, Ultra Tech Printing Co.,                    1,190                  1,190
 (AMT), 1.92%, 8/1/23 *
Strategic Fund, Waltec American                             1,700                  1,700
Forgings, (AMT), 1.92%, 10/1/09 *
Strategic Fund, Warren Screw Products,                        300                    300
Inc., (AMT), 1.92%, 9/1/16 *
Strategic Fund, Waterland, (AMT),                           1,000                  1,000
2.20%, 6/1/25 *
Strategic Fund, Wayne Disposal,                             2,490                  2,490
(AMT), 1.84%, 3/1/05 *
Strategic Fund, Wright K Technology,                          695                    695
Inc., (AMT), 1.94%, 5/1/17 *
Strategic Fund, YMCA Detroit Project,                       1,000                  1,000
1.86%, 5/1/31 *
Traverse City Area Public Schools,                            950                    977
7.25%, 5/1/05
Underground Storage Tank Financial                          4,000                  4,093
Assurance Authority, Series I, 6.00%,
5/1/05
University of Michigan Hospital                             2,835                  2,835
Revenue, Series A, 1.75%, 12/1/19 *
University of Michigan, Medical Service                     1,000                  1,000
Plan, Series A-1, 1.75%, 12/1/21 *

University of Michigan, Series A-2,                         5,600                  5,600
1.75%, 12/1/24 *
Vicksburg Community Schools, 2.00%,                           250                    251
5/1/05
Warren Economic Development Corp.,                            750                    750
Limited Obligation, CMX Corp., (AMT),
 1.65%, 3/15/07 *
Washtenaw County, Lyndon & Sylvan                             325                    327
Township Sewer Disposal, 2.50%,
5/1/05
Willow Run Community Schools,                                 500                    508
4.75%, 5/1/05
Zeeland Hopital Finance Authority                           3,000                  3,000
Revenue, 1.82%, 9/1/31 *                                                        --------
                                                                                 165,723
                                                                                --------
Puerto Rico (4.5%)
Industrial Medical & Environmental                          4,695                  4,695
Pollution Control, Facilities Financing
Authority, Abbott Laboratories, 1.30%,
3/1/23 *
Industrial Medical & Environmental                          4,200                  4,200
Pollution Control, Facilities Financing                                         --------
Authority, Merck Co., 1.75%, 12/1/18 *
                                                                                   8,895
                                                                                --------
Total Municipal Bonds                                                            181,968
                                                                                --------

Money Markets (0.8%)
AIM Tax Free Money Market Fund                                508                      1
Dreyfus Tax Exempt Money Market                             5,904                      6
Fund
Federated Tax Exempt Money Market                       1,606,147                  1,605
Fund
Merrill Lynch Institutional Tax Exempt                      5,541                      6
Fund                                                                            --------
Total Money Markets                                                                1,618
                                                                                --------

Total (Cost $195,586) (a) - 99.8%                                               $195,586
                                                                                ========

----------

Percentages indicated are based on net assets of $195,981.
See notes to schedules of portfolio investments.

Fifth Third Municipal Money Market Fund
Schedule of Portfolio Investments
October 31, 2004
(Unaudited)
(Amounts in thousands, except shares)

                                               Shares of Principal Amount        Value
                                               --------------------------        -----
Commercial Paper (4.3%)
Arizona (3.1%)
Mesa, 1.19%, 11/15/04                                   $  2,970                $  2,970
Mesa Municipal, 1.72%, 11/15/04                            2,000                   2,000
                                                                                --------
                                                                                   4,970
                                                                                --------
Michigan (1.2%)
State Builders, 1.42%, 11/4/04                             2,000                   2,000
                                                                                --------
Total Commercial Paper                                                             6,970
                                                                                --------

Municipal Bonds (95.2%)
Colorado (7.9%)
Arapahoe County Water and Wastewater                       1,500                   1,500
Authority Revenue, Series A, 1.79%,
12/1/33 *
Castlewood Ranch Metropolitan District,                    1,500                   1,500
 1.15%, 12/1/34 *
Colorado Springs, Pikes Peak YMCA,                           800                     800
1.79%, 11/1/22 *
Colorado Springs, Revenue, National                          670                     670
Strength and Condition, 1.89%, 11/1/22 *
Commerce City, 1.30%, 12/1/31 *                            2,140                   2,140
Durango, Revenue, Health and Human                           805                     805
Services, 1.89%, 12/15/14 *
Educational and Cultural Facility                            765                     765
Authority Revenue, Community Wireless
Park City, 1.80%, 12/1/23 *
Grand Junction Revenue, 2.00%,                               500                     502
3/1/05
Holland Creek, 1.75%, 6/1/41 *                               740                     740
Parker Fire Protection District, 5.00%,                      100                     100
11/15/04
Pinery West Metropolitan District No.                      3,200                   3,200
2, 1.20%, 12/1/32 *                                                             --------
                                                                                  12,722
                                                                                --------
Georgia (1.9%)
Dekalb County, Development Authority                       1,000                   1,000
Revenue, Oglethorpe University, 1.77%,
10/1/29 *
Fulton County, Development Authority                       2,100                   2,100
Revenue, Holy Innocents Episcopal,                                              --------
1.77%, 8/1/24 *
                                                                                   3,100
                                                                                --------
Illinois (22.1%)
Chicago Park District, Series B, 3.00%,                      210                     211
1/1/05
Development Finance Authority, 1.80%,                      2,000                   2,000
 4/1/32 *
Development Finance Authority                              2,000                   2,000
Revenue, McCormick Theological, Series
B, 1.80%, 6/1/35 *

Development Finance Authority                              3,170                   3,170
Revenue, St. Anne Place Project, 1.90%,
6/1/22 *
Development Finance Authority, WTVP                        3,650                   3,650
 Channel 47, Series A, Lake County
Family YMCA, 1.82%, 9/1/22 *
Educational Facilities Authority, Field                    4,900                   4,900
Museum of Natural History, 1.77%,
11/1/25 *
Galesburg, Knox College, 1.77%, 7/1/24 *                   2,400                   2,400
Health Facilities Authority, 1.78%,                        3,000                   3,000
1/1/16 *
Hopedale, Industrial Development,                            940                     940
Hopedale Medical Foundation, 1.79%,
5/1/09 *
Kane County, 4.50%, 1/1/05                                   150                     151
Lake Villa, Allendale Association,                         4,835                   4,835
1.84%, 10/1/26 *
Macon County, Millikin University,                         1,500                   1,500
1.81%, 10/1/31 *
Peoria, Peoria Academy, 1.87%, 9/1/26 *                    4,400                   4,400
Springfield Community Improvement,                         1,000                   1,000
1.80%, 12/1/25 *
Winnebago County Health Care Facility                      1,185                   1,185
Revenue, Crusader Clinic, 1.79%, 1/1/17 *                                       --------
                                                                                  35,342
                                                                                --------
Indiana (14.4%)
Bond Banking Revenue, Advance                              5,000                   5,010
Program Notes, Series A, 2.00%,
1/25/05
Carmel High School Building Corp.,                           680                     683
First Meeting, 3.00%, 1/15/05
Crawfordsville, Economic Development,                      3,410                   3,410
Autumn Woods Apartments, Series A,
1.79%, 1/1/30 *
Dekko Foundation Educational Facilities                      700                     700
 Revenue, Series I, 1.97%, 4/1/21 *

Development Financial Authority,                           3,800                   3,800
Mental Health, 1.89%, 12/1/22 *
Development Financial Authority,                           1,420                   1,420
Regional Council of Carpenters, 1.89%,
9/1/31 *
Greenfield, Economic Development,                            140                     140
2.04%, 9/1/05 *
Healthcare Facilities Revenue, Southern,                   1,750                   1,750
Indiana Rehabilitation Hospital, 1.87%,
4/1/20 *
Indianapolis, State Development Finance                    2,555                   2,555
 Authority, Lutheran Educational
Facilities Project, 1.87%, 10/1/17 *
Michigan City School Building Corp.,                         750                     755
5.00%, 1/5/05
Saint Joseph County, Economic                              2,700                   2,700
Development Revenue, 1.89%, 6/1/22 *                                            --------

                                                                                  22,923
                                                                                --------
Iowa (1.1%)
Financial Authority, Diocese of Sioux                      1,740                   1,740
                                                                                --------
City, 1.79%, 3/1/19 *
Louisiana (0.2%)
Energy & Power Authority, 5.25%,                             125                     126
1/1/05
New Orleans Parish School Board,                             165                     166
4.90%, 12/1/04                                                                  --------
                                                                                     292
                                                                                --------
Michigan (9.5%)
Hospital Finance Authority, Hospital                       2,700                   2,700
Equipment Loan Program, Series B,
1.78%, 5/1/30 *
Hospital Finance Authority, St. John                       1,000                   1,019
Hospital & Medical Center, 5.00%,
5/15/05
Housing Development Authority, Rental                      1,600                   1,600
 Housing Revenue, Series B, 1.74%,
4/1/19 *
Mancelona Area Water, Sewer Authority,                     1,035                   1,035
 Water Supply Systems Revenue, 1.84%,
4/1/21 *
Strategic Fund, Vincent Home Project,                      6,645                   6,645
1.77%, 8/1/28 *
Strategic Fund, YMCA Metropolitan                            400                     400
Detroit Project, 1.77%, 11/1/33 *
University of Michigan, Medical Service                      500                     500
Plan, Series A-1, 1.75%, 12/1/21 *

University of Michigan, Series A-2,                        1,400                   1,400
1.75%, 12/1/24 *                                                                --------
                                                                                  15,299
                                                                                --------
Minnesota (4.6%)
Lauderdale, Childrens Home Society,                        1,105                   1,105
1.84%, 12/1/30 *
Minneapolis, Minnehaha Academy                             3,600                   3,599
Project, 1.84%, 5/1/26 *
Roseville Health Care Facilities                           2,730                   2,730
Revenue, Presbyterian Homes Project,                                            --------
1.79%, 10/1/29 *
                                                                                   7,434
                                                                                --------
Missouri (4.0%)
State Health & Educational Facilities                      1,775                   1,775
Authority, Drury University, 1.79%,
8/15/28 *
State Health & Educational Facilities                      1,700                   1,700
Authority, Missouri Valley College,
1.79%, 10/1/31 *
State Public Utilities Revenue, 2.75%,                     3,000                   3,026
10/1/05                                                                         --------
                                                                                   6,501
                                                                                --------
Ohio (11.0%)
Butler County, Bond Anticipation                             500                     502
Notes, Series A, GO, 2.00%, 3/11/05
Butler County, Healthcare Facilities,                      1,000                   1,000
1.77%, 5/1/27 *
Columbiana County, Revenue, East                           4,600                   4,600
Liverpool, 1.84%, 10/1/23 *

Coshocton County, Hospital Revenue,                          210                     210
1.87%, 3/1/14 *
Independence, Economic Development                         2,185                   2,185
Revenue, 1.84%, 12/1/16 *
Montgomery County, Economic                                2,000                   2,000
Development, Benjamin & Marian Arts
Center, Series A, 1.84%, 4/1/11 *
Montgomery County, Economic                                1,400                   1,400
Development, The Dayton Art Institute,
1.82%, 5/1/26 *
Montgomery County, Health Care                             1,790                   1,790
Facilities, Community Blood Center,
1.87%, 12/1/20 *
State Higher Education Facilities                          2,000                   2,000
Revenue, Ashland University Project,
1.81%, 9/1/24 *
Summit County, Industrial Development                      1,020                   1,020
 Revenue, SSP Fittings Corporate Project,
 1.87%, 9/1/11 *
Upper Arlington Bond Anticipation                          1,000                   1,002
Notes, Street Improvements, 2.00%,                                              --------
1/12/05 *
                                                                                  17,709
Oklahoma (0.2%)                                                                 --------
Municipal Power Authority, Power                             250                     250
Supply System Revenue, Series B,                                                --------
2.00%, 1/1/05 *
Pennsylvania (3.9%)
Allegheny County, Indivdual                                1,000                   1,000
Development Authority Revenue, Sacred
Heart High School, 1.84%, 6/1/22 *
Allegheny County, Industrial                               1,100                   1,100
Development Authority Revenue,
Sewickley Academy, Series A, 1.85%,
11/1/22 *
Higher Educational Facilities Authority                    1,700                   1,700
Revenue, Association of Independent
Colleges, Series F1, 1.77%, 5/1/20 *
North Wales Water Authority, 2.75%,                        2,000                   2,018
10/1/05
Wallingford-Swarthmore School District,                      500                     500
 2.00%, 11/15/04                                                                --------
                                                                                   6,318
South Carolina (0.1%)                                                           --------
York County School District #4, Fort                         230                     231
Mill, Series B, 3.00%, 3/1/05                                                   --------
Texas (3.5%)
Corpus Christi, 4.00%, 3/1/05                              1,200                   1,211
Corsicana Independent School District,                       280                     280
2.00%, 2/15/05
Harlingen, GO, 4.65%, 2/15/05                                150                     151
State Tax & Revenue, 3.00%, 8/31/05                        4,000                   4,046
                                                                                --------
                                                                                   5,688
Utah (0.7%)                                                                     --------
Weber County Industrial Revenue,                           1,185                   1,185
Enable Industries, Inc., 1.89%, 12/1/15 *                                       --------

Washington (9.8%)
Bremerton Revenue, 1.82%, 12/1/28 *                        3,100                   3,100
Franklin County School District No.                          475                     475
001, 2.00%, 12/1/04
Health Care Facilities Authority                           4,140                   4,140
Revenue, Inland Northwest Blood, 1.82%,
 8/1/26 *
Higher Education Facilities Authority                      2,470                   2,470
Revenue, Seattle University Project,
2.00%, 11/1/04
King County School District No. 415,                         750                     751
2.00%, 12/1/04
Metropolitan Park District, Tacoma,                          545                     545
Series A, 2.00%, 12/1/04
Richland Gold Enterprises Revenue,                         3,565                   3,565
1.77%, 12/1/21 *
Tacoma Sewer Revenue, Series B,                              300                     301
5.60%, 12/1/04
Yakima Water & Sewer Revenue, Series                         445                     445
A, 2.00%, 11/1/04                                                               --------
                                                                                  15,792
                                                                                --------
Wisconsin (0.3%)
State Transportation Revenue, Series A,                      200                     204
4.50%, 7/1/05
Wilmot Union High School District,                           225                     225
Series B, 2.00%, 3/1/05                                                         --------
                                                                                     429
                                                                                --------
Total Municipal Bonds                                                            152,955
                                                                                --------

Money Markets (0.5%)
AIM Tax Free Money Market Fund                            45,911                      46
Dreyfus Tax Exempt Money Market                           79,462                      79
Fund
Federated Tax Exempt Money Market                        733,614                     734
Fund                                                                            --------
Total Money Markets                                                                  859
                                                                                --------

Total (Cost $160,784) (a) - 100.0%                                              $160,784
                                                                                ========

----------

Percentages indicated are based on net assets of $160,767.
See notes to schedules of portfolio investments.

NOTES TO MONEY MARKET SCHEDULES OF PORTFOLIO INVESTMENTS

* Variable rate security. Rate presented represents the rate in effect at October 31, 2004. Maturity date reflects the actual maturity date.

**   Rate represents the effective yield at purchase.

a)   Also represents cost for federal income tax purposes.

b) Proceeds at maturity range from $23,925 to $225,034. Collateralized by various U.S. Treasury securities.

c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

The following abbreviations are used in these Schedules of Portfolio
Investments:

AMT - Alternative Minimum Tax Paper
GO  - General Obligation
LOC - Letter of Credit
LLC - Limited Liability Company

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
OCTOBER 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Fifth Third Funds in the preparation of their schedule of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States.

SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Securities invested in the International Equity Fund are valued at the closing mid-market price on that exchange on the day of computation. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees ("Trustees"). Short-term investments maturing in 60 days or less and investments of the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Michigan Muncipal Money Market Fund and Municipal Money Market Fund (the "Money Market Funds") are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise and fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Fund uses fair value pricing, the value assigned to the International Equity Fund's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis. Securities transactions for the Money Market Funds are accounted for on trade date.

FOREIGN CURRENCY TRANSLATION--The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

FORWARD CURRENCY CONTRACTS--The International Equity Fund may enter into forward currency contracts ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

FOREIGN CURRENCY COMMITMENTS--The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities of foreign currency exchange transactions. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FUTURES CONTRACTS--The Funds, with the exception of the Micro Cap Value Fund, the Multi Cap Value Fund and the Strategic Income Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The International Equity Fund held $4,190,000 in cash as collateral for its futures contracts.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the prior day's market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. Government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

CONCENTRATION OF CREDIT RISK

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Intermediate Municipal Bond Fund held a substantial amount of their assets in debt obligations issued by the State of Michigan and their political subdivisions, agencies and public authorities at October 31, 2004. The Fund is more susceptible to factors adversely affecting issuers of Michgan municipal securities than a Fund that is not conocentrated in these issuers to the same extent.

The Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund invest a substantial portion of their assets in debt obligations issued by the State of Ohio and the State of Michigan, respectively, and their political subdivisions, agencies and public authorities. The Funds are more susceptible to factors adversely affecting issuers of Ohio and Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The Michigan Municipal Money Market Fund invests a substantial portion of its assets in debt obligations issued by the State of Michigan, and their political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fifth Third Funds
             ------------------------------------------------------------------

By (Signature and Title)  /s/ Adam S. Ness              Adam S. Ness, Treasurer
                          -----------------------------------------------------

Date December 30, 2004
     --------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ C. David Bunstine    C. David Bunstine, President
                          -----------------------------------------------------

Date December 30, 2004
     --------------------------------------------------------------------------

By (Signature and Title)  /s/ Adam S. Ness              Adam S. Ness, Treasurer
                          -----------------------------------------------------

Date December 30, 2004
     --------------------------------------------------------------------------